APF II RESI O4B-24A, LLC ABS-15G

Exhibit 99.3 - Schedule 3

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	887	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2025-12-09 06:52	2025-12-12 13:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received VOE - Due Diligence Vendor-12/12/2025 Ready for Review-Document Uploaded. - Seller-12/11/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-12/09/2025	Ready for Review-Document Uploaded. - Seller-12/11/2025	Resolved-Received VOE - Due Diligence Vendor-12/12/2025	Qualifying DTI below maximum allowed - Required is 50 Borrower has 19.11 Months Reserves exceed minimum required - 3 months reserves required / Borrower reserves 45.75 months		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6543907
XXXX	412	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE6844	2026-01-26 12:47	2026-02-02 15:20	Resolved	1 - Information	C	A	Credit	Assets	Gift Funds General	Resolved-Received copy of cashier check for 7k. - Due Diligence Vendor-02/02/2026 Ready for Review-Document Uploaded. - Seller-01/29/2026 Ready for Review-Please see attached EMD check for $7K. - Seller-01/29/2026 Open-Missing a copy of the gift check/EMD check for $7,000 - Due Diligence Vendor-01/26/2026	Ready for Review-Document Uploaded. - Seller-01/29/2026 Ready for Review-Please see attached EMD check for $7K. - Seller-01/29/2026	Resolved-Received copy of cashier check for 7k. - Due Diligence Vendor-02/02/2026	LTV is less than guideline maximum - Required is 75 Borrower has 34.55 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7299509
XXXX	412	XXXX	C	B	C	B	A	A	A	A	Closed	FPRO1249	2026-01-23 15:43	2026-01-28 14:57	Waived	2 - Non-Material	C	B	Credit	Eligibility	Neighborhood Location Not Allowed for Program	Waived-Originator provided a waiver for Rural property with 30 Acres, applied to non material finding with comp factors - Due Diligence Vendor-01/28/2026
Ready for Review-Document Uploaded. Please see attached approved exception form - rural property greater than 20 acres. Please clear this finding, - Seller-01/27/2026
																						Open-Primary Value Valuation Neighborhood Location Not Allowed for Program Per guidelines Rural properties greater than 20 acres are ineligible property types. The subject property is located in a Rural neighborhood and is XXXX acres per the appraisal (exception noted on comments on Fraud report, but no exception found in the file) - Due Diligence Vendor-01/26/2026	Ready for Review-Document Uploaded. Please see attached approved exception form - rural property greater than 20 acres. Please clear this finding, - Seller-01/27/2026	Waived-Originator provided a waiver for Rural property with 30 Acres, applied to non material finding with comp factors - Due Diligence Vendor-01/28/2026	LTV is less than guideline maximum - Required is 75 Borrower has 34.55 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784	FICO: 776 Reserves: 33 months verified.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7278146
XXXX	411	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-02-11 12:35	2026-02-26 07:47	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-No reserves are required, the savings is greater than 10%. XXXX is calculating the P&I off the original or 360 months term or XXXX. The guides do not state I/O loans qualify using the remaining term after the I/O period, only the fully amortized payment, which is over 30 years. - Due Diligence Vendor-02/26/2026
Counter-Loan is I/O for 120 months XXXX with full P&I amortization for 240 months or XXXX. XXXX is calculating the P&I off the original or 360 months term or XXXX. This is not correct as at the end of the I/O there is only 240 months left to amortize. - Due Diligence Vendor-02/22/2026
Ready for Review-Please see attached  - Seller-02/18/2026
Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes the New full amortized payment at XXXX is less than 90% of the prior P&I XXXX XXXX =  XXXX. Therefore the loan meets – DSCR Guideline 7.3 section -  Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater. Please expedite this to be cleared as soon as possible - Seller-02/18/2026
Counter-The new calculated fully amortized payment P&I is XXXX. - Due Diligence Vendor-02/13/2026
Ready for Review-Lender notes the New fully amortized payment at $1,319.04 is less than 90% of the prior P&I XXXX $ XXXX = XXXX. Therefore the loan meets – DSCR Guideline 7.3 section -  Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater  - Seller-02/11/2026
Open-Audited Reserves of 0.1 month(s) are less than Guideline Required Reserves of 3 month(s) Borrower does not have sufficient reserves. Per lenders notes reduction in PITI of 10% of more on a rate and term reserves are waived. However the loan is interest only and that reduction is based on the fully amortized payment which is not a reduction of 10% or more. - Due Diligence Vendor-02/11/2026	Ready for Review-Please see attached - Seller-02/18/2026
 Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes the New full amortized payment at XXXX is less than 90% of the prior P&I XXXX $ XXXX = XXXX. Therefore the loan meets – DSCR Guideline 7.3 section -  Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater. Please expedite this to be cleared as soon as possible - Seller-02/18/2026
 Ready for Review-Lender notes the New fully amortized payment at XXXX is less than 90% of the prior P&I XXXX $ XXXX = XXXX. Therefore the loan meets – DSCR Guideline 7.3 section -  Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater  - Seller-02/11/2026
																								Resolved-No reserves are required, the savings is greater than 10%. XXXX is calculating the P&I off the original or 360 months term or XXXX. The guides do not state I/O loans qualify using the remaining term after the I/O period, only the fully amortized payment, which is over 30 years. - Due Diligence Vendor-02/26/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.046 Required is 0.8 Borrower has 1.046 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 759 Required is 700 Borrower has 759		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7563011
XXXX	889	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	375	XXXX	D	B	D	A	D	B	A	A	Closed	FCRE8712	2026-03-09 15:40	2026-03-12 13:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Rent	Resolved-Received VOR. - Due Diligence Vendor-03/12/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026 Open-VOR: Provide VOR to verify borrower's primary rental history. (Credit report shows a rental agreement; however, there is no way to determine it pertains to current rental). It should be noted that without a verified 12-month rental history, the maximum LTV is only 80%. Additional conditions may apply pending review of rental history documentation. - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026	Resolved-Received VOR. - Due Diligence Vendor-03/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 762 Qualifying DTI below maximum allowed - Required is 50 Borrower has 27.82		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8005126
XXXX	375	XXXX	D	B	D	A	D	B	A	A	Closed	FCRE6019	2026-03-11 00:03	2026-03-12 13:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received XXXX status. - Due Diligence Vendor-03/12/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026 Open-Borrower Citizenship Documentation Is Missing Missing a copy of a valid XXXX or EAD Card to verify borrower is legally present in the United States. Additional conditions may apply. - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026	Resolved-Received XXXX status. - Due Diligence Vendor-03/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 762 Qualifying DTI below maximum allowed - Required is 50 Borrower has 27.82		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8034884
XXXX	375	XXXX	D	B	D	A	D	B	A	A	Closed	FCRE1325	2026-03-09 15:01	2026-03-12 13:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-03/12/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026 Open-Borrower 1 CPA Letter Missing Provide CPA letter verifying borrower's ownership percentage and length of time in business. - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-03/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 762 Qualifying DTI below maximum allowed - Required is 50 Borrower has 27.82		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8004065
XXXX	375	XXXX	D	B	D	A	D	B	A	A	Closed	FCOM1266	2026-03-09 11:13	2026-03-12 08:24	Resolved	1 - Information	D	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/12/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026 Open-Homeownership Counseling Disclosure Is Missing Please provide Homeownership Counseling Disclosure provided to borrower within three business days of application date. Statute of Limitations - 1 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/11/2026	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 762 Qualifying DTI below maximum allowed - Required is 50 Borrower has 27.82		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7997897
XXXX	375	XXXX	D	B	D	A	D	B	A	A	Closed	FCOM1302	2026-03-09 11:13	2026-03-09 12:10	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Home Loan Toolkit Not Provided Within 3 Days of Application Date	Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '5'). Originator waiver applied to non-material findings - Due Diligence Vendor-03/09/2026		Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '5'). Originator waiver applied to non-material findings - Due Diligence Vendor-03/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 762 Qualifying DTI below maximum allowed - Required is 50 Borrower has 27.82			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	7997896
XXXX	374	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	383	XXXX	D	A	C	A	D	A	A	A	Closed	finding-3352	2026-03-11 12:08	2026-07-15 16:37	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance.
  - Due Diligence Vendor-07/15/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/13/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 765 Required is 720 Borrower has 765 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.19 Required is 50 Borrower has 41.19			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8049709
XXXX	383	XXXX	D	A	C	A	D	A	A	A	Closed	FCRE1198	2026-03-11 15:08	2026-03-18 11:56	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Upon further review, deposits were made prior to disbursement date shown on PCCD. - Due Diligence Vendor-03/18/2026
Ready for Review-The deposits are dated XXXX and the subject loan disbursed on XXXX. Please escalate and clear the finding accordingly. - Seller-03/16/2026
Counter-Deposits are after Note date, unable to use. Finding remains - Due Diligence Vendor-03/16/2026
Ready for Review-Document Uploaded. Please refer to the attached PCCD. The final CTC was -394.96. The borrower contributed an EMD of $29,650 and funds deposited into escrow of $146,030.00. The attached XXXX statements verify XXXX after all deposits, which are sufficient to meet the XXXX in reserves for 6 months.  - Seller-03/13/2026
																						Open-Audited Reserves of 4.52 month(s) are less than Guideline Required Reserves of 6 month(s) Provide additional assets to meet guideline requirements - Due Diligence Vendor-03/13/2026	Ready for Review-The deposits are dated XXXX and the subject loan disbursed on XXXX. Please escalate and clear the finding accordingly. - Seller-03/16/2026 Ready for Review-Document Uploaded. Please refer to the attached PCCD. The final CTC was -394.96. The borrower contributed an EMD of $29,650 and funds deposited into escrow of $146,030.00. The attached XXXX statements verify XXXX after all deposits, which are sufficient to meet the XXXX in reserves for 6 months. - Seller-03/13/2026	Resolved-Upon further review, deposits were made prior to disbursement date shown on PCCD. - Due Diligence Vendor-03/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 765 Required is 720 Borrower has 765 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.19 Required is 50 Borrower has 41.19		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8053483
XXXX	383	XXXX	D	A	C	A	D	A	A	A	Closed	finding-3635	2026-03-16 12:24	2026-03-17 08:30	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/17/2026

Ready for Review-Document Uploaded. FEES WERE IN THE WRONG BLOCK- PLEASE RERUN AND ADVISE - Seller-03/16/2026

																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($6,176.50) exceed the comparable charges ($3,781.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-03/16/2026	Ready for Review-Document Uploaded. FEES WERE IN THE WRONG BLOCK- PLEASE RERUN AND ADVISE - Seller-03/16/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 765 Required is 720 Borrower has 765 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.19 Required is 50 Borrower has 41.19		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8130520
XXXX	383	XXXX	D	A	C	A	D	A	A	A	Closed	FCOM0013	2026-03-11 11:38	2026-03-16 10:49	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/16/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/13/2026 Open-Missing e-Consent. Missing E-Consent.. - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/13/2026	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 765 Required is 720 Borrower has 765 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.19 Required is 50 Borrower has 41.19		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8049167
XXXX	383	XXXX	D	A	C	A	D	A	A	A	Closed	FCOM3605	2026-03-11 12:25	2026-03-16 10:47	Resolved	1 - Information	C	A	Compliance	TRID	TRID: CD not delivered at least 3 days prior to consummation	Resolved-Received CD dated XXXX. Finding Resolved. - Due Diligence Vendor-03/16/2026 Ready for Review-Document Uploaded. - Seller-03/13/2026 Ready for Review-Disagree- the borrower does not need to acknowledge the CDs that were issued on XXXX or XXXX unless there was an APR increase. APR - 8.091% to 8.086% to 8.074% - Seller-03/13/2026 Open------ Missing initial CD acknowledged by borrower a minimum of 3 days prior to consummation. Additional findings may apply upon receipt. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. - Seller-03/13/2026 Ready for Review-Disagree- the borrower does not need to acknowledge the CDs that were issued on XXXX or XXXX unless there was an APR increase. APR - 8.091% to 8.086% to 8.074% - Seller-03/13/2026	Resolved-Received CD dated XXXX. Finding Resolved. - Due Diligence Vendor-03/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 765 Required is 720 Borrower has 765 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.19 Required is 50 Borrower has 41.19		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8050080
XXXX	383	XXXX	D	A	C	A	D	A	A	A	Closed	FCOM1231	2026-03-11 11:32	2026-03-16 10:37	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-Received Initial 1003. Finding Resolved. - Due Diligence Vendor-03/16/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/13/2026 Open-The Initial 1003 is Missing ----- Missing Initial 1003 in file - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/13/2026	Resolved-Received Initial 1003. Finding Resolved. - Due Diligence Vendor-03/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 765 Required is 720 Borrower has 765 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.19 Required is 50 Borrower has 41.19		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8049016
XXXX	386	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-03-12 11:46	2026-03-18 12:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received corrected application with borrower reflecting as non perm resident. Received valid EAD card. - Due Diligence Vendor-03/18/2026

Ready for Review-Document Uploaded.  - Seller-03/17/2026

Ready for Review-Please see attached Updated PC DSCR Commercial Loan Application showing Borrower is a no-permanent Resident Alien. Uploaded front and back copy of EAD card, Please clear this finding.  - Seller-03/17/2026

																						Open-Borrower Citizenship Documentation Is Missing Missing US residency card./ US VISA other acceptable verification of approved US residency. 1003 indicates Permanent Resident Alien - Due Diligence Vendor-03/16/2026	Ready for Review-Document Uploaded. - Seller-03/17/2026 Ready for Review-Please see attached Updated PC DSCR Commercial Loan Application showing Borrower is a no-permanent Resident Alien. Uploaded front and back copy of EAD card, Please clear this finding. - Seller-03/17/2026	Resolved-Received corrected application with borrower reflecting as non perm resident. Received valid EAD card. - Due Diligence Vendor-03/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743 Months Reserves exceed minimum required - Min 6, actual 120.53		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8074223
XXXX	377	XXXX	C	A	A	A	A	A	C	A	Closed	FPRO0022	2026-03-17 14:10	2026-03-20 14:07	Resolved	1 - Information	B	A	Property	Property	FEMA disaster (Public) after appraisal without a PDI or 1004D	Resolved-Client provided PDI free and clear of damage - Due Diligence Vendor-03/20/2026 Ready for Review-Please refer to uploaded document in related finding. - Seller-03/19/2026 Open-Public FEMA disaster after appraisal without a PDI or 1004D. Individual FEMA disaster after appraisal without a PDI or 1004D.XXXX) - Due Diligence Vendor-03/17/2026	Ready for Review-Please refer to uploaded document in related finding. - Seller-03/19/2026	Resolved-Client provided PDI free and clear of damage - Due Diligence Vendor-03/20/2026	Credit history exceeds minimum required - 12 months required, borrower has 96 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 742 Required is 640 Borrower has 742			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8159314
XXXX	377	XXXX	C	A	A	A	A	A	C	A	Closed	FPRO0021	2026-03-17 14:10	2026-03-20 14:07	Resolved	1 - Information	C	A	Property	Property	FEMA disaster (Individual) after appraisal without a PDI or 1004D	Resolved-Client provided PDI free and clear of damage - Due Diligence Vendor-03/20/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/19/2026 Open-Individual FEMA disaster after appraisal without a PDI or 1004D. XXXX) - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/19/2026	Resolved-Client provided PDI free and clear of damage - Due Diligence Vendor-03/20/2026	Credit history exceeds minimum required - 12 months required, borrower has 96 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 742 Required is 640 Borrower has 742		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8159313
XXXX	393	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	399	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-20 14:38	2026-03-26 14:28	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-03/26/2026

Ready for Review-The correction is initialed by the person who completed the VOR/Landord. This counter is invalid and unnecessary. Please clear this finding asap.  - Seller-03/25/2026

Counter-Received VOR with to date blacked out.  Unable to confirm source of correction.  - Due Diligence Vendor-03/25/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-03/24/2026

																						Open-Housing History Does Not Meet Guideline Requirements Provided a 12 month satisfactory rental housing history. The borrower has rented his primary residence for 5 years. Additional conditions may apply. - Due Diligence Vendor-03/20/2026	Ready for Review-The correction is initialed by the person who completed the VOR/Landord. This counter is invalid and unnecessary. Please clear this finding asap. - Seller-03/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026	Resolved-Received VOR - Due Diligence Vendor-03/26/2026	Months Reserves exceed minimum required - Min 6, actual 37.42 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 734		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8245701
XXXX	391	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-03-20 09:36	2026-03-26 15:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received i-766 card - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026 Open-Borrower Citizenship Documentation Is Missing Missing Citizenship documentation - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026	Resolved-Received i-766 card - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 743 Months Reserves exceed minimum required - Min 6, actual 103.36		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8234894
XXXX	407	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE8887	2026-03-23 10:48	2026-04-03 10:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Corrected 1003 provided. - Due Diligence Vendor-04/03/2026
Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026
Counter-Received amended commercial application for B2.  Please clarify B2 present housing as does not appear correct.   - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded.  - Seller-03/27/2026
Ready for Review-Document Uploaded. The borrowers are Foreign Nationals, a valid selection is not available on the 1003. Please see attached revised 1003. - Seller-03/26/2026
Counter-Received updated 1008 and 1003 reflecting borrowers as Non- Permanent Resident Alien.  Review of loan file did not reveal documents required to meet Guideline 4.1 All nonpermanent resident alien borrower(s) must verify they are legally present in the XXXX with a copy of one of the following: ▪ VISA
• Documents must be current at the time of the note date. • If Visa has expired, a valid USCIS Form I-797 confirming submitted application to renew.  ▪ EAD Card
• Documents must be current at the time of the note date.  • If EAD card is expired at the time of the note date, borrower must show  evidence they have applied for an extension or provide a letter from the employer indicating they will continue to sponsor their employment.--- File included passport  - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. As noted on the 1008, the borrowers are Foreign Nationals. Please see attached. - Seller-03/24/2026
																						Open-Provide clarification and correction, if applicable, to Initial 1003 & Final 1003 for B2's citizenship. Docs in file indicate Foreign National, yet 1003s checked US Citizen. - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026 Ready for Review-Document Uploaded. - Seller-03/27/2026 Ready for Review-Document Uploaded. The borrowers are Foreign Nationals, a valid selection is not available on the 1003. Please see attached revised 1003. - Seller-03/26/2026 Ready for Review-Document Uploaded. As noted on the 1008, the borrowers are Foreign Nationals. Please see attached. - Seller-03/24/2026	Resolved-Corrected 1003 provided. - Due Diligence Vendor-04/03/2026	Additional assets not used to qualify - Borrower has additional XXXX assets held in XXXX not used. Months Reserves exceed minimum required - Lender minimum reserves 0m PITIA, borrower reserves 11.04m.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8264516
XXXX	388	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-24 11:08	2026-04-13 16:41	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review of Primary mort statement and pay history verified 0x30 payments made for period XXXX, next due XXXX satisfies 12 mo pay history. - Due Diligence Vendor-04/13/2026
Ready for Review-We respectfully request reconsideration of the outstanding housing history finding for the subject borrower.

As previously submitted, the file includes 13 months of documented mortgage payment history to XXXX covering the period from XXXX through XXXX. This includes the most recent lender statement dated XXXX confirming receipt of payment on XXXX, along with corresponding bank statements evidencing consistent monthly payments clearing the borrower’s account throughout the full 13-month period.

This documentation collectively establishes a complete and continuous 12-month+ history of on-time mortgage payments with no late or missed payments, thereby fully demonstrating satisfactory housing performance.

We acknowledge the request for a Verification of Mortgage, credit supplement, or full servicer-reported 12-month history. However, the credit report reflects limited historical reporting (last activity in 2019), which does not capture the borrower’s current active payment performance despite verified, consistent payments documented in the file.

Given the totality of evidence already provided, the borrower’s housing history is fully supported and verifiable through multiple independent sources within the file. Accordingly, we respectfully request that this finding be cleared. - Seller-04/10/2026
Counter-Received XXXX statement and bank statements.  Provide VOM, credit supplement or 12 months statements to support paid satisfactorily.   - Due Diligence Vendor-03/31/2026
Ready for Review-Document Uploaded. Attached XXXX statement dated XXXX shows a payment of XXXX received on XXXX. Payment history confirms the transaction cleared the borrower’s XXXX account on XXXX, consistent with all monthly payments, which clear between the 14th and 19th of each month. There is no history of late payments, and this documentation confirms timely, on-time payments. Please clear this finding. - Seller-03/27/2026
Counter-Received bank statements.  Can not confirm which month due for months paid.   Provide credit supplement or vom to document no late payments.  Finding remains.  - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. Please see attached 13 months pay history to XXXX from XXXX. No issues found. - Seller-03/24/2026
Open-Housing History Does Not Meet Guideline Requirements Missing recent 12 month payment history on the primary home with XXXX. Although a recent mortgage statement was provided, the credit report shows last activity in 2019 for this account. - Due Diligence Vendor-03/24/2026	Ready for Review-We respectfully request reconsideration of the outstanding housing history finding for the subject borrower.

As previously submitted, the file includes 13 months of documented mortgage payment history to XXXX covering the period from XXXX through XXXX. This includes the most recent lender statement dated XXXX confirming receipt of payment on XXXX, along with corresponding bank statements evidencing consistent monthly payments clearing the borrower’s account throughout the full 13-month period.

This documentation collectively establishes a complete and continuous 12-month+ history of on-time mortgage payments with no late or missed payments, thereby fully demonstrating satisfactory housing performance.

We acknowledge the request for a Verification of Mortgage, credit supplement, or full servicer-reported 12-month history. However, the credit report reflects limited historical reporting (last activity in 2019), which does not capture the borrower’s current active payment performance despite verified, consistent payments documented in the file.

Given the totality of evidence already provided, the borrower’s housing history is fully supported and verifiable through multiple independent sources within the file. Accordingly, we respectfully request that this finding be cleared. - Seller-04/10/2026
 Ready for Review-Document Uploaded. Attached XXXX statement dated XXXX shows a payment of $2,579.40 received on 02/14/26. Payment history confirms the transaction cleared the borrower’s XXXX account on XXXX, consistent with all monthly payments, which clear between the 14th and 19th of each month. There is no history of late payments, and this documentation confirms timely, on-time payments. Please clear this finding. - Seller-03/27/2026
 Ready for Review-Document Uploaded. Please see attached 13 months pay history to XXXX from XXXX to XXXX. No issues found. - Seller-03/24/2026
																								Resolved-Upon further review of Primary mort statement and pay history verified 0x30 payments made for period XXXX, next due XXXX satisfies 12 mo pay history. - Due Diligence Vendor-04/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 720 Required is 700 Borrower has 720 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.002 Required is 0.8 Borrower has 1.002		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8289498
XXXX	392	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	373	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-03-23 09:11	2026-07-15 15:11	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/23/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026	Qualifying DTI below maximum allowed - Required is 50% Borrower has 21.48%. Required is 50 Borrower has 21.48 Credit history exceeds minimum required - The Borrower has had 0x30x48 on rented home.			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8262836
XXXX	373	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1316	2026-03-23 12:49	2026-03-26 16:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received CPA letter. - Due Diligence Vendor-03/26/2026

Ready for Review-Document Uploaded. The borrower is self-employed. The delivered loan file included the attached CPA letter as required per guidelines which states "in addition to verifying income, Underwriter must verify the current existence of the business within 60 days of the Note date. Acceptable methods of business verification include; CPA Verification". - Seller-03/24/2026

																						Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing verification of the borrower's business within 60 days of the note date. - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. The borrower is self-employed. The delivered loan file included the attached CPA letter as required per guidelines which states "in addition to verifying income, Underwriter must verify the current existence of the business within 60 days of the Note date. Acceptable methods of business verification include; CPA Verification". - Seller-03/24/2026	Resolved-Received CPA letter. - Due Diligence Vendor-03/26/2026	Qualifying DTI below maximum allowed - Required is 50% Borrower has 21.48%. Required is 50 Borrower has 21.48 Credit history exceeds minimum required - The Borrower has had 0x30x48 on rented home.		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8268059
XXXX	373	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1325	2026-03-23 12:49	2026-03-26 16:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA letter. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026 Open-Borrower 1 CPA Letter Missing Missing tax preparer letter or operating agreement showing the borrower is 100% owner of their business. - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026	Resolved-Received CPA letter. - Due Diligence Vendor-03/26/2026	Qualifying DTI below maximum allowed - Required is 50% Borrower has 21.48%. Required is 50 Borrower has 21.48 Credit history exceeds minimum required - The Borrower has had 0x30x48 on rented home.		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8268060
XXXX	373	XXXX	D	A	D	A	C	A	A	A	Closed	FCOM0013	2026-03-23 08:03	2026-03-25 12:25	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Agreement acknowledged by borrower XXXX. - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026 Open-Missing e-Consent. -----missing e-consent - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026	Resolved-Received E-Consent Agreement acknowledged by borrower XXXX. - Due Diligence Vendor-03/25/2026	Qualifying DTI below maximum allowed - Required is 50% Borrower has 21.48%. Required is 50 Borrower has 21.48 Credit history exceeds minimum required - The Borrower has had 0x30x48 on rented home.		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8261306
XXXX	402	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3352	2026-03-23 09:32	2026-07-15 15:27	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/23/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026	Months Reserves exceed minimum required - Min reserves required 6 months. Borrower has 13.73 months in reserves. Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 6.64 Required is 50 Borrower has 6.64			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8263145
XXXX	402	XXXX	C	B	A	A	C	B	A	A	Closed	FCOM1302	2026-03-23 08:34	2026-03-23 08:34	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Home Loan Toolkit Not Provided Within 3 Days of Application Date	Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '4'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/23/2026		Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '4'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/23/2026	Months Reserves exceed minimum required - Min reserves required 6 months. Borrower has 13.73 months in reserves. Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 6.64 Required is 50 Borrower has 6.64			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8262177
XXXX	409	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0179	2026-03-23 14:47	2026-03-26 14:54	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received 1008 with Underwriter Condo Attestation. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached snippet of Final 1008 . There is an UW comment stating Condo is warrantable on the 1008 that was uploaded to your system. Please clear this finding or escalate to management. - Seller-03/24/2026 Open-UW Attestation/Docs stating warrantability are missing. Provide UW attestation. - Due Diligence Vendor-03/23/2026	Ready for Review-Document Uploaded. Please see attached snippet of Final 1008 . There is an UW comment stating Condo is warrantable on the 1008 that was uploaded to your system. Please clear this finding or escalate to management. - Seller-03/24/2026	Resolved-Received 1008 with Underwriter Condo Attestation. - Due Diligence Vendor-03/26/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .75%; Borrower calculate DSCR is 1.441%. Required is 0.75 Borrower has 1.441 Qualifying FICO score is at least 20 points above minimum for program - Minimum FICO required is 680 ; Borrower FICO is 704. Required is 680 Borrower has 704		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8270801
XXXX	403	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	406	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	376	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0970	2026-03-24 11:47	2026-03-26 16:02	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Received all pages of the Appraisal. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026 Open-1. Appraisal is missing all pics for maps, subject photos, interior photos, comparable photos, rental photos. 2. Missing appraiser's signature. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026	Resolved-Received all pages of the Appraisal. - Due Diligence Vendor-03/26/2026	Credit history exceeds minimum required - Borrower has timely credit reporting since 2020. Months Reserves exceed minimum required - 104 Months Reserves exceed 0 minimum required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8291573
XXXX	376	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-24 11:30	2026-03-26 16:01	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026 Open-Housing History Does Not Meet Guideline Requirements Provide VOR to verify borrower's 12m rental housing history for current primary residence. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026	Resolved-Received VOR - Due Diligence Vendor-03/26/2026	Credit history exceeds minimum required - Borrower has timely credit reporting since 2020. Months Reserves exceed minimum required - 104 Months Reserves exceed 0 minimum required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8290292
XXXX	400	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-03-24 21:08	2026-07-15 15:37	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/25/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.89 Months Reserves exceed minimum required - Lender minimum reserves 3m PITIA, borrower reserves 24.69m.			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8303675
XXXX	400	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1342	2026-03-25 10:13	2026-03-27 15:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Business Bank Statements Missing	Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026 Open-Borrower 1 Business Bank Statements Missing Provide 12m Bank Statements for XXXX used in income calculation, missing from file. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/25/2026	Resolved-Borrower 1 Business Bank Statements Provided - Due Diligence Vendor-03/27/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.89 Months Reserves exceed minimum required - Lender minimum reserves 3m PITIA, borrower reserves 24.69m.		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8311306
XXXX	400	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE0024	2026-03-24 18:37	2026-03-27 14:54	Resolved	1 - Information	C	A	Credit	Eligibility	Borrower has outstanding judgements according to the 1003 Declaration	Resolved-Received 1003 and LOE answered in error. - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/26/2026 Open-Borrower has outstanding judgements according to the 1003 Declaration. Provide LOX as to what judgements borrower referenced with Yes checked box on 1003 Declarations. (Credit has collections and charge offs that are dated. No judgements reflected on Title). Additional conditions may apply. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/26/2026	Resolved-Received 1003 and LOE answered in error. - Due Diligence Vendor-03/27/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.89 Months Reserves exceed minimum required - Lender minimum reserves 3m PITIA, borrower reserves 24.69m.		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8302817
XXXX	385	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	404	XXXX	D	B	D	A	B	B	A	A	Closed	FCRE1506	2026-03-25 16:59	2026-07-15 16:50	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOMs for REO 3C and 3E - 0x30x12 - Due Diligence Vendor-04/15/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-04/15/2026

Counter-Pending validation of REOs 3c and 3e - Due Diligence Vendor-03/30/2026

Ready for Review-Document Uploaded. Disagree, Not applicable due to the loan qualified using the 2 years of filed 2023 & 2024 Tax Returns with income sourced to K1 type, and continuance was verified by Trustee of XXXX. Please see attached.  Please expedite this to be cleared as soon as possible - Seller-03/26/2026

																						Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. missing Trust Agreements to support the use of Trust income(s) carried to Schedule D of 1040s and used in qualifying. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/15/2026 Ready for Review-Document Uploaded. Disagree, Not applicable due to the loan qualified using the 2 years of filed 2023 & 2024 Tax Returns with income sourced to K1 type, and continuance was verified by Trustee of XXXX. Please see attached. Please expedite this to be cleared as soon as possible - Seller-03/26/2026	Resolved-Received VOMs for REO 3C and 3E - 0x30x12 - Due Diligence Vendor-04/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 768 Required is 720 Borrower has 768 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.64 Required is 50 Borrower has 31.64		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8320907
XXXX	404	XXXX	D	B	D	A	B	B	A	A	Closed	FCRE1764	2026-03-25 14:57	2026-04-15 11:13	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received VOMs for REO 3C and 3E - 0x30x12 - Due Diligence Vendor-04/15/2026
Ready for Review-Document Uploaded. Please see attached   - Seller-04/15/2026
Counter-Received credit supplement and credit profile.  Please address original finding.  (from final 1003:  3c XXXX) - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded. Please note on this Mix use Commercial Property located at 3.c. REO XXXX, XXXX / $2,772 said Commercial property is business type, Business mortgage and not personally Liable for this property. **** And  on Other REO please see Credit supplement with mtg ratings for 3.e. REO XXXX, XXXX / $6,416 - Seller-03/26/2026
Ready for Review-Disagree, Not applicable due to said Commercial property is business type, Business mortgage and not a personally Liable for this property type. Please expedite this to be cleared as soon as possible - Seller-03/26/2026
Open-1.  Property C:  Provide missing Mtg Statement for review (XXXX).

2. Property E: Provide missing Mortgage Statement. (Sched E verifies mortgage interest claimed for both years, but no statement in file). - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/15/2026
 Ready for Review-Document Uploaded. Please note on this Mix use Commercial Property located at 3.c. REO XXXX, XXXX / $2,772 said Commercial property is business type, Business mortgage and not personally Liable for this property. **** And  on Other REO please see Credit supplement with mtg ratings for 3.e. REO XXXX, XXXX / $6,416 - Seller-03/26/2026
 Ready for Review-Disagree, Not applicable due to said Commercial property is business type, Business mortgage and not a personally Liable for this property type. Please expedite this to be cleared as soon as possible - Seller-03/26/2026
																								Resolved-Received VOMs for REO 3C and 3E - 0x30x12 - Due Diligence Vendor-04/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 768 Required is 720 Borrower has 768 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.64 Required is 50 Borrower has 31.64		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8318394
XXXX	404	XXXX	D	B	D	A	B	B	A	A	Closed	FCRE9814	2026-03-25 15:08	2026-04-10 09:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Trust Agreement	Resolved-After further review, the trust income is documented with 2 years of tax returns, income was averaged and proof of continuance provided. - Due Diligence Vendor-04/10/2026

Ready for Review-Document Uploaded. Lender notes the loan qualified using the 2 years of filed 2023 & 2024 Tax Returns with income sourced to K1 type, and continuance was verified by Trustee of XXXX. Please see attached.  Please expedite this to be cleared as soon as possible   - Seller-03/26/2026

																						Open-Provide missing Trust Agreements to support the use of Trust income(s) carried to Schedule D of 1040s and used in qualifying. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Lender notes the loan qualified using the 2 years of filed 2023 & 2024 Tax Returns with income sourced to K1 type, and continuance was verified by Trustee of XXXX. Please see attached. Please expedite this to be cleared as soon as possible - Seller-03/26/2026	Resolved-After further review, the trust income is documented with 2 years of tax returns, income was averaged and proof of continuance provided. - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 768 Required is 720 Borrower has 768 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.64 Required is 50 Borrower has 31.64		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8318585
XXXX	404	XXXX	D	B	D	A	B	B	A	A	Closed	FCRE1440	2026-03-25 14:31	2026-03-27 17:42	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR for the Primary Residence. - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. Please see attached VOR for Primary XXXX - Seller-03/26/2026 Open-Housing History Does Not Meet Guideline Requirements Provide VOR to verify borrower's housing history for rental of current primary residence. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached VOR for Primary XXXX - Seller-03/26/2026	Resolved-Received VOR for the Primary Residence. - Due Diligence Vendor-03/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 768 Required is 720 Borrower has 768 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.64 Required is 50 Borrower has 31.64		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8317642
XXXX	404	XXXX	D	B	D	A	B	B	A	A	Closed	FCOM1301	2026-03-25 07:22	2026-03-25 07:47	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/25/2026		Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 768 Required is 720 Borrower has 768 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.64 Required is 50 Borrower has 31.64			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8308322
XXXX	405	XXXX	B	B	A	A	A	A	B	B	Closed	FPRO9876	2026-08-10 12:10	2026-08-10 12:12	Waived	2 - Non-Material	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% S&P B Grade	Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S & P. All other agencies will be rated an A. File contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding - Due Diligence Vendor-08/10/2026		Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S & P. All other agencies will be rated an A. File contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding - Due Diligence Vendor-08/10/2026	On time mortgage history exceeds guideline requirement - Borrower has 0x30x29 months mortgage history, guides require 0x30x12 months Months Reserves exceed minimum required - 21.55 months of reserves exceeds the minimum required 3 months.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	10712369
XXXX	398	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	387	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	380	XXXX	D	B	D	B	C	A	A	A	Closed	FCRE5782	2026-03-25 16:17	2026-04-03 16:41	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received Gap Report. - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/02/2026 Open-Borrower 1 Gap Credit Report is Missing Provide missing Gap Credit/UDM dated within 10 days of closing date. Additional conditions may apply. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/02/2026	Resolved-Received Gap Report. - Due Diligence Vendor-04/03/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.48 Required is 50 Borrower has 33.48 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743 Required is 700 Borrower has 743		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8320023
XXXX	380	XXXX	D	B	D	B	C	A	A	A	Closed	FCRE1201	2026-03-25 16:18	2026-04-03 16:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. The delivered loan file included the attached DV along with the XXXX - Seller-04/02/2026 Open-Missing Third Party Fraud Report Provide missing Fraud Report, clear of alerts and Auto Refers. Additional conditions may apply. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. The delivered loan file included the attached DV along with the XXXX - Seller-04/02/2026	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-04/03/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.48 Required is 50 Borrower has 33.48 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743 Required is 700 Borrower has 743		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8320042
XXXX	380	XXXX	D	B	D	B	C	A	A	A	Closed	finding-3635	2026-03-25 14:39	2026-03-31 08:34	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/31/2026
Ready for Review-Document Uploaded. SEE ATTACHED - Seller-03/30/2026
Counter-Received PCCD XXXX. Fees remained in section B. ----Ten (10%) tolerance fees (Recording Service Fee2, Settlement or Closing Fee, wire fee) increased by $3427.50 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $3427.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date.  Statute of Limitations - 3 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded. PLEASE SEE UPDATED CD WITH THE FEES IN THE CORRECT BLOCK AND ADVISE ON NEW CURE.  - Seller-03/26/2026
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($8,430.00) exceed the comparable charges ($4,505.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Recording Service Fee2, Settlement or Closing Fee) increased by $4100 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $3474.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. SEE ATTACHED - Seller-03/30/2026 Ready for Review-Document Uploaded. PLEASE SEE UPDATED CD WITH THE FEES IN THE CORRECT BLOCK AND ADVISE ON NEW CURE. - Seller-03/26/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/31/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.48 Required is 50 Borrower has 33.48 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743 Required is 700 Borrower has 743		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8317945
XXXX	380	XXXX	D	B	D	B	C	A	A	A	Closed	FCRE1198	2026-03-25 16:37	2026-03-25 18:41	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator waiver applied to non-material finding. Reserves short less than 1 month and Borrower has $29,711.50 in residual income. - Due Diligence Vendor-03/25/2026 Open-Audited Reserves of 8.9 month(s) are less than Guideline Required Reserves of 9 month(s) Lender to provide additional asset documentation to verify 9 full months of PITI(A) reseerves. - Due Diligence Vendor-03/25/2026		Waived-Originator waiver applied to non-material finding. Reserves short less than 1 month and Borrower has $29,711.50 in residual income. - Due Diligence Vendor-03/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.48 Required is 50 Borrower has 33.48 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743 Required is 700 Borrower has 743			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8320390
XXXX	379	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-03-25 14:41	2026-04-06 12:41	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Verified rents used for the subject property which has 2 ADUs, LTV merets guidelines for DSCR greater than 1. - Due Diligence Vendor-04/06/2026
Ready for Review-XXXX does not care about minor typos on appraisal reports. Please escalate and clarify what is not consistent. - Seller-04/02/2026
Counter-Received 1007 and leases.  1007 appear to have typos and not consistent with lease agreements. Finding remains.  - Due Diligence Vendor-03/31/2026
Ready for Review-Document Uploaded. The DSCR Ratio is based on $9,000. The delivered loan file included the lease agreements for the main house @ $4,100, the Jr ADU @ $2,200 and the comparable rent schedule was used for the vacant ADU @ $2,700 for a total of $9,000. As a result, the DSCR is 1.079 not less than 1.0; therefore, the LTV of 75% does not exceed guidelines. - Seller-03/27/2026
Counter-Audit DSCR calculation .0983. Finding remains. - Due Diligence Vendor-03/27/2026
Ready for Review-The DSCR is 1.079 not less than 1.0; therefore, the LTV of 75% does not exceed guidelines. - Seller-03/25/2026
Open-Audited LTV of 75% exceeds Guideline LTV of 70% DSCR <1.00 max LTV is 70% - Due Diligence Vendor-03/25/2026	Ready for Review-XXXX does not care about minor typos on appraisal reports. Please escalate and clarify what is not consistent. - Seller-04/02/2026

 Ready for Review-Document Uploaded. The DSCR Ratio is based on $9,000. The delivered loan file included the lease agreements for the main house @ $4,100, the Jr ADU @ $2,200 and the comparable rent schedule was used for the vacant ADU @ $2,700 for a total of $9,000. As a result, the DSCR is 1.079 not less than 1.0; therefore, the LTV of 75% does not exceed guidelines. - Seller-03/27/2026

 Ready for Review-The DSCR is 1.079 not less than 1.0; therefore, the LTV of 75% does not exceed guidelines. - Seller-03/25/2026

																								Resolved-Verified rents used for the subject property which has 2 ADUs, LTV merets guidelines for DSCR greater than 1. - Due Diligence Vendor-04/06/2026	Months Reserves exceed minimum required - 34 Months Reserves exceed 6 months minimum required DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.079 Calculated at 1.079 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 787 Required is 720 Borrower has 787		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8317974
XXXX	379	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1204	2026-03-25 12:34	2026-03-27 15:17	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Explanation of inquires not required on DSCR per guideline. - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. Please see attached. Review of the liabilities on the final 1003 uploaded with the loan file indicates all liabilities with payment increase were updated accordingly. - Seller-03/25/2026 Open-Fraud Report Shows Uncleared Alerts Undisclosed Debt Monitoring has identified a payment increase in the tradeline. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached. Review of the liabilities on the final 1003 uploaded with the loan file indicates all liabilities with payment increase were updated accordingly. - Seller-03/25/2026	Resolved-Explanation of inquires not required on DSCR per guideline. - Due Diligence Vendor-03/27/2026	Months Reserves exceed minimum required - 34 Months Reserves exceed 6 months minimum required DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.079 Calculated at 1.079 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 787 Required is 720 Borrower has 787		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8315094
XXXX	369	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	401	XXXX	C	B	C	A	C	B	A	A	Closed	finding-3352	2026-03-26 12:06	2026-07-15 15:45	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/26/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 740 which exceeds the minimum of 700 Required is 700 Borrower has 740 Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual income = $5,498.32; Minimum residual income required: $1,500			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8337265
XXXX	401	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE1506	2026-03-27 10:32	2026-07-15 11:52	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-DTI finding has been resolved. - Due Diligence Vendor-04/01/2026
Ready for Review-Document Uploaded. The audited DTI of 50.96% exceeds the guideline limit of 50.49%; however, this finding is based on an incorrect inclusion of the XXXX obligation.

Please note that the XXXX account is paid entirely by XXXX, who is not a borrower on the loan but is the joint account holder with the borrower. Supporting bank statements have been provided, demonstrating that all payments for this obligation throughout 2025 and 2026 were made from XXXX’s XXXX account ending in XXXX.

Since this liability is not the responsibility of the borrower and meets the criteria for exclusion, it should not be included in the DTI calculation. When properly excluded, the audited DTI is 48.12%, which is within the allowable guideline limit.

Also, please see attached VOR . No issues found. We respectfully request that this invalid finding be cleared based on the documented evidence provided. - Seller-03/31/2026
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing verification of rent for borrower and DTI exceeds max. allowed per guidelines. Unable to see ability to repay. - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. The audited DTI of 50.96% exceeds the guideline limit of 50.49%; however, this finding is based on an incorrect inclusion of the XXXX obligation.

Please note that the XXXX account is paid entirely by XXXX, who is not a borrower on the loan but is the joint account holder with the borrower. Supporting bank statements have been provided, demonstrating that all payments for this obligation throughout 2025 and 2026 were made from XXXX’s XXXX account ending in XXXX.

Since this liability is not the responsibility of the borrower and meets the criteria for exclusion, it should not be included in the DTI calculation. When properly excluded, the audited DTI is 48.12%, which is within the allowable guideline limit.

Also, please see attached VOR . No issues found. We respectfully request that this invalid finding be cleared based on the documented evidence provided. - Seller-03/31/2026
																								Resolved-DTI finding has been resolved. - Due Diligence Vendor-04/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 740 which exceeds the minimum of 700 Required is 700 Borrower has 740 Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual income = $5,498.32; Minimum residual income required: $1,500		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8358727
XXXX	401	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE1193	2026-03-27 10:46	2026-04-01 17:14	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Received documentation to support consumer installment debt is paid by 3rd party. Audited DTI of 47.82% is less than or equal to Guideline DTI of 50.49% - Due Diligence Vendor-04/01/2026
Ready for Review-Document Uploaded. The audited DTI of 50.96% exceeds the guideline limit of 50.49%; however, this finding is based on an incorrect inclusion of the XXXX obligation.

Please note that the XXXX account is paid entirely by XXXX, who is not a borrower on the loan but is the joint account holder with the borrower. Supporting bank statements have been provided, demonstrating that all payments for this obligation throughout 2025 and 2026 were made from XXXX’s XXXX account ending in XXXX.

Since this liability is not the responsibility of the borrower and meets the criteria for exclusion, it should not be included in the DTI calculation. When properly excluded, the audited DTI is 48.12%, which is within the allowable guideline limit.

We respectfully request that this invalid finding be cleared based on the documented evidence provided. - Seller-03/31/2026
Open-Audited DTI of 50.96% exceeds Guideline DTI of 50.49% DTI of 50.96% exceeds the max. allowed per guidelines of 50.49% - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. The audited DTI of 50.96% exceeds the guideline limit of 50.49%; however, this finding is based on an incorrect inclusion of the XXXX obligation.

Please note that the XXXX account is paid entirely by XXXX, who is not a borrower on the loan but is the joint account holder with the borrower. Supporting bank statements have been provided, demonstrating that all payments for this obligation throughout 2025 and 2026 were made from XXXX’s XXXX account ending in XXXX.

Since this liability is not the responsibility of the borrower and meets the criteria for exclusion, it should not be included in the DTI calculation. When properly excluded, the audited DTI is 48.12%, which is within the allowable guideline limit.

We respectfully request that this invalid finding be cleared based on the documented evidence provided. - Seller-03/31/2026
																								Resolved-Received documentation to support consumer installment debt is paid by 3rd party. Audited DTI of 47.82% is less than or equal to Guideline DTI of 50.49% - Due Diligence Vendor-04/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 740 which exceeds the minimum of 700 Required is 700 Borrower has 740 Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual income = $5,498.32; Minimum residual income required: $1,500		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8359064
XXXX	401	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE1440	2026-03-27 10:16	2026-04-01 17:13	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-03/31/2026 Ready for Review-Document Uploaded. Please see attached VOR that was uploaded to your system. No issues found. - Seller-03/28/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOR for borrower documenting housing history for the most recent 12 months - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. Please see attached VOR that was uploaded to your system. No issues found. - Seller-03/28/2026	Resolved-Received VOR - Due Diligence Vendor-03/31/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 740 which exceeds the minimum of 700 Required is 700 Borrower has 740 Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual income = $5,498.32; Minimum residual income required: $1,500		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8358348
XXXX	401	XXXX	C	B	C	A	C	B	A	A	Closed	FCOM1301	2026-03-26 11:26	2026-03-26 11:26	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/26/2026		Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 740 which exceeds the minimum of 700 Required is 700 Borrower has 740 Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual income = $5,498.32; Minimum residual income required: $1,500			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8336338
XXXX	381	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-03-26 14:04	2026-07-15 15:52	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/26/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.13 Required is 50 Borrower has 37.13 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 752 Required is 720 Borrower has 752			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8341174
XXXX	381	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-03-27 08:11	2026-03-31 08:10	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received sign copy of CD. Finding Resolved. - Due Diligence Vendor-03/31/2026
Ready for Review-Document Uploaded. There were two CDs issued on XXXX. The 1st was a preclose CD that was sent to title. The other is the final CD. See attached  - Seller-03/30/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. There were two CDs issued on XXXX. The 1st was a preclose CD that was sent to title. The other is the final CD. See attached - Seller-03/30/2026	Resolved-Received sign copy of CD. Finding Resolved. - Due Diligence Vendor-03/31/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.13 Required is 50 Borrower has 37.13 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 752 Required is 720 Borrower has 752		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8356037
XXXX	382	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1194	2026-03-26 10:39	2026-04-27 15:34	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Received borrower 1 credit report, qualifying FICO is above 720, LTV acceptable - Due Diligence Vendor-04/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/15/2026 Open-Audited LTV of 85% exceeds Guideline LTV of 60% Guideline LTV lower based on Borrower 2 FICO score since Borrower 1 credit report is missing from file. Audited LTV subject to change upon receipt of Borrower 1 credit report. - Due Diligence Vendor-03/26/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/15/2026	Resolved-Received borrower 1 credit report, qualifying FICO is above 720, LTV acceptable - Due Diligence Vendor-04/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 803 Months Reserves exceed minimum required - 42 months reserves; 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8335031
XXXX	382	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1197	2026-03-26 10:39	2026-04-27 15:33	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Received borrower 1 credit report, qualifying FICO is above 720 - Due Diligence Vendor-04/17/2026 Ready for Review-Please see attached - Seller-04/15/2026 Open-Audited FICO of 632 is less than Guideline FICO of 720 Missing borrower 1 credit report to determine qualifying score - Due Diligence Vendor-03/26/2026	Ready for Review-Please see attached - Seller-04/15/2026	Resolved-Received borrower 1 credit report, qualifying FICO is above 720 - Due Diligence Vendor-04/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 803 Months Reserves exceed minimum required - 42 months reserves; 3 months reserves required.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8335029
XXXX	382	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-03-26 10:47	2026-04-27 15:32	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Rent ledger provided. - Due Diligence Vendor-04/27/2026 Ready for Review-Document Uploaded. Please see B1 VOR via online ledger (see attached) and B2 Credit report shows previous mortgage rating over 12 months prior to the most recent 4 you already reviewed. Screenshot provided to highlight areas for your review - Seller-04/15/2026 Open-Housing History Does Not Meet Guideline Requirements Missing 12 months of housing history for borrower 1 and borrower 2 credit report only shows 4 months of review. - Due Diligence Vendor-03/26/2026	Ready for Review-Document Uploaded. Please see B1 VOR via online ledger (see attached) and B2 Credit report shows previous mortgage rating over 12 months prior to the most recent 4 you already reviewed. Screenshot provided to highlight areas for your review - Seller-04/15/2026	Resolved-Rent ledger provided. - Due Diligence Vendor-04/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 803 Months Reserves exceed minimum required - 42 months reserves; 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8335219
XXXX	382	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE5770	2026-03-26 10:47	2026-04-27 15:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Received Borrower 1 credit report - Due Diligence Vendor-04/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/15/2026 Open-Borrower 1 Credit Report is Missing. Provide Borrower 1 credit report. - Due Diligence Vendor-03/26/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/15/2026	Resolved-Received Borrower 1 credit report - Due Diligence Vendor-04/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 803 Months Reserves exceed minimum required - 42 months reserves; 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8335220
XXXX	382	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0197	2026-03-26 10:21	2026-04-17 12:55	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received fully executed Seller CD - Due Diligence Vendor-04/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/15/2026 Open-The Final SELLER CD/HUD is missing. Provide seller's CD or final settlement statement. - Due Diligence Vendor-03/26/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/15/2026	Resolved-Received fully executed Seller CD - Due Diligence Vendor-04/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 803 Months Reserves exceed minimum required - 42 months reserves; 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8334567
XXXX	370	XXXX	D	A	C	A	C	A	D	A	Closed	FCRE1506	2026-03-27 20:43	2026-07-15 09:08	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/01/2026 Ready for Review-Please clear this invalid finding as this is a non-business purpose loan or escalate to management. - Seller-04/01/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing Trid unable to determine ATR. - Due Diligence Vendor-03/28/2026	Ready for Review-Please clear this invalid finding as this is a non-business purpose loan or escalate to management. - Seller-04/01/2026	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.67 Required is 50 Borrower has 26.1 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 721 Required is 660 Borrower has 721			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8370485
XXXX	370	XXXX	D	A	C	A	C	A	D	A	Closed	FPRO1257	2026-03-27 13:58	2026-07-15 09:08	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received XXXX that supports appraised value - Due Diligence Vendor-04/07/2026
Ready for Review-Document Uploaded. The variance between the two appraisal values is fully addressed in the appraiser’s commentary dated XXXX and XXXX. The revised value reflects an expanded market analysis, including the addition of more proximate and relevant comparable sales and removal of a less competitive comp, resulting in stronger market support. The appraiser also clarified that the adjacent parcel is surplus land with no contributory value and supported site adjustments based on market behavior and diminishing marginal utility. Please refer to pages 16–17 of the 65-page appraisal report, which clearly document the appraiser’s explanation for the higher revised value. The revision reflects eXXXXanced data, not a change in methodology, and the final value conclusion remains fully supported and credible. Accordingly, this condition is satisfied and should be cleared. - Seller-04/05/2026
Ready for Review-Document Uploaded. The subject property value has been adequately supported with an acceptable secondary valuation product.

A XXXX dated XXXX was completed using an effective valuation date of XXXX, and reflects a value of XXXX. This value is consistent with the original appraised value of XXXX as of XXXX.

The XXXX analysis, although completed at a later date, is based on the same effective date as the appraisal and provides independent confirmation of the property’s market value. No discrepancies or material variances were identified.

The property value is substantiated by an acceptable additional valuation product that aligns with the appraisal, meeting guideline requirements.

Please clear this condition. - Seller-04/01/2026
Open-The Primary Property Value is unsubstantiated. Additional valuation product is required. Provide acceptable valuation product, as UDCP & LCA score pertaining to appraisal used are > 2.5. - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. The variance between the two appraisal values is fully addressed in the appraiser’s commentary dated XXXX and XXXX. The revised value reflects an expanded market analysis, including the addition of more proximate and relevant comparable sales and removal of a less competitive comp, resulting in stronger market support. The appraiser also clarified that the adjacent parcel is surplus land with no contributory value and supported site adjustments based on market behavior and diminishing marginal utility. Please refer to pages 16–17 of the 65-page appraisal report, which clearly document the appraiser’s explanation for the higher revised value. The revision reflects eXXXXanced data, not a change in methodology, and the final value conclusion remains fully supported and credible. Accordingly, this condition is satisfied and should be cleared. - Seller-04/05/2026
 Ready for Review-Document Uploaded. The subject property value has been adequately supported with an acceptable secondary valuation product.

A XXXX dated XXXX was completed using an effective valuation date of XXXX, and reflects a value of XXXX. This value is consistent with the original appraised value of XXXX as of XXXX.

The XXXX analysis, although completed at a later date, is based on the same effective date as the appraisal and provides independent confirmation of the property’s market value. No discrepancies or material variances were identified.

The property value is substantiated by an acceptable additional valuation product that aligns with the appraisal, meeting guideline requirements.

Please clear this condition. - Seller-04/01/2026
																								Resolved-Received XXXX that supports appraised value - Due Diligence Vendor-04/07/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.67 Required is 50 Borrower has 26.1 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 721 Required is 660 Borrower has 721		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8364115
XXXX	370	XXXX	D	A	C	A	C	A	D	A	Closed	FPRO0023	2026-03-27 20:30	2026-07-15 09:08	Resolved	1 - Information	D	A	Property	Value	Primary Appraised Value exceeds Variance to Reviewed Appraised Property Value	Resolved-Appraisers commentary is on pg 17 of the appraisal which is satisfactory - Due Diligence Vendor-04/07/2026
Ready for Review-Document Uploaded. The variance between the two appraisal values is fully addressed in the appraiser’s commentary dated XXXX and XXXX. The revised value reflects an expanded market analysis, including the addition of more proximate and relevant comparable sales and removal of a less competitive comp, resulting in stronger market support. The appraiser also clarified that the adjacent parcel is surplus land with no contributory value and supported site adjustments based on market behavior and diminishing marginal utility. Please refer to pages 16–17 of the 34 page appraisal report, which clearly document the appraiser’s explanation for the higher revised value. The revision reflects eXXXXanced data, not a change in methodology, and the final value conclusion remains fully supported and credible. Accordingly, this condition is satisfied and should be cleared. - Seller-04/05/2026
Counter-Finding remains. Missing commentary from Appraiser why 2 appraisals were completed with different values - Due Diligence Vendor-04/03/2026
Ready for Review-Document Uploaded. The subject property value has been adequately supported with an acceptable secondary valuation product.

A XXXX dated XXXX was completed using an effective valuation date of XXXX, and reflects a value of XXXX. This value is consistent with the original appraised value of XXXX as of XXXX.

The XXXX analysis, although completed at a later date, is based on the same effective date as the appraisal and provides independent confirmation of the property’s market value. No discrepancies or material variances were identified.

The property value is substantiated by an acceptable additional valuation product that aligns with the appraisal, meeting guideline requirements.

 Please clear this condition. - Seller-04/01/2026
Open-Primary Appraised Property Value To Reviewed Appraised Property Value Variance is '-12.50'. - Due Diligence Vendor-03/28/2026	Ready for Review-Document Uploaded. The variance between the two appraisal values is fully addressed in the appraiser’s commentary dated XXXX and XXXX. The revised value reflects an expanded market analysis, including the addition of more proximate and relevant comparable sales and removal of a less competitive comp, resulting in stronger market support. The appraiser also clarified that the adjacent parcel is surplus land with no contributory value and supported site adjustments based on market behavior and diminishing marginal utility. Please refer to pages 16–17 of the 34 page appraisal report, which clearly document the appraiser’s explanation for the higher revised value. The revision reflects eXXXXanced data, not a change in methodology, and the final value conclusion remains fully supported and credible. Accordingly, this condition is satisfied and should be cleared. - Seller-04/05/2026
 Ready for Review-Document Uploaded. The subject property value has been adequately supported with an acceptable secondary valuation product.

A XXXX dated XXXX was completed using an effective valuation date of XXXX, and reflects a value of XXXX. This value is consistent with the original appraised value of XXXX as of XXXX.

The XXXX analysis, although completed at a later date, is based on the same effective date as the appraisal and provides independent confirmation of the property’s market value. No discrepancies or material variances were identified.

The property value is substantiated by an acceptable additional valuation product that aligns with the appraisal, meeting guideline requirements.

 Please clear this condition. - Seller-04/01/2026
																								Resolved-Appraisers commentary is on pg 17 of the appraisal which is satisfactory - Due Diligence Vendor-04/07/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.67 Required is 50 Borrower has 26.1 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 721 Required is 660 Borrower has 721		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8370399
XXXX	370	XXXX	D	A	C	A	C	A	D	A	Closed	FCRE0970	2026-03-27 14:29	2026-04-07 16:49	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Appraisers commentary is on pg 17 of the appraisal which is satisfactory - Due Diligence Vendor-04/07/2026
Ready for Review-Document Uploaded. The variance between the two appraisal values is fully addressed in the appraiser’s commentary dated XXXX and XXXX. The revised value reflects an expanded market analysis, including the addition of more proximate and relevant comparable sales and removal of a less competitive comp, resulting in stronger market support. The appraiser also clarified that the adjacent parcel is surplus land with no contributory value and supported site adjustments based on market behavior and diminishing marginal utility. Please refer to pages 16–17 of the 65-page appraisal report, which clearly document the appraiser’s explanation for the higher revised value. The revision reflects eXXXXanced data, not a change in methodology, and the final value conclusion remains fully supported and credible. Accordingly, this condition is satisfied and should be cleared. - Seller-04/05/2026
Counter-Finding remains. Missing commentary by Appraiser why 2 appraisals with different values - Due Diligence Vendor-04/03/2026
Ready for Review-Document Uploaded. The subject property value has been adequately supported with an acceptable secondary valuation product.

A XXXX dated XXXX was completed using an effective valuation date of XXXX, and reflects a value of XXXX. This value is consistent with the original appraised value of XXXX as of XXXX.

The XXXX analysis, although completed at a later date, is based on the same effective date as the appraisal and provides independent confirmation of the property’s market value. No discrepancies or material variances were identified.

The property value is substantiated by an acceptable additional valuation product that aligns with the appraisal, meeting guideline requirements.

 Please clear this finding. - Seller-04/01/2026
Open-Appraiser to provide commentary supporting the use of higher value. (Note: Two appraisal by same appraiser, dated the same, with higher value used by lender to determine LTV of 70%) - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. The variance between the two appraisal values is fully addressed in the appraiser’s commentary dated XXXX and XXXX. The revised value reflects an expanded market analysis, including the addition of more proximate and relevant comparable sales and removal of a less competitive comp, resulting in stronger market support. The appraiser also clarified that the adjacent parcel is surplus land with no contributory value and supported site adjustments based on market behavior and diminishing marginal utility. Please refer to pages 16–17 of the 65-page appraisal report, which clearly document the appraiser’s explanation for the higher revised value. The revision reflects eXXXXanced data, not a change in methodology, and the final value conclusion remains fully supported and credible. Accordingly, this condition is satisfied and should be cleared. - Seller-04/05/2026
 Ready for Review-Document Uploaded. The subject property value has been adequately supported with an acceptable secondary valuation product.

A XXXX dated XXXX was completed using an effective valuation date of XXXX, and reflects a value of XXXX. This value is consistent with the original appraised value of XXXX as of XXXX.

The XXXX analysis, although completed at a later date, is based on the same effective date as the appraisal and provides independent confirmation of the property’s market value. No discrepancies or material variances were identified.

The property value is substantiated by an acceptable additional valuation product that aligns with the appraisal, meeting guideline requirements.

 Please clear this finding. - Seller-04/01/2026
																								Resolved-Appraisers commentary is on pg 17 of the appraisal which is satisfactory - Due Diligence Vendor-04/07/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.67 Required is 50 Borrower has 26.1 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 721 Required is 660 Borrower has 721		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8364977
XXXX	370	XXXX	D	A	C	A	C	A	D	A	Closed	FCOM3605	2026-03-27 11:02	2026-04-01 11:17	Resolved	1 - Information	C	A	Compliance	TRID	TRID: CD not delivered at least 3 days prior to consummation	Resolved-Received CD XXXX. Finding Resolved. - Due Diligence Vendor-04/01/2026 Ready for Review-Document Uploaded. See attached - Seller-03/31/2026 Open------Missing initial CD acknowledged by borrower a minimum of 3 days prior to consummation. Additional findings may apply upon receipt. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. See attached - Seller-03/31/2026	Resolved-Received CD XXXX. Finding Resolved. - Due Diligence Vendor-04/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.67 Required is 50 Borrower has 26.1 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 721 Required is 660 Borrower has 721		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8359396
XXXX	408	XXXX	D	A	D	A	D	A	A	A	Closed	finding-3352	2026-04-01 11:47	2026-07-15 15:56	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  - Due Diligence Vendor-04/01/2026

																						Ready for Review-HPML IS ALLOWED ON THIS LOAN- THIS HAS IMPOUNDS AND AN APPRAISAL - Seller-04/01/2026	Ready for Review-HPML IS ALLOWED ON THIS LOAN- THIS HAS IMPOUNDS AND AN APPRAISAL - Seller-04/01/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8431652
XXXX	408	XXXX	D	A	D	A	D	A	A	A	Closed	finding-3617	2026-04-01 11:47	2026-04-02 10:01	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. THIS LOAN DISBURSED ON XXXX- SEE UPDATED CD - Seller-04/01/2026 Open-*****NEW*****Final CD shows disbursement date of XXXX, but closing date is XXXX. Provide evidence the loan did not disburse prior to closing. - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. THIS LOAN DISBURSED ON XXXX- SEE UPDATED CD - Seller-04/01/2026	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-04/02/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8431655
XXXX	408	XXXX	D	A	D	A	D	A	A	A	Closed	FCOM9175	2026-03-31 07:52	2026-04-01 11:55	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Closing Disclosure not received by the borrower 3 days prior to consummation	Resolved-Received CD XXXX. Finding Resolved. - Due Diligence Vendor-04/01/2026 Ready for Review-Document Uploaded. Attached - Seller-03/31/2026 Open-***NEW**** Missing initial CD XXXX. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Attached - Seller-03/31/2026	Resolved-Received CD XXXX. Finding Resolved. - Due Diligence Vendor-04/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8401435
XXXX	408	XXXX	D	A	D	A	D	A	A	A	Closed	FCOM1252	2026-03-27 09:15	2026-04-01 11:55	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Loan Estimate	Resolved-Received LE 03/09/2026. Finding Resolved. - Due Diligence Vendor-04/01/2026 Ready for Review-Attached - Seller-03/31/2026 Counter-Per tracking Disclosure we are missing the Revised LE dated 03/09/2026. Finding Remains - Due Diligence Vendor-03/31/2026 Ready for Review-Document Uploaded. ATTACHED - Seller-03/30/2026 Open------ Missing Revised LE dated 3/9/2026. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date XXXX - Due Diligence Vendor-03/27/2026	Ready for Review-Attached - Seller-03/31/2026 Ready for Review-Document Uploaded. ATTACHED - Seller-03/30/2026	Resolved-Received LE 03/09/2026. Finding Resolved. - Due Diligence Vendor-04/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8357138
XXXX	408	XXXX	D	A	D	A	D	A	A	A	Closed	FCRE9995	2026-03-27 20:07	2026-03-31 16:15	Resolved	1 - Information	C	A	Credit	Income/Employment	Business Narrative Missing or has issues	Resolved-Received Business Narrative. - Due Diligence Vendor-03/31/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/30/2026 Open-Guidelines require that a Business narrative form must be completed. The completed form must be provided to meet guidelines. - Due Diligence Vendor-03/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/30/2026	Resolved-Received Business Narrative. - Due Diligence Vendor-03/31/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8370320
XXXX	408	XXXX	D	A	D	A	D	A	A	A	Closed	FCRE1440	2026-03-27 20:13	2026-03-31 16:14	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-03/31/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-03/30/2026

																						Open-Housing History Does Not Meet Guideline Requirements Guidelines require a Verification of Mortgage (VOM) and/or Verification of Rent (VOR) required to support housing payment history and review for delinquencies in the last 12 months. The final loan application states the Borrower is a FTHB, who has been renting their primary housing for $2,350 per month for the past 2.25 years. The required Verification of Rent (VOR) for the Borrower’s primary home for the last 12 months must be provided to meet the guidelines. - Due Diligence Vendor-03/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/30/2026	Resolved-Received VOR. - Due Diligence Vendor-03/31/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8370345
XXXX	408	XXXX	D	A	D	A	D	A	A	A	Closed	FCRE1325	2026-03-27 20:02	2026-03-31 16:13	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-03/31/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/30/2026 Open-Borrower 1 CPA Letter Missing Provide executed CPA letter confirming: 1) borrower ownership % in business, must not be < 25%. 2) How long borrower has had ownership in business. 3) Confirm use of business assets will not negatively affect the business. CPA license has been verified. - Due Diligence Vendor-03/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/30/2026	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-03/31/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8370304
XXXX	408	XXXX	D	A	D	A	D	A	A	A	Closed	FCOM1231	2026-03-26 16:22	2026-03-31 07:46	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-Received Initial 1003. Finding Resolved. - Due Diligence Vendor-03/31/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/30/2026 Open-The Initial 1003 is Missing ----- The Initial 1003 is Missing - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/30/2026	Resolved-Received Initial 1003. Finding Resolved. - Due Diligence Vendor-03/31/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 743		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8345852
XXXX	395	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1220	2026-03-27 12:16	2026-03-31 15:35	Resolved	1 - Information	D	A	Credit	Missing Doc	The Deed of Trust is Missing	Resolved-Received Mortgage. - Due Diligence Vendor-03/31/2026 Ready for Review-Document Uploaded. please see attached MTG DOT With legal on page 3 - Seller-03/30/2026 Open-The Deed of Trust is Missing. - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. please see attached MTG DOT With legal on page 3 - Seller-03/30/2026	Resolved-Received Mortgage. - Due Diligence Vendor-03/31/2026	Months Reserves exceed minimum required - Months Reserves exceed minimum required. Borrower has 7.55 months of reserves and only requires 3 months. On time mortgage history exceeds guideline requirement - On time mortgage history exceeds guideline requirement by 0x30>than 39 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8361638
XXXX	395	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1252	2026-03-30 06:53	2026-03-31 15:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Received Mortgage, vesting is individual. - Due Diligence Vendor-03/31/2026 Ready for Review-Disagree, Lender notes the vesting is not placed as LLC and is not required to be a LLC type - Seller-03/30/2026 Open-Title Document is Incomplete. Provide Title with correct vesting in an LLC. - Due Diligence Vendor-03/30/2026	Ready for Review-Disagree, Lender notes the vesting is not placed as LLC and is not required to be a LLC type - Seller-03/30/2026	Resolved-Received Mortgage, vesting is individual. - Due Diligence Vendor-03/31/2026	Months Reserves exceed minimum required - Months Reserves exceed minimum required. Borrower has 7.55 months of reserves and only requires 3 months. On time mortgage history exceeds guideline requirement - On time mortgage history exceeds guideline requirement by 0x30>than 39 months.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8380513
XXXX	384	XXXX	C	A	A	A	A	A	C	A	Closed	FPRO1257	2026-03-27 13:28	2026-07-15 09:16	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received XXXX that supports appraised value - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026 Open-The Primary Property Value is unsubstantiated. Additional valuation product is required. - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/03/2026	Resolved-Received XXXX that supports appraised value - Due Diligence Vendor-04/07/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is 0%; Borrower calculate DSCR is 1.293%. Required is 0 Borrower has 1.293 DSCR % greater than 1.20 - Minimum calculated DSCR allowed is 0%; Borrower calculate DSCR is 1.293%. Required is 0 Borrower has 1.293 Qualifying FICO score is at least 20 points above minimum for program - Minimum FICO required is 660; Borrower FICO is 696. Required is 660 Borrower has 696		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8363499
XXXX	378	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	396	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	372	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-03-30 13:05	2026-04-07 13:29	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-PCCD provided, cash to borrower is now $5000 LTV is eligible - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached PCCD - Seller-04/03/2026 Open-Audited LTV of 71.56% exceeds Guideline LTV of 70% Loan is cash out refinance since borrower received more than $5000 at closing ($7061.34). With additional 5% reduction for Interest only loan, LTV max is 70%. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached PCCD - Seller-04/03/2026	Resolved-PCCD provided, cash to borrower is now $5000 LTV is eligible - Due Diligence Vendor-04/07/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum FICO required is 680; Borrower FICO is 775. Required is 680 Borrower has 775 Months Reserves exceed minimum required - 33 Months Reserves exceed 6 months minimum required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8387956
XXXX	389	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	410	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE1506	2026-03-31 11:28	2026-04-02 11:24	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR - 0x30x12 - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/31/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Upon receipt of the borrower's Rental/ Housing History, the ATR/ QM will then be determined. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/31/2026	Resolved-Received VOR - 0x30x12 - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 743 Required is 680 Borrower has 743 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.67 Required is 50 Borrower has 39.19		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8407961
XXXX	410	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE1440	2026-03-31 11:01	2026-04-02 11:23	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/31/2026 Open-Housing History Does Not Meet Guideline Requirements Missing proof of the borrower's most recent 12 month housing payment history. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/31/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 743 Required is 680 Borrower has 743 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.67 Required is 50 Borrower has 39.19		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8405491
XXXX	410	XXXX	C	B	C	A	C	B	A	A	Closed	FCOM0013	2026-03-31 07:27	2026-04-01 12:49	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent form. Finding Resolved. - Due Diligence Vendor-04/01/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/31/2026 Open-Missing e-Consent. Missing e-Consent in file - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/31/2026	Resolved-Received E-Consent form. Finding Resolved. - Due Diligence Vendor-04/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 743 Required is 680 Borrower has 743 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.67 Required is 50 Borrower has 39.19		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8401149
XXXX	410	XXXX	C	B	C	A	C	B	A	A	Closed	FCOM1301	2026-03-31 07:27	2026-03-31 09:04	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material finding. - Due Diligence Vendor-03/31/2026		Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material finding. - Due Diligence Vendor-03/31/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 743 Required is 680 Borrower has 743 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.67 Required is 50 Borrower has 39.19			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8401148
XXXX	397	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-03-31 14:18	2026-07-15 16:04	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/31/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 682 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 27.05			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8411418
XXXX	397	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-03-31 23:17	2026-04-06 08:13	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC for pricing change. Finding Resolved. - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded.  - Seller-04/02/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($428.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $428.00 to $0.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $428.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX.. - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. - Seller-04/02/2026	Resolved-Received COC for pricing change. Finding Resolved. - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 682 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 27.05		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8418458
XXXX	394	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1198	2026-04-01 10:52	2026-04-06 16:39	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Upon further review, reserves not required on R/T when new P&I is less than 10% of existing P&I - Due Diligence Vendor-04/06/2026
Ready for Review-Lender notes New XXXX P& I payment is less than prior P&I XXXX @ 90% = XXXX, and loan meets NON QM Guideline section 9.7 - Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater.  Please expedite this to be cleared as soon as possible - Seller-04/02/2026
																						Open-Audited Reserves of 4.86 month(s) are less than Guideline Required Reserves of 9 month(s) Provide sufficient assets to cover an additional 4.14 in reserves. requirement 9 months. Restricted Stock Units were not vested - Due Diligence Vendor-04/02/2026	Ready for Review-Lender notes New $10,600.09 P& I payment is less than prior P&I $12,511.91 @ 90% = $11,260.719, and loan meets NON QM Guideline section 9.7 - Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater. Please expedite this to be cleared as soon as possible - Seller-04/02/2026	Resolved-Upon further review, reserves not required on R/T when new P&I is less than 10% of existing P&I - Due Diligence Vendor-04/06/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.83 Residual Income =/> 1.5 times $3,500 monthly residual income - $24,000 Residual income exceeds $5250.			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8428832
XXXX	394	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-04-02 11:20	2026-04-06 14:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Borrower Citizenship Documentation Provided. - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Please see attached Copy of Permanent Residence cards - Seller-04/02/2026 Open-Borrower Citizenship Documentation Is Missing Provide both borrowers' citizenship documentation. Borrowers' are permanent resident aliens - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Please see attached Copy of Permanent Residence cards - Seller-04/02/2026	Resolved-Borrower Citizenship Documentation Provided. - Due Diligence Vendor-04/06/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.83 Residual Income =/> 1.5 times $3,500 monthly residual income - $24,000 Residual income exceeds $5250.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8455096
XXXX	390	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-04-01 10:11	2026-04-08 13:42	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received CD XXXX and extension, Finding resolved. - Due Diligence Vendor-04/08/2026
Ready for Review-Document Uploaded. Attached - Seller-04/07/2026
Counter-Please provide a copy of the CD XXXX as per rebuttal. This CD is not in the file. - Due Diligence Vendor-04/07/2026
Ready for Review-Document Uploaded. SEE ATTACHED - Seller-04/03/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($12,282.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($12,650.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Lender credit decreased from $12,650.00 to $12,282.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $368.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Attached - Seller-04/07/2026 Ready for Review-Document Uploaded. SEE ATTACHED - Seller-04/03/2026	Resolved-Received CD XXXX and extension, Finding resolved. - Due Diligence Vendor-04/08/2026	LTV is less than guideline maximum - Required is 80 Borrower has 73.6 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.86		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8427376
XXXX	390	XXXX	C	A	A	A	C	A	A	A	Closed	FCOM0013	2026-04-01 09:51	2026-04-07 08:25	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/03/2026 Open-Missing e-Consent. - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/03/2026	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/07/2026	LTV is less than guideline maximum - Required is 80 Borrower has 73.6 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.86		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8426842
XXXX	371	XXXX	C	B	C	A	C	A	C	B	Closed	FCRE1198	2026-04-17 15:48	2026-04-22 15:52	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Audited Reserves of 11.01 month(s) are greater than or equal to Guideline Required Reserves of 9 month(s) - Due Diligence Vendor-04/22/2026
Ready for Review-Document Uploaded. Please see attached PCCD. - Seller-04/21/2026
Counter-Received CD with no date issued nor signature.  Review confirmed CD received, signed and dated was issued XXXX.  Please provide PCCD if applicable or validate sufficient assets.   - Due Diligence Vendor-04/21/2026
Ready for Review-Document Uploaded. We respectfully disagree. The borrower received XXXX cash out proceed and had the XXXX gift,  totaling XXXX. This meets the XXXX in reserve requirements.  Please see attached Final CD. - Seller-04/20/2026
																						Open-Audited Reserves of 8.56 month(s) are less than Guideline Required Reserves of 9 month(s) Provide additional assets to meet reserve requirements. - Due Diligence Vendor-04/17/2026	Ready for Review-Document Uploaded. Please see attached PCCD. - Seller-04/21/2026 Ready for Review-Document Uploaded. We respectfully disagree. The borrower received XXXX cash out proceed and had the XXXX gift, totaling XXXX. This meets the XXXX in reserve requirements. Please see attached Final CD. - Seller-04/20/2026	Resolved-Audited Reserves of 11.01 month(s) are greater than or equal to Guideline Required Reserves of 9 month(s) - Due Diligence Vendor-04/22/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 730		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8745194
XXXX	371	XXXX	C	B	C	A	C	A	C	B	Closed	finding-3540	2026-04-17 12:40	2026-04-21 07:50	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-04/21/2026
Ready for Review-Document Uploaded. The borrower did not sign the CD on XXXX or XXXX, and they are not required to sign them. CD from XXXX is signed and attached. The APR did not increase past allowable limits - Seller-04/20/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ------CDS XXXX, XXXX, XXXX are not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-04/17/2026	Ready for Review-Document Uploaded. The borrower did not sign the CD on XXXX or XXXX, and they are not required to sign them. CD from XXXX is signed and attached. The APR did not increase past allowable limits - Seller-04/20/2026	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-04/21/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 730		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8740135
XXXX	371	XXXX	C	B	C	A	C	A	C	B	Closed	finding-3634	2026-04-17 12:40	2026-04-21 07:50	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-04/21/2026
Ready for Review-THERE WAS A LCOK EXTENSION- SEE ATTACHED - Seller-04/20/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,772.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $2772.00 (Discount Points) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $2772.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX. Please provide borrower acknowledgement of Revised CD Issued XXXX. - Due Diligence Vendor-04/17/2026	Ready for Review-THERE WAS A LCOK EXTENSION- SEE ATTACHED - Seller-04/20/2026	Resolved-Received doc tracking. Finding Resolved. - Due Diligence Vendor-04/21/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 730			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8740136
XXXX	371	XXXX	C	B	C	A	C	A	C	B	Closed	FVAL1039	2026-04-17 22:03	2026-04-17 22:10	Waived	2 - Non-Material	C	B	Property	Value	Appraised value unsupported	Waived-Originator Exception to proceed with lower of 2 appraisals and not field review. Lender is using the lowest value from 2 full appraisals in file, which is a better valuation product, than a field review. Field review is within 10% variance of both appraisals. - Due Diligence Vendor-04/18/2026 Open-Exception to proceed with lower of 2 appraisals and not field review. Lender is using the lowest value from 2 full appraisals in file, which is a better valuation product, than a field review. Field review is within 10% variance of both appraisals. - Due Diligence Vendor-04/18/2026		Waived-Originator Exception to proceed with lower of 2 appraisals and not field review. Lender is using the lowest value from 2 full appraisals in file, which is a better valuation product, than a field review. Field review is within 10% variance of both appraisals. - Due Diligence Vendor-04/18/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 730	0x30x24 mortgage history 4 years on the job		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	8751053
XXXX	5	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE8702	2026-05-11 07:21	2026-05-11 09:06	Waived	2 - Non-Material	C	B	Credit	Borrower	Business Entity Formation Document is Incomplete	Waived-Originator exception granted to allow layered vested entity. Non-material waiver applied with comp factors. Deemed non-material due to experienced investor. - Due Diligence Vendor-05/11/2026 Open-The Business Entity Formation Document is incomplete Vested entity is layered - Due Diligence Vendor-05/11/2026		Waived-Originator exception granted to allow layered vested entity. Non-material waiver applied with comp factors. Deemed non-material due to experienced investor. - Due Diligence Vendor-05/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 687 Months Reserves exceed minimum required - 36.90 months PITIA reserves; 6 months reserves required.	Long term homeownership over 5 yrs Experienced investor with 12 properties. Extensive on tome payment history on credit. Reserves.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	9124950
XXXX	487	XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	548	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE2244	2026-05-18 11:56	2026-05-21 13:02	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Received confirmation removed XXXX. Approval confirm submitted to XXXX and approved XXXX - Due Diligence Vendor-05/21/2026 Ready for Review-Document Uploaded. Not a valid finding, Please see attached Subject is Off Market status, not listed. Please expedite this to be cleared as soon as possible - Seller-05/19/2026 Open-Property Issues are identified for the property Subject is listed for sale. Not allowed per guides. Listing needs to be cancelled prior to approval. - Due Diligence Vendor-05/18/2026	Ready for Review-Document Uploaded. Not a valid finding, Please see attached Subject is Off Market status, not listed. Please expedite this to be cleared as soon as possible - Seller-05/19/2026	Resolved-Received confirmation removed XXXX. Approval confirm submitted to XXXX and approved XXXX - Due Diligence Vendor-05/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 792 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.239 Required is 0.75 Borrower has 1.239		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9252616
XXXX	548	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-18 11:33	2026-05-21 13:01	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/21/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/19/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOM for subject property lien. - Due Diligence Vendor-05/18/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/19/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 792 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.239 Required is 0.75 Borrower has 1.239		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9251530
XXXX	548	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0157	2026-05-18 11:47	2026-05-21 13:00	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not meet guideline requirements for loans listed for sale	Resolved-Received proof of listing removed. Value used for approval less than last listed price of XXXX. - Due Diligence Vendor-05/21/2026 Ready for Review-Document Uploaded. Not a valid finding, Please see attached Subject is Off Market status, not listed. Please expedite this to be cleared as soon as possible - Seller-05/19/2026 Open-Loan does not meet guideline requirements for loans listed for sale. Per appraisal, listing is still active. Must be removed from active listing per guides. - Due Diligence Vendor-05/18/2026	Ready for Review-Document Uploaded. Not a valid finding, Please see attached Subject is Off Market status, not listed. Please expedite this to be cleared as soon as possible - Seller-05/19/2026	Resolved-Received proof of listing removed. Value used for approval less than last listed price of XXXX. - Due Diligence Vendor-05/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 792 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.239 Required is 0.75 Borrower has 1.239		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9251943
XXXX	548	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0137	2026-05-18 11:47	2026-05-21 13:00	Resolved	1 - Information	C	A	Credit	Eligibility	Subject property is listed for sale	Resolved-Received proof of listing removed. Value used for approval less than last listed price of XXXX. - Due Diligence Vendor-05/21/2026 Ready for Review-Document Uploaded. Please see attached Subject is Off Market status, not listed. Please expedite this to be cleared as soon as possible - Seller-05/19/2026 Open-UW to confirm there is no evidence the home is listed for sale. Per appraisal, listing is still active. Must be removed from active listing per guides. - Due Diligence Vendor-05/18/2026	Ready for Review-Document Uploaded. Please see attached Subject is Off Market status, not listed. Please expedite this to be cleared as soon as possible - Seller-05/19/2026	Resolved-Received proof of listing removed. Value used for approval less than last listed price of XXXX. - Due Diligence Vendor-05/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 792 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.239 Required is 0.75 Borrower has 1.239		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9251944
XXXX	567	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-18 12:26	2026-05-21 11:25	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received 12 months mortgage statements to document housing history. - Due Diligence Vendor-05/21/2026 Ready for Review-Document Uploaded. Please see attached VOM-13 months payment history XXXX. Please clear this finding. - Seller-05/19/2026 Open-Housing History Does Not Meet Guideline Requirements Please provide 12 months housing history subject property XXXX. It does not appear that the subject mortgage is reporting in the credit bureau and several mortgage statements provided but none from XXXX or with the subject property address. - Due Diligence Vendor-05/18/2026	Ready for Review-Document Uploaded. Please see attached VOM-13 months payment history XXXX. Please clear this finding. - Seller-05/19/2026	Resolved-Received 12 months mortgage statements to document housing history. - Due Diligence Vendor-05/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 640; Borrower has 764. Required is 680 Borrower has 764 Months Reserves exceed minimum required - 6 months reserves required - 48.07 months reserves provided.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9253695
XXXX	424	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	476	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-05-15 14:41	2026-05-21 10:15	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with DTI change. Finding Resolved. - Due Diligence Vendor-05/21/2026
Ready for Review-Document Uploaded. the lender credit went from $13,146.10 to a discount of $7,049.90 due to the DTI and a 4-day extension - see attached the discount went from $7,049.90 to a lender credit of $11824.10 ($175) cure due to a change in the DTI- see attached  - Seller-05/20/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($11,825.10) does not exceed or equal the comparable sum of specific and non-specific lender credits ($13,146.10). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $13,146.10 to $11,825.10 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $1,321.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/15/2026	Ready for Review-Document Uploaded. the lender credit went from $13,146.10 to a discount of $7,049.90 due to the DTI and a 4-day extension - see attached the discount went from $7,049.90 to a lender credit of $11824.10 ($175) cure due to a change in the DTI- see attached - Seller-05/20/2026	Resolved-Received explanation that lender credit decreased with DTI change. Finding Resolved. - Due Diligence Vendor-05/21/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.21 Required is 50 Borrower has 37.21 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 Required is 680 Borrower has 733		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9225197
XXXX	476	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-05-15 14:41	2026-05-21 10:15	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received explanation that lender credit decreased with DTI change. Finding Resolved. - Due Diligence Vendor-05/21/2026
Ready for Review-Document Uploaded. $175 cured on final CD - see attached  - Seller-05/20/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $45.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $45.00 Courier Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $45.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX(2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/15/2026	Ready for Review-Document Uploaded. $175 cured on final CD - see attached - Seller-05/20/2026	Resolved-Received explanation that lender credit decreased with DTI change. Finding Resolved. - Due Diligence Vendor-05/21/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.21 Required is 50 Borrower has 37.21 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 Required is 680 Borrower has 733		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9225198
XXXX	541	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	15	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE8201	2026-05-19 21:43	2026-06-01 12:09	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Loan switched to the XXXX matrix. No restrictions on FTHB living rent free listed. - Due Diligence Vendor-06/01/2026

Counter-Per XXXX Matrix, FTHB w/out rental history is limited to Full Doc, Bank Statement of 1099 only. Original finding remains - Due Diligence Vendor-05/28/2026

Ready for Review-The borrower is self-employed and this is a full doc program allows for P&L income.  Full docs allow includes w2, tax returns, paystubs, P&L.   Then there are bank statement program and 1099 program.   - Seller-05/27/2026

Counter-Revised Initial 1003 and Final 1003 with LOE confirming Rent Free.  P&L income documentation is not allowed for FTHB. Finding remains. - Due Diligence Vendor-05/27/2026

Ready for Review-Document Uploaded. Received a letter of explanation stating borrower is living rent free. Provided letter an revise initial and final 1003 - Seller-05/22/2026

																						Open-Per the XXXX Matrix: FTHB without rental history allowed on Full Doc, Bank Statement or 1099 incomes only. Borrower is an FTHB qualified with 12-mo P&L income. The loan application states the borrower lives at his current residence and pays $1,200 rent; however, the loan file contains a rent-free letter stating the borrower lives rent-free with his father, who owns the property (as verified by a property report). - Due Diligence Vendor-05/20/2026	Ready for Review-The borrower is self-employed and this is a full doc program allows for P&L income. Full docs allow includes w2, tax returns, paystubs, P&L. Then there are bank statement program and 1099 program. - Seller-05/27/2026 Ready for Review-Document Uploaded. Received a letter of explanation stating borrower is living rent free. Provided letter an revise initial and final 1003 - Seller-05/22/2026	Resolved-Loan switched to the XXXX matrix. No restrictions on FTHB living rent free listed. - Due Diligence Vendor-06/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 791 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.76 LTV is less than guideline maximum - Required is 85 Borrower has 58.48		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9289574
XXXX	15	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE2244	2026-05-19 10:34	2026-05-21 10:57	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Appraisal completed As Is with a C4 rating and no physical deficiencies or adverse conditions that affect the livability, soundness or structural integrity of the property were noted. Only minor deferred maintenance per inspection. Appraiser did not state the leaking sink/disposal had any signs of long-term water damage/mold. - Due Diligence Vendor-05/21/2026

Ready for Review-The appraiser had marked as it and didn't list any concerns - Seller-05/20/2026

Open-Property Issues are identified for the property Appraisal photos noted the following:
1. Outlet covers are missing in multiple rooms, as well as a switch plate missing in an exterior photo, which present possible safety concerns.
																						2. Photos indicate there are possible leaking sinks. The appraiser noted there was a possible leak in bathroom sink and garbage disposal in kitchen. However, appraiser did not address whether the leaking sink/disposal had any signs of long-term water damage/mold. Appraiser to confirm there are no health/safety concerns. - Due Diligence Vendor-05/19/2026	Ready for Review-The appraiser had marked as it and didn't list any concerns - Seller-05/20/2026	Resolved-Appraisal completed As Is with a C4 rating and no physical deficiencies or adverse conditions that affect the livability, soundness or structural integrity of the property were noted. Only minor deferred maintenance per inspection. Appraiser did not state the leaking sink/disposal had any signs of long-term water damage/mold. - Due Diligence Vendor-05/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 791 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.76 LTV is less than guideline maximum - Required is 85 Borrower has 58.48			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9274585
XXXX	15	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3634	2026-05-18 06:49	2026-05-21 07:52	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received notification of system glitch causing initial LE to be dated 04/01/2026 rather than 03/31/2026. Finding Resolved. - Due Diligence Vendor-05/21/2026

Ready for Review-Document Uploaded. disclosures were issued on 3/31 and document shows this date except Loan Estimate which was issue the same day but system glitch reflect 4/1.  See attachment package. - Seller-05/20/2026

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $4,840.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Valid COC in file for the overage amount. However, the Initial LE is missing which is causing this finding to fire. Please provide evidence Initial LE was provided 3 business days of application.
																						- Due Diligence Vendor-05/18/2026	Ready for Review-Document Uploaded. disclosures were issued on 3/31 and document shows this date except Loan Estimate which was issue the same day but system glitch reflect 4/1. See attachment package. - Seller-05/20/2026	Resolved-Received notification of system glitch causing initial LE to be dated 04/01/2026 rather than 03/31/2026. Finding Resolved. - Due Diligence Vendor-05/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 791 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.76 LTV is less than guideline maximum - Required is 85 Borrower has 58.48		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9246251
XXXX	15	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3515	2026-05-18 06:49	2026-05-21 07:52	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	Resolved-Received notification of system glitch causing initial LE to be dated 04/01/2026 rather than 03/31/2026. Finding Resolved. - Due Diligence Vendor-05/21/2026
Ready for Review-Document Uploaded. disclosures were issued on 3/31 and document shows this date except Loan Estimate which was issue the same day but system glitch reflect 4/1.  See attachment package sample - Seller-05/20/2026
																						Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. -----Missing initial LE dated within 3 days of Application date, XXXX. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-05/18/2026	Ready for Review-Document Uploaded. disclosures were issued on 3/31 and document shows this date except Loan Estimate which was issue the same day but system glitch reflect 4/1. See attachment package sample - Seller-05/20/2026	Resolved-Received notification of system glitch causing initial LE to be dated 04/01/2026 rather than 03/31/2026. Finding Resolved. - Due Diligence Vendor-05/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 791 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.76 LTV is less than guideline maximum - Required is 85 Borrower has 58.48		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9246254
XXXX	535	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	526	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-05-19 13:12	2026-05-21 15:43	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR - Due Diligence Vendor-05/21/2026 Ready for Review-Items have been provided, Please clear - Seller-05/20/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. The loan application reflects the borrower rents at his current residence for over 2 years paying $3,028 per month. The loan file is missing a satisfactory 12 month housing history for the borrower. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-05/19/2026	Ready for Review-Items have been provided, Please clear - Seller-05/20/2026	Resolved-Received VOR - Due Diligence Vendor-05/21/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 788 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.95			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9279591
XXXX	526	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0044	2026-05-19 13:09	2026-05-21 15:42	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Upon further review, the loan file contained all required documentation. - Due Diligence Vendor-05/21/2026

Ready for Review-Not a valid finding, Lender notes the Credit report is dated 4.20.2026 minus 90 days is 1.20.2026, no explanation needed for any inquiries prior to this date. Please expedite this to be cleared as soon as possible - Seller-05/20/2026

																						Open-LOX for credit inquiries is missing. The guidelines require "Credit inquiries appearing on the report within 90 days of the report date must be addressed by the borrower with a Letter of Explanation". The borrower's credit report reflects an inquiry with XXXX 12/29/25. However, there is no new tradeline on the credit report and the loan file is missing a letter from the borrower if credit was obtained. - Due Diligence Vendor-05/19/2026	Ready for Review-Not a valid finding, Lender notes the Credit report is dated 4.20.2026 minus 90 days is 1.20.2026, no explanation needed for any inquiries prior to this date. Please expedite this to be cleared as soon as possible - Seller-05/20/2026	Resolved-Upon further review, the loan file contained all required documentation. - Due Diligence Vendor-05/21/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 788 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.95			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9279523
XXXX	526	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-19 12:43	2026-05-21 15:40	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-05/21/2026 Ready for Review-Document Uploaded. Please see attached VOR shows Never late - Seller-05/20/2026 Open-Housing History Does Not Meet Guideline Requirements The loan application reflects the borrower rents at his current residence for over 2 years paying $3,028 per month. The loan file is missing a satisfactory 12 month housing history for the borrower. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-05/19/2026	Ready for Review-Document Uploaded. Please see attached VOR shows Never late - Seller-05/20/2026	Resolved-Received VOR. - Due Diligence Vendor-05/21/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 788 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.95		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9278883
XXXX	526	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE3653	2026-05-21 14:15	2026-05-21 14:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing letter of explanation	Resolved-Received Revised CD reflecting Agent Credit. Please see rescinded Compliance condition for missing Final Closing disclosure for the documentation - Due Diligence Vendor-05/21/2026 Open-TRID: Missing Final Closing Disclosure Provided explanation/documentation for line L-09 in the amount of $18,700. Subject to additional conditions. - Due Diligence Vendor-05/21/2026		Resolved-Received Revised CD reflecting Agent Credit. Please see rescinded Compliance condition for missing Final Closing disclosure for the documentation - Due Diligence Vendor-05/21/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 788 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.95			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9330450
XXXX	468	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	419	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-19 18:26	2026-05-26 11:24	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received xpl. GL 4.6 requires mortgage rating within 45d of application, 1003i XXXX 45d= XXXX. conditioned for payments for XXXX beyond scope. - Due Diligence Vendor-05/26/2026
Ready for Review-Document Uploaded. Not a valid finding, Lender notes the application date is XXXX and docs provided already meet the NON QM  requirements of - For all properties, the mortgage must be rated within 45days at the time of application. Please see the 3.a (subject) – mortgage verified docs - Seller-05/21/2026
Open-Housing History Does Not Meet Guideline Requirements Missing evidence of April's mortgage payments for properties 3A,3C,3D
																						Missing evidence of March and April's payment for property 3E - Due Diligence Vendor-05/19/2026	Ready for Review-Document Uploaded. Not a valid finding, Lender notes the application date is XXXX and docs provided already meet the NON QM requirements of - For all properties, the mortgage must be rated within 45days at the time of application. Please see the 3.a (subject) – mortgage verified docs - Seller-05/21/2026	Resolved-Received xpl. GL 4.6 requires mortgage rating within 45d of application, 1003i XXXX 45d= XXXX. conditioned for payments for XXXX beyond scope. - Due Diligence Vendor-05/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 702 Qualifying DTI below maximum allowed - Required is 50 Borrower has 21.02		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9288265
XXXX	433	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE2244	2026-05-20 10:33	2026-05-20 15:00	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Waived-Originator exception granted to allow less than 500 sq. ft. of living space, Non-material waiver applied with comp factors. - Due Diligence Vendor-05/20/2026 Open-Property Issues are identified for the property Exception request for less than 500 sq. ft. of living space. Exception approval in loan file. - Due Diligence Vendor-05/20/2026		Waived-Originator exception granted to allow less than 500 sq. ft. of living space, Non-material waiver applied with comp factors. - Due Diligence Vendor-05/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 773 Long term residence - Borrower at primary residence for 5 years	Fico 773 DSCR ratio 1.35 12 months reserves No lates in the last 12 months 0x30 mortgage in the last 12 months		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	9299262
XXXX	564	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-19 14:49	2026-06-26 15:03	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, DSCR does not require all mortgages to be verified. Subject property is on credit report with 29 months review. VOR on Current primary over 12 months. Housing history has been met - Due Diligence Vendor-06/26/2026
Ready for Review-We respectfully disagree with the finding as stated.

Per Section 6.7 – Housing History, for DSCR transactions, housing history verification is limited to the borrower’s primary residence and the subject property (for refinance transactions). In this transaction, the borrower’s primary residence is XXXX, and the subject property is XXXX.

The referenced requirement for a Verification of Mortgage (VOM) on REO property XXXX is not applicable under the stated guideline provisions, as REO/investment property housing history beyond the primary residence and subject property is not included in the required verification scope for DSCR qualification.

Additionally, the file includes a rent-free letter for the borrower’s primary residence, satisfying the primary housing status requirement.

Accordingly, based on Section 6.7, the VOM condition for XXXX should be removed as it falls outside the required housing history verification scope for this DSCR transaction. - Seller-06/25/2026
Counter-Received rent free letter for b1 primary,. 6.7 requires VOM on all outstanding mortgages, condition asks for VOM for REO property XXXX XXXX. - Due Diligence Vendor-05/27/2026
Ready for Review-Document Uploaded. Please see attached Rent Free Letter. No issues found. - Seller-05/23/2026
Open-Housing History Does Not Meet Guideline Requirements Please provide 12 months housing history for REO property XXXX. It does not appear that this mortgage is reporting in the credit bureau and several mortgage statements provided but none from XXXX or with the subject property address. - Due Diligence Vendor-05/19/2026	Ready for Review-We respectfully disagree with the finding as stated.

Per Section 6.7 – Housing History, for DSCR transactions, housing history verification is limited to the borrower’s primary residence and the subject property (for refinance transactions). In this transaction, the borrower’s primary residence is XXXX, and the subject property is XXXX.

The referenced requirement for a Verification of Mortgage (VOM) on REO property XXXX is not applicable under the stated guideline provisions, as REO/investment property housing history beyond the primary residence and subject property is not included in the required verification scope for DSCR qualification.

Additionally, the file includes a rent-free letter for the borrower’s primary residence, satisfying the primary housing status requirement.

Accordingly, based on Section 6.7, the VOM condition for XXXX should be removed as it falls outside the required housing history verification scope for this DSCR transaction. - Seller-06/25/2026
 Ready for Review-Document Uploaded. Please see attached Rent Free Letter. No issues found. - Seller-05/23/2026
																								Resolved-Upon further review, DSCR does not require all mortgages to be verified. Subject property is on credit report with 29 months review. VOR on Current primary over 12 months. Housing history has been met - Due Diligence Vendor-06/26/2026	Months Reserves exceed minimum required - Min 6 MONTHS RESERVES - 42.86 MONTHS RESERVES Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 764		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9282574
XXXX	564	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-05-18 09:30	2026-06-26 14:54	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received DOT and Legal Address. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-06/26/2026 Ready for Review-Document Uploaded. Attached is Recorded DOT with Legal Description. - Seller-06/25/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached legal description - Due Diligence Vendor-05/18/2026	Ready for Review-Document Uploaded. Attached is Recorded DOT with Legal Description. - Seller-06/25/2026	Resolved-Received DOT and Legal Address. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-06/26/2026	Months Reserves exceed minimum required - Min 6 MONTHS RESERVES - 42.86 MONTHS RESERVES Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 764		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9248462
XXXX	527	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	446	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	553	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-05-20 13:33	2026-07-08 14:50	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Credit Findings have been resolved. - Due Diligence Vendor-07/08/2026
Ready for Review-Document Uploaded. Please add findings that do not meet guidelines (i.e. documenting 2 years housing with only required to verify most recent 12 mo housing) and if not required per guidelines then no fix is mandated for our brokers (Typos are not considered an automatic required fix).  Please see attached updated income per your calc, loan still qualifies. please see attached items per your request.  - Seller-07/07/2026
Counter-Received revised CTEC- same letter dated XXXX, condition remains.  Please have CTEC to confirm changes to the letter by initiallng changes and email confirming revision made to the letter with evidence of receipt of email. #2 - Received XXXX income worksheets for acct  XXXX $39,003.28 and for acct XXXX however if allowable deposits are $166,322 with 50% expense factor and 100%ownership,qualifying deposits = $83,161/12 mo = $6,930.08 vs $13,860.17 reflected on 1003. ALSO file presented 12 months bank statements for XXXX, and missing the 12 mo bank statements for acct XXXX. #3 1003 provided reflects  borrower has been residing at current address 8 years, please provide Revised VOR mirroring number of years at current primary residence. Revised 1003/1008/Approval for QI income, additional conditions may apply.  - Due Diligence Vendor-06/29/2026
Ready for Review-Items provide, please clear - Seller-06/26/2026
Counter-Pending lender verification of QI as indicated in the income condition. - Due Diligence Vendor-06/23/2026
Ready for Review-Counter is not valid, see the two worksheets support the total income used to qualify, and VOR meets the guideline requirements, and the borrower may have been residing for 8 yrs with VOR verifying most recent 4 yr 8months at the rents verified, which does not negate the prior 3+ yrs. - Seller-06/22/2026
Counter-Pending lender verification of QI as indicated in the income condition.  - Due Diligence Vendor-06/09/2026
Ready for Review-Document Uploaded. all docs provided, Please clear  - Seller-06/08/2026
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. A verification of rent (VOR) from the landlord of the Borrower’s primary residence is required and must be provided. Also, verification of the employment source and the income documentation used to qualify the Borrower with the additional $13,860.17 monthly must be provided. - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please add findings that do not meet guidelines (i.e. documenting 2 years housing with only required to verify most recent 12 mo housing) and if not required per guidelines then no fix is mandated for our brokers (Typos are not considered an automatic required fix). Please see attached updated income per your calc, loan still qualifies. please see attached items per your request. - Seller-07/07/2026

 Ready for Review-Items provide, please clear - Seller-06/26/2026

 Ready for Review-Counter is not valid, see the two worksheets support the total income used to qualify, and VOR meets the guideline requirements, and the borrower may have been residing for 8 yrs with VOR verifying most recent 4 yr 8months at the rents verified, which does not negate the prior 3+ yrs. - Seller-06/22/2026

 Ready for Review-Document Uploaded. all docs provided, Please clear  - Seller-06/08/2026

																								Resolved-Credit Findings have been resolved. - Due Diligence Vendor-07/08/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.61 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 727		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9306567
XXXX	553	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE7806	2026-05-20 14:18	2026-07-08 14:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received Worksheets, review did not include secondary income as it was not required or disclosed on the 1003 loan application. - Due Diligence Vendor-07/08/2026
Ready for Review-Document Uploaded. Please add findings that do not meet guidelines (i.e. documenting 2 years housing with only required to verify most recent 12 mo housing) and if not required per guidelines then no fix is mandated for our brokers (Typos are not considered an automatic required fix).  Please see attached updated income per your calc, loan still qualifies. please see attached items per your request.  - Seller-07/07/2026
Counter-Received revised CTEC- same letter dated XXXX, condition remains.  Please have CTEC to confirm changes to the letter by initialling changes and email confirming revision made to the letter with evidence of receipt of email. #2 - Received XXXX income worksheets for acct  XXXX $39,003.28 and for acct XXXX however if allowable deposits are $166,322 with 50% expense factor and 100%ownership,qualifying deposits = $83,161/12 mo = $6,930.08 vs $13,860.17 reflected on 1003. ALSO file presented 12 months bank statements for XXXX, and missing the 12 mo bank statements for acct XXXX. #3 1003 provided reflects  borrower has been residing at current address 8 years, please provide Revised VOR mirroring number of years at current primary residence. Revised 1003/1008/Approval for QI income, additional conditions may apply. - Due Diligence Vendor-06/29/2026
Ready for Review-Document Uploaded. Please see attached updated 1c and CPA letter reflecting correct address  - Seller-06/26/2026
Counter-Received income calc and urla. Condition remains. Please provide CTEC letter that references bz address as per 1003/bank statements which is XXXX. #2 Income worksheet and 1003 1c do not reflect second income source. Obtain revised VOR or revise 1003 as applicable so # years reside mirror the supporting documents.  - Due Diligence Vendor-06/23/2026
Ready for Review-Document Uploaded. Counter is not valid, see the two worksheets support the total income used to qualify, and VOR meets the guideline requirements, and the borrower may have been residing for 8 yrs with VOR verifying most recent 4 yr 8months at the rents verified, which does not negate the prior 3+ yrs.    - Seller-06/22/2026
Counter-Received  5 page doc, one worksheet for XXXX bz, CTEC letter references invalid address XXXX, bank statements reflect XXXX. Please verify and confirm 1008 reflects $52,863.46 while lender calc provided reflects QI = $39,003.29. Please provide supporting documentation for additional income or revised 1008/1003 /Approval with QI income mirroring lender calculations for review. #2 - 1003 reflects 8 years at current while VOR reflects renting since 08/10/2021- please verify and confirm time at residence so docs and supporting docs are in line. - Due Diligence Vendor-06/09/2026
Ready for Review-Document Uploaded. Please see attached both worksheets  - Seller-06/08/2026
Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please add findings that do not meet guidelines (i.e. documenting 2 years housing with only required to verify most recent 12 mo housing) and if not required per guidelines then no fix is mandated for our brokers (Typos are not considered an automatic required fix). Please see attached updated income per your calc, loan still qualifies. please see attached items per your request. - Seller-07/07/2026

 Ready for Review-Document Uploaded. Please see attached updated 1c and CPA letter reflecting correct address  - Seller-06/26/2026

 Ready for Review-Document Uploaded. Counter is not valid, see the two worksheets support the total income used to qualify, and VOR meets the guideline requirements, and the borrower may have been residing for 8 yrs with VOR verifying most recent 4 yr 8months at the rents verified, which does not negate the prior 3+ yrs.    - Seller-06/22/2026

 Ready for Review-Document Uploaded. Please see attached both worksheets  - Seller-06/08/2026

																								Resolved-Received Worksheets, review did not include secondary income as it was not required or disclosed on the 1003 loan application. - Due Diligence Vendor-07/08/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.61 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 727		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9307927
XXXX	553	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1194	2026-05-20 14:25	2026-07-08 14:45	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Upon further review, all required documentation has been provided. Audited LTV of 90% is less than or equal to Guideline LTV of 90% - Due Diligence Vendor-07/08/2026
Ready for Review-Document Uploaded. Please add findings that do not meet guidelines (i.e. documenting 2 years housing with only required to verify most recent 12 mo housing) and if not required per guidelines then no fix is mandated for our brokers (Typos are not considered an automatic required fix).  Please see attached updated income per your calc, loan still qualifies. please see attached items per your request.  - Seller-07/07/2026
Counter-Housing history: date mismatch between 1003 years at current residence and date reflected on VOR, Pending receipt of documents that are in line.  - Due Diligence Vendor-06/29/2026
Ready for Review-items provided, Please clear - Seller-06/26/2026
Counter-Pending receipt of additional documents.  - Due Diligence Vendor-06/23/2026
Ready for Review-Document Uploaded. Counter is not valid, VOR meets the guideline requirements, and the borrower may have been residing for 8 yrs with VOR verifying most recent 4 yr 8months at the rents verified, which does not negate the prior 3+ yrs.    - Seller-06/22/2026
Counter-Received  5 page income worksheet for XXXX bz and VOR,  1003 reflects 8 years at current while VOR reflects renting since 08/10/2021- please verify and confirm time at residence so docs and supporting docs are in line.  - Due Diligence Vendor-06/09/2026
Ready for Review-Document Uploaded. Please see attached VOR and Lender notes the Bank statements meet the SE VOEs, which are within 60 days of note closed date XXXX. Please have this expedited to be cleared as soon as possible
 - Seller-06/08/2026
Counter-Pending receipt and verification of the employment source and the income documentation used to qualify the Borrower with the additional $13,860.17 monthly must be provided. - Due Diligence Vendor-05/26/2026
Ready for Review-please clear, VOR is uploaded and loan qualifies without the 2nd income (still pending review on my end)... this would be a non factor...  - Seller-05/21/2026
Open-Audited LTV of 90% exceeds Guideline LTV of 70% FTHB without 12 months housing history limited to 70% Max CLTV & 43% DTI. Missing secondary income documentation per 1008/1003. - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please add findings that do not meet guidelines (i.e. documenting 2 years housing with only required to verify most recent 12 mo housing) and if not required per guidelines then no fix is mandated for our brokers (Typos are not considered an automatic required fix). Please see attached updated income per your calc, loan still qualifies. please see attached items per your request. - Seller-07/07/2026
 Ready for Review-items provided, Please clear - Seller-06/26/2026
 Ready for Review-Document Uploaded. Counter is not valid, VOR meets the guideline requirements, and the borrower may have been residing for 8 yrs with VOR verifying most recent 4 yr 8months at the rents verified, which does not negate the prior 3+ yrs.    - Seller-06/22/2026
 Ready for Review-Document Uploaded. Please see attached VOR and Lender notes the Bank statements meet the SE VOEs, which are within 60 days of note closed date XXXX. Please have this expedited to be cleared as soon as possible
 - Seller-06/08/2026
 Ready for Review-please clear, VOR is uploaded and loan qualifies without the 2nd income (still pending review on my end)... this would be a non factor...  - Seller-05/21/2026
																								Resolved-Upon further review, all required documentation has been provided. Audited LTV of 90% is less than or equal to Guideline LTV of 90% - Due Diligence Vendor-07/08/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.61 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 727		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9308248
XXXX	553	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-05-20 13:20	2026-05-26 10:49	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR 0x30 - Due Diligence Vendor-05/26/2026 Ready for Review-Document Uploaded. Please see attached VOR shows never late - Seller-05/21/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOR on current residence - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please see attached VOR shows never late - Seller-05/21/2026	Resolved-Received VOR 0x30 - Due Diligence Vendor-05/26/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.61 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 727		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9306208
XXXX	553	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-05-18 12:51	2026-05-21 10:03	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/21/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/18/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/21/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 35.61 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 727			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9254542
XXXX	514	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	589	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1151	2026-05-19 16:05	2026-06-26 17:24	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Satisfactory Chain of Title has been provided. New Subject Note closed XXXX minus 90 days = Saturday XXXX and the previous deed recorded XXXX (which would only have a Note date prior to this date). 90 day title seasoning has been satisfied. - Due Diligence Vendor-06/26/2026
Ready for Review-Counter is not valid, New Subject Note closed XXXX minus 90 days = Saturday XXXX and according to the profile provided the previous deed recorded XXXX (which would only have a Note date prior to this date). This is more than sufficient evidence to not counter for anything further - Seller-06/26/2026
Counter-Received rebuttal, however subject transaction is refinance of  property was purchased on XXXX, please provide copy of prior Note from XXXX to verify whether a minimum of 90 days title seasoning (note to note) required is met as stated on 5.3 - Due Diligence Vendor-06/23/2026
Ready for Review-Please see last transfer XXXX, no transfers in last 24 month chain of title = No transfers. Please escalate this matter for manager review as TPR counters are looping without resolution. - Seller-06/22/2026
Counter-Received property profile.  Missing complete 24 mos chain of title from closing attorney or with supporting deeds.  Must be provided from title or closing attorney - Due Diligence Vendor-06/18/2026
Ready for Review-Document Uploaded. Please see attached Property profile reflects last transfer was in XXXX. Not a Flip - please clear  - Seller-06/16/2026
Open-Unsatisfactory Chain of Title provided. Provide 24 month chain of title. - Due Diligence Vendor-05/19/2026	Ready for Review-Counter is not valid, New Subject Note closed XXXX minus 90 days = Saturday XXXX and according to the profile provided the previous deed recorded XXXX (which would only have a Note date prior to this date). This is more than sufficient evidence to not counter for anything further - Seller-06/26/2026
 Ready for Review-Please see last transfer XXXX, no transfers in last 24 month chain of title = No transfers. Please escalate this matter for manager review as TPR counters are looping without resolution. - Seller-06/22/2026
 Ready for Review-Document Uploaded. Please see attached Property profile reflects last transfer was in XXXX. Not a Flip - please clear  - Seller-06/16/2026
																								Resolved-Satisfactory Chain of Title has been provided. New Subject Note closed XXXX minus 90 days = Saturday XXXX and the previous deed recorded XXXX (which would only have a Note date prior to this date). 90 day title seasoning has been satisfied. - Due Diligence Vendor-06/26/2026	DSCR % greater than 1.20 - DSCR 1.727 Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 680; Borrower has 804. Required is 680 Borrower has 804		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9285068
XXXX	589	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1198	2026-05-20 14:08	2026-05-20 14:31	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator waiver applied to non-material finding with comp factors. - Due Diligence Vendor-05/20/2026
																						Open-Audited Reserves of 5.41 month(s) are less than Guideline Required Reserves of 6 month(s) Reserves short by $$5,640.95. Loan is a rate and term with a 10% P&I reduction which qualifies for no reserves, however the Max LTV for no reserves is 65% based on XXXX overlays 12/02/25. Overlays allow for reduced reserves (3 month reduction) from reserve requirement for loans ($1,000,000 - $1,500,000) - 9 months reserves requires -3 months adjusted reserve requirement 6 months and a 5% LTV reduction (85%-5%) adjusted max LTV 80%. - Due Diligence Vendor-05/20/2026		Waived-Originator waiver applied to non-material finding with comp factors. - Due Diligence Vendor-05/20/2026	DSCR % greater than 1.20 - DSCR 1.727 Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 680; Borrower has 804. Required is 680 Borrower has 804	DSCR 1.727, Minimum required FICO is 680; Borrower has 804.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	9307751
XXXX	444	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-05-20 14:38	2026-07-15 09:01	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Upon further review, subject was rented prior to close. Audited LTV of 65% is less than or equal to Guideline LTV of 75% - Due Diligence Vendor-05/27/2026

Ready for Review-Document Uploaded. Attached is the lease agreement, security deposit and one month rent payment. Please clear this finding, - Seller-05/26/2026

Ready for Review-Please disregard comments. it is not for this file. - Seller-05/23/2026

Ready for Review-Document Uploaded. Finding is not valid. Section 8.7 – Declining Markets was revised and the hard LTV caps were removed. The guideline now refers to the applicable LTV/CLTV overlays in the matrix.

Per the current matrix, a borrower with a FICO score of 720 and above is eligible up to 80% CLTV. The borrower’s representative credit score is 724, and the approved CLTV is 77.92%, which is within guideline limits.

Additionally, there is no separate restriction in the matrix reducing the maximum CLTV specifically for declining markets. - Seller-05/23/2026

Open-Audited LTV of 65% exceeds Guideline LTV of 60% Max LTV on a vacant property is 60% on a cash out refinance - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Attached is the lease agreement, security deposit and one month rent payment. Please clear this finding, - Seller-05/26/2026

 Ready for Review-Please disregard comments. it is not for this file. - Seller-05/23/2026

 Ready for Review-Document Uploaded. Finding is not valid. Section 8.7 – Declining Markets was revised and the hard LTV caps were removed. The guideline now refers to the applicable LTV/CLTV overlays in the matrix.

Per the current matrix, a borrower with a FICO score of 720 and above is eligible up to 80% CLTV. The borrower’s representative credit score is 724, and the approved CLTV is 77.92%, which is within guideline limits.

Additionally, there is no separate restriction in the matrix reducing the maximum CLTV specifically for declining markets. - Seller-05/23/2026

																								Resolved-Upon further review, subject was rented prior to close. Audited LTV of 65% is less than or equal to Guideline LTV of 75% - Due Diligence Vendor-05/27/2026	Months Reserves exceed minimum required - Min 6, actual 126.18 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 742		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9308642
XXXX	444	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE7009	2026-05-19 17:39	2026-05-27 14:43	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received XX insurance Check List with replacement cost. - Due Diligence Vendor-05/27/2026
Ready for Review-Document Uploaded. Finding is not valid. The insurer’s Checklist of Coverage is the governing document for determining the dwelling coverage amount, not the appraiser’s replacement cost estimate.

The subject property is located in XXXX, where insurers commonly issue coverage based on their own underwriting methodology and replacement cost determinations. The Checklist of Coverage provided by the carrier reflects the actual insured dwelling coverage in force.

Additionally, the guideline allows coverage to be supported by the insurer documentation. The appraisal replacement cost estimate is not controlling when the insurer has already established acceptable dwelling coverage for the property. - Seller-05/23/2026
Open-Insufficient Coverage Amount for Insured Subject Property. HOI coverage must be either Replacement Cost Estimator from insurer or third party source, estimated replacement cost from the recent appraisal, or the unpaid principal balance of the mortgage. (RCE was not provided and is not allowed in XX, Estimated replacement cost from appraisal is higher than loan amount.) Need HOI coverage to be at least total loan amount. - Due Diligence Vendor-05/19/2026	Ready for Review-Document Uploaded. Finding is not valid. The insurer’s Checklist of Coverage is the governing document for determining the dwelling coverage amount, not the appraiser’s replacement cost estimate.

The subject property is located in XXXX, where insurers commonly issue coverage based on their own underwriting methodology and replacement cost determinations. The Checklist of Coverage provided by the carrier reflects the actual insured dwelling coverage in force.

Additionally, the guideline allows coverage to be supported by the insurer documentation. The appraisal replacement cost estimate is not controlling when the insurer has already established acceptable dwelling coverage for the property. - Seller-05/23/2026

																								Resolved-Received XX insurance Check List with replacement cost. - Due Diligence Vendor-05/27/2026	Months Reserves exceed minimum required - Min 6, actual 126.18 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 742		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9287254
XXXX	464	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	590	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	467	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-05-20 10:31	2026-06-04 15:15	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR with no late payments - Due Diligence Vendor-05/26/2026 Ready for Review-Document Uploaded. Please see attached VOR shows never late - Seller-05/22/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing VOR - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please see attached VOR shows never late - Seller-05/22/2026	Resolved-Received VOR with no late payments - Due Diligence Vendor-05/26/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 749 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 32.85		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9299221
XXXX	467	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1254	2026-05-20 09:09	2026-06-03 14:24	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received title policy with no exceptions for any prior mortgages. - Due Diligence Vendor-06/03/2026

Ready for Review-Document Uploaded. Please see attached Prelim shows removed item of concern, not on final ALTA. Please expedite this to be cleared as soon as possible - Seller-06/02/2026

Counter-No document received. Title reflect an outstanding Deed of Trust #8 as an exception .  Seller CD does not reflect debt being paid.  - Due Diligence Vendor-05/26/2026

Ready for Review-Not valid finding, Transaction is a Purchase not a refinance, Title is to have no clouds for our borrower. Please expedite this to be cleared as soon as possible - Seller-05/22/2026

																						Open-Property Title Issue Missing - Evidence #8 (Trust Deed) under Exceptions on title has been satisfied. - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please see attached Prelim shows removed item of concern, not on final ALTA. Please expedite this to be cleared as soon as possible - Seller-06/02/2026 Ready for Review-Not valid finding, Transaction is a Purchase not a refinance, Title is to have no clouds for our borrower. Please expedite this to be cleared as soon as possible - Seller-05/22/2026	Resolved-Received title policy with no exceptions for any prior mortgages. - Due Diligence Vendor-06/03/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 749 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 32.85		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9297212
XXXX	467	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1316	2026-05-20 09:56	2026-05-26 12:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received CPA letter dated XXXX. - Due Diligence Vendor-05/26/2026 Ready for Review-Document Uploaded. XXXX CPA Letter is less than 60 days from the XXXX Note close date, meets requirement - current existence of the business within 60 days of the note date. - Seller-05/22/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. XXXX, 2026 CPA Letter is less than 60 days from the XXXX Note close date, meets requirement - current existence of the business within 60 days of the note date. - Seller-05/22/2026	Resolved-Received CPA letter dated 5/7/26. - Due Diligence Vendor-05/26/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 749 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 32.85		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9298265
XXXX	467	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1325	2026-05-20 09:56	2026-05-26 12:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA letter dated XXXX and CPA verification . - Due Diligence Vendor-05/26/2026 Ready for Review-Document Uploaded. XXXX CPA Letter is less than 60 days from the XXXX Note close date, meets requirement - current existence of the business within 60 days of the note date. - Seller-05/22/2026 Open-Borrower 1 CPA Letter Missing - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. XXXX CPA Letter is less than 60 days from the XXXX Note close date, meets requirement - current existence of the business within 60 days of the note date. - Seller-05/22/2026	Resolved-Received CPA letter dated 5/7/26 and CPA verification . - Due Diligence Vendor-05/26/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 749 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 32.85		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9298266
XXXX	467	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-05-20 10:08	2026-05-26 12:33	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR with no late payments. - Due Diligence Vendor-05/26/2026 Ready for Review-Document Uploaded. Please see attached VOR shows never late - Seller-05/22/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOR - 12 months rental payment history. - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please see attached VOR shows never late - Seller-05/22/2026	Resolved-Received VOR with no late payments. - Due Diligence Vendor-05/26/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 749 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 32.85		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9298582
XXXX	467	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-05-18 14:47	2026-05-21 10:06	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/21/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/18/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/21/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 749 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 32.85			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9257710
XXXX	482	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1316	2026-05-20 11:03	2026-06-18 15:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received VVOE. - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Please see attached Verification of employments - Seller-05/23/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing Verbal VOE for Borrower 1 at XXXX. Upon receipt additional information maybe required. - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please see attached Verification of employments - Seller-05/23/2026	Resolved-Received VVOE. - Due Diligence Vendor-05/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 799 Required is 660 Borrower has 799 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 35.66 Required is 50 Borrower has 35.66 LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9300101
XXXX	482	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1326	2026-05-20 11:03	2026-06-18 15:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Resolved-Upon further review, a P&L is not required. - Due Diligence Vendor-06/18/2026 Ready for Review-Please clear as The borrower filed a extension for 2025 1040. The 2025 1120-s in file is used as the P&L. - Seller-06/17/2026 Open-Borrower 1 YTD Profit & Loss Missing Missing YTD Profit & Loss for XXXX. Upon receipt additional information maybe required. - Due Diligence Vendor-05/20/2026	Ready for Review-Please clear as The borrower filed a extension for 2025 1040. The 2025 1120-s in file is used as the P&L. - Seller-06/17/2026	Resolved-Upon further review, a P&L is not required. - Due Diligence Vendor-06/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 799 Required is 660 Borrower has 799 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 35.66 Required is 50 Borrower has 35.66 LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9300102
XXXX	482	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE7806	2026-05-20 11:03	2026-06-18 15:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received income worksheet. - Due Diligence Vendor-06/18/2026 Ready for Review-Document Uploaded. Please see attached Income Calculation Worksheets for XXXX and XXXX. - Seller-06/17/2026 Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing Missing Income Calculation Worksheet from Lender for XXXX and XXXX. Upon receipt additional information maybe required. - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please see attached Income Calculation Worksheets for XXXX and XXXX. - Seller-06/17/2026	Resolved-Received income worksheet. - Due Diligence Vendor-06/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 799 Required is 660 Borrower has 799 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 35.66 Required is 50 Borrower has 35.66 LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9300103
XXXX	482	XXXX	D	B	D	B	A	A	A	A	Closed	FPRO1256	2026-05-20 11:35	2026-05-27 14:14	Resolved	1 - Information	D	A	Credit	Eligibility	HOA Questionnaire Document is Partially Provided	Resolved-Received HOA questionnaire w/turn over % - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Please see attached Turnover at 90% closed units - Seller-05/23/2026 Open-Subject Property is part of an HOA but the HOA Questionnaire Document is only Partially Provided. Missing the comment for Question #2 "Has the developer transferred control of the unit owners", the estimated date the transfer will occur. Lender to confirm the transfer will happen at the final sale of units. - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please see attached Turnover at 90% closed units - Seller-05/23/2026	Resolved-Received HOA questionnaire w/turn over % - Due Diligence Vendor-05/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 799 Required is 660 Borrower has 799 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 35.66 Required is 50 Borrower has 35.66 LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9302917
XXXX	482	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1204	2026-05-20 11:14	2026-05-27 14:13	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/23/2026 Open-Fraud Report Shows Uncleared Alerts On the Fraud Report it shows that GSA-EPLS was a Fail. Missing proof of documentation to clear this. Upon receipt additional information maybe required. - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/23/2026	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-05/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 799 Required is 660 Borrower has 799 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 35.66 Required is 50 Borrower has 35.66 LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9300485
XXXX	482	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE2244	2026-05-20 11:39	2026-05-20 15:24	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Waived-Originator exception granted to allow property with < 500 sq ft, Non-material waiver applied with comp factors. - Due Diligence Vendor-05/20/2026 Open-Property Issues are identified for the property Exception Request: Please allow property of XXXX sq ft. - Due Diligence Vendor-05/20/2026		Waived-Originator exception granted to allow property with < 500 sq ft, Non-material waiver applied with comp factors. - Due Diligence Vendor-05/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 799 Required is 660 Borrower has 799 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 35.66 Required is 50 Borrower has 35.66 LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70	Comp Factor: - FICO 20+ points above minimum requirement - LTV 5% Less than maximum - 7 yrs on job		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	9303053
XXXX	563	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	599	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	552	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	556	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-05-21 13:05	2026-05-27 14:19	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received B 1 Business Bank Statements for march 2026., recalc QI, audit calc matches lender calc, revised calc uploaded. - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. please see attached - Seller-05/22/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending missing bank statement to verify monthly income - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. please see attached - Seller-05/22/2026	Resolved-Received B 1 Business Bank Statements for march 2026., recalc QI, audit calc matches lender calc, revised calc uploaded. - Due Diligence Vendor-05/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 729 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.2		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9328705
XXXX	556	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1342	2026-05-20 17:17	2026-05-27 14:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Business Bank Statements Missing	Resolved-Received B 1 Business Bank Statements for march 2026., recalc QI, audit calc matches lender calc, revised calc uploaded. - Due Diligence Vendor-05/27/2026

Ready for Review-Document Uploaded. please see attached  - Seller-05/22/2026

																						Open-Borrower 1 Business Bank Statements Missing The subject loan is a 12 Month Business Bank Statement qualifying loan and the lender used bank statements from 4/2025 to 3/2026. However, the loan file is missing the March 2026 bank statement with qualifying deposits of $29,155.31. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. please see attached - Seller-05/22/2026	Resolved-Received B 1 Business Bank Statements for march 2026., recalc QI, audit calc matches lender calc, revised calc uploaded. - Due Diligence Vendor-05/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 729 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.2		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9312426
XXXX	556	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1205	2026-05-20 16:54	2026-05-27 13:36	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/22/2026 Open-OFAC Check Not Completed and/or Cleared OFAC not ran for Seller, Seller's Brokerage Firm, Seller's Agent, Buyer's Brokerage Firm and Buyer's Agent. - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/22/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-05/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 729 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.2		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9311985
XXXX	556	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-05-19 11:24	2026-05-22 10:37	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/22/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/19/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 729 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.2			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9276616
XXXX	420	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	450	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-20 17:20	2026-05-26 11:57	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-No document received. Confirmed Credit shows mortgage closed . Fraud report reflect same mortgage as now inactive with no new debt opened. - Due Diligence Vendor-05/26/2026
Ready for Review-Lender Notes borrower owns Primary home Free and clear has no Mortgage, see credit report shows mtg paid and closed XXXX. Please expedite this to be cleared as soon as possible - Seller-05/22/2026
																						Open-Housing History Does Not Meet Guideline Requirements Per Guidelines 6.7 Housing History, we are missing proof of the most recent 12 months housing history on the borrower's primary home. Upon receipt additional information maybe required. - Due Diligence Vendor-05/20/2026	Ready for Review-Lender Notes borrower owns Primary home Free and clear has no Mortgage, see credit report shows mtg paid and closed XXXX. Please expedite this to be cleared as soon as possible - Seller-05/22/2026	Resolved-No document received. Confirmed Credit shows mortgage closed . Fraud report reflect same mortgage as now inactive with no new debt opened. - Due Diligence Vendor-05/26/2026	LTV is less than guideline maximum - Required is 80 Borrower has 50.59 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 747			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9312524
XXXX	531	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-05-19 12:40	2026-05-27 11:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received I90 application to replace perm res card and extending 36 mo exp date on residency card + I-551 exp XXXX. also received XXXX temp DL valid 120D from issue. - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. please see attached Borrower Citizenship Documentation - Seller-05/22/2026 Open-Borrower Citizenship Documentation Is Missing. Provide Citizenship Documentation. Green Card (Form I-551). Additional findings may apply. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. please see attached Borrower Citizenship Documentation - Seller-05/22/2026	Resolved-Received I90 application to replace perm res card and extending 36 mo exp date on residency card + I-551 exp XXXX. also received XXXX temp DL valid 120D from issue. - Due Diligence Vendor-05/27/2026	LTV is less than guideline maximum - LTV Required is 75% Borrower has 65%. Required is 75 Borrower has 65 Months Reserves exceed minimum required - The Borrower has 86.74 months in reserves; guideline minimum is zero.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9278835
XXXX	531	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-20 18:25	2026-05-27 11:49	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received LOX address, XXXX mortg statement with next due 03/01/2026 as well as supplement reflecting subject 50 times 0x30 with 4/01/2026. VOR for primary present in file p 149 - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Lender notes no such acct is found only XXXX contact phone number XXXX, please see attached Subject mortgage rating from credit - Seller-05/22/2026 Open-Housing History Does Not Meet Guideline Requirements . MIssing a complete 12 month VOM for the subject property (XXXX). - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. Lender notes no such acct is found only XXXX contact phone number XXXX, please see attached Subject mortgage rating from credit - Seller-05/22/2026	Resolved-Received LOX address, XXXX mortg statement with next due XXXX as well as supplement reflecting subject 50 times 0x30 with 4/01/2026. VOR for primary present in file p 149 - Due Diligence Vendor-05/27/2026	LTV is less than guideline maximum - LTV Required is 75% Borrower has 65%. Required is 75 Borrower has 65 Months Reserves exceed minimum required - The Borrower has 86.74 months in reserves; guideline minimum is zero.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9314012
XXXX	568	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-05-21 09:03	2026-05-26 10:31	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report. - Due Diligence Vendor-05/26/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/22/2026 Open-OFAC Check Not Completed and/or Cleared the Underwriter. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/22/2026	Resolved-Received Fraud Report. - Due Diligence Vendor-05/26/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 795. Required is 720 Borrower has 795 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 31.91%. Required is 50 Borrower has 31.91		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9321609
XXXX	578	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-21 15:27	2026-05-29 12:02	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received XXXX statements reflecting $2500 pmts for XXXX condition remains. XXXX/Fraud report supports purchase date of XXXX - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Borrower purchased property 3c (XXXX) on XXXX. Please see attached payment history for XXXX. - Seller-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements Missing the housing payment history since loan's inception for XXXX on property 3c. Upon receipt additional information maybe required. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Borrower purchased property 3c (XXXX) on XXXX. Please see attached payment history for XXXX. - Seller-05/27/2026	Resolved-Received XXXX statements reflecting $2500 pmts for feb-april 2026condition remains. XXXX /Fraud report supports purchase date of XXXX - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 804 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9332026
XXXX	578	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE4805	2026-05-21 14:31	2026-05-28 13:41	Resolved	1 - Information	C	A	Credit	Eligibility	Trust/POA Does Not Meet Guideline Requirements	Resolved-Received Revocable Trust Documentation. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026 Open-Trust/POA Does Not Meet Guideline Requirements Missing the Certification of the Borrower's Trust. Upon receipt additional conditions maybe required. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026	Resolved-Received Revocable Trust Documentation. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 804 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9330832
XXXX	578	XXXX	D	A	D	A	A	A	A	A	Closed	FPRO1255	2026-05-21 14:59	2026-05-28 13:36	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	HOA Questionnaire Document is Missing	Resolved-Received HOA Questionnaire - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. - Seller-05/26/2026 Open-Subject Property is part of an HOA but the HOA Questionnaire Document is Missing. Missing the Condo Questionnaire and all related condo documents. Upon receipt and review additional information maybe required. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. - Seller-05/26/2026	Resolved-Received HOA Questionnaire - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 804 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9331426
XXXX	578	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1206	2026-05-21 15:30	2026-05-28 13:32	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026 Open-All Interested Parties Not Checked with Exclusionary Lists, missing the Seller. Upon receipt additional conditions maybe required. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026	Resolved-Received Fraud report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 804 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9332115
XXXX	578	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1205	2026-05-21 15:30	2026-05-28 13:32	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report w/OFAC Check Completed and Cleared - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026 Open-OFAC Check Not Completed and/or Cleared, missing the Seller. Upon receipt additional conditions maybe required. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026	Resolved-Received Fraud Report w/OFAC Check Completed and Cleared - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 804 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9332116
XXXX	495	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	546	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-05-21 16:49	2026-05-27 13:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received xpl subject refi and whether meets DSCR. GL 4.2.2 b1 owns REO <12mo ( since XXXX)but primary has been rental current for 2 yrs, prior 4 yrs ( no evidence REO being primary) B1 own since XXXX or 4+mo - Due Diligence Vendor-05/27/2026
Ready for Review-Lender notes property in question was deleted out of the REO section. This loan transaction is for a refinance and meet DSCR guideline - 4.2.2 First-Time Investor A First-Time Investor is a borrower who meets either of the following conditions: (1) they are purchasing their first investment property and are NOT a first-time homebuyer — meaning they currently own or have previously owned a primary residence; or (2) they currently own an investment property but have owned it for less than 12 months. Please expedite this to be cleared as soon as possible - Seller-05/22/2026
																						Open-Application provided reflects the borrower owns an investment property Free and Clear located at XXXX. Review of property report and XXXX Report does not show any evidence of ownership in this property. Please provide evidence this property is owned Free and Clear. Proof of F/C needed to qualify as experienced investor. - Due Diligence Vendor-05/21/2026	Ready for Review-Lender notes property in question was deleted out of the REO section. This loan transaction is for a refinance and meet DSCR guideline - 4.2.2 First-Time Investor A First-Time Investor is a borrower who meets either of the following conditions: (1) they are purchasing their first investment property and are NOT a first-time homebuyer — meaning they currently own or have previously owned a primary residence; or (2) they currently own an investment property but have owned it for less than 12 months. Please expedite this to be cleared as soon as possible - Seller-05/22/2026	Resolved-Received xpl subject refi and whether meets DSCR. GL 4.2.2 b1 owns REO <12mo ( since XXXX)but primary has been rental current for 2 yrs, prior 4 yrs ( no evidence REO being primary) B1 own since XXXX or 4+mo - Due Diligence Vendor-05/27/2026	Months Reserves exceed minimum required - 103.21 months of reserves exceeds the minimum required of 6 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 720			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9333711
XXXX	546	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-21 14:05	2026-05-27 12:46	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR 0x30. - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Please see attached VOR shows no lates - Seller-05/22/2026 Open-Housing History Does Not Meet Guideline Requirements Application reflects that the borrower has been renting his primary residence located at XXXX for over 2 years. Please provide VOR from a professionally managed property or 12 months cancelled checks that confirms the previous 12 months housing history. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached VOR shows no lates - Seller-05/22/2026	Resolved-Received VOR 0x30. - Due Diligence Vendor-05/27/2026	Months Reserves exceed minimum required - 103.21 months of reserves exceeds the minimum required of 6 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 720		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9330235
XXXX	545	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-05-21 14:53	2026-07-17 16:22	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Receive rent free letter - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Attached is the rent free letter that was uploaded to your system, No issues found, - Seller-05/24/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing - Rent Free Letter - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Attached is the rent free letter that was uploaded to your system, No issues found, - Seller-05/24/2026	Resolved-Receive rent free letter - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 31.63 LTV is less than guideline maximum - . Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9331309
XXXX	545	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE6844	2026-05-21 12:13	2026-07-15 12:36	Resolved	1 - Information	C	A	Credit	Assets	Gift Funds General	Resolved-Received $50k Gift Letter. - Due Diligence Vendor-07/15/2026
Ready for Review-Document Uploaded. Attached is the $50K gift letter. - Seller-07/13/2026
Counter-Received explanation, per gl 8.6 Gifts must be evidenced by a signed gift letter that specifies the dollar amount, includes the donor's statement that no repayment is expected, and includes the donor's name, address, phone number, and relationship to the borrower, please provide acceptable documentation per gl.  - Due Diligence Vendor-06/29/2026
Ready for Review-The $50,000 deposit was made on XXXX, more than three months prior to the loan application date of XXXX. The funds were deposited well before the application and are considered seasoned. Absent a specific program requirement to source seasoned funds or document gifts made prior to the application, a gift letter is not required. - Seller-06/26/2026
																						Open-Missing Gift letter for 50,000 - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Attached is the $50K gift letter. - Seller-07/13/2026 Ready for Review-The $50,000 deposit was made on XXXX, more than three months prior to the loan application date of XXXX. The funds were deposited well before the application and are considered seasoned. Absent a specific program requirement to source seasoned funds or document gifts made prior to the application, a gift letter is not required. - Seller-06/26/2026	Resolved-Received $50k Gift Letter. - Due Diligence Vendor-07/15/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 31.63 LTV is less than guideline maximum - . Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9327470
XXXX	545	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-05-19 14:59	2026-06-15 12:24	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Program change made on 05/07/2026 which updates APOR date, loan is no longer HPML finding. - Due Diligence Vendor-06/15/2026
Counter-While the file does not test as HPML, it was disclosed to borrower at time of closing as HPML. All HPML requirements must be met.  Escrows are currently waived.   - Due Diligence Vendor-06/04/2026
Ready for Review-Document Uploaded. See attached  - Seller-06/01/2026
Counter-This was disclosed inaccurately to borrower, making this an HPML loan. Statute of limitations – One year; Expiration date: XXXX - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. See attached explanation and PCCD - Seller-05/26/2026
																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. ----- Despite passing HPML tests, disclosed APR of 7.817% on Final CD is above threshold of 7.800%. This was disclosed inaccurately to borrower, making this an HPML loan. Statute of limitations – One year; Expiration date: XXXX - Due Diligence Vendor-05/19/2026	Ready for Review-Document Uploaded. See attached - Seller-06/01/2026 Ready for Review-Document Uploaded. See attached explanation and PCCD - Seller-05/26/2026	Resolved-Program change made on 05/07/2026 which updates APOR date, loan is no longer HPML finding. - Due Diligence Vendor-06/15/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 31.63 LTV is less than guideline maximum - . Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9282916
XXXX	545	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-05-21 11:44	2026-05-28 11:59	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-received rent free letter. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Attached is the Rent free letter that was uploaded to your system. No issues found. - Seller-05/24/2026 Open-Housing History Does Not Meet Guideline Requirements Missing - Rent Free Letter - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Attached is the Rent free letter that was uploaded to your system. No issues found. - Seller-05/24/2026	Resolved-received rent free letter. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 31.63 LTV is less than guideline maximum - . Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9326721
XXXX	545	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-05-19 14:59	2026-05-27 11:17	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received Tracking and COC for decrease. Finding Resolved. - Due Diligence Vendor-05/27/2026
Ready for Review-Document Uploaded. The lender credit was $19505 & a lender credit of $500 per the cure for the appraisal - the loan was flipped to lender paid comp from borrower paid comp leaving the lender credit at $500. Impounds were also waived - the lender paid $3000 of the interest - Seller-05/26/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($5,495.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($24,500.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $24,500 to $5,495 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $19,005, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C. COC in file. COC in file, unable to test properly without borrower acknowledgment of CD issued XXXX- addressed in finding 3540 - Due Diligence Vendor-05/19/2026	Ready for Review-Document Uploaded. The lender cried was $19505 & a lender credit of $500 per the cure for the appraisal - the loan was flipped to lender paid comp from borrower paid comp leaving the lender credit at $500. Impounds were also waived - the lender paid $3000 of the interest - Seller-05/26/2026	Resolved-Received Tracking and COC for decrease. Finding Resolved. - Due Diligence Vendor-05/27/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 31.63 LTV is less than guideline maximum - . Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9282913
XXXX	545	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3540	2026-05-19 15:04	2026-05-27 11:17	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received Tracking. Finding Resolved. - Due Diligence Vendor-05/27/2026
Ready for Review-Document Uploaded. See attached tracking  - Seller-05/26/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX - Due Diligence Vendor-05/19/2026	Ready for Review-Document Uploaded. See attached tracking - Seller-05/26/2026	Resolved-Received Tracking. Finding Resolved. - Due Diligence Vendor-05/27/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 31.63 LTV is less than guideline maximum - . Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9283031
XXXX	463	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	560	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE7497	2026-05-21 12:50	2026-05-29 11:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Upon further review, receipt of mortgage statement confirms hazard and taxes are included in monthly payment - Due Diligence Vendor-05/29/2026

Ready for Review-The finding was to provide proof of the Hazard Insurance for property 3a and the mortgage statement for 1st lien was provided reflecting loan is escrowed for tax and insurance. Therefore, the finding should be cleared. - Seller-05/28/2026

Counter-Received April 2026 statement for 1st lien reflecting loan is escrowed for  tax and insurance.  - Due Diligence Vendor-05/28/2026

Ready for Review-Document Uploaded. Per the attached mortgage statement, property 3a has taxes and insurance escrowed. - Seller-05/26/2026

																						Open-Missing proof of the Hazard Insurance for property 3a. Upon receipt additional information maybe required. - Due Diligence Vendor-05/21/2026	Ready for Review-The finding was to provide proof of the Hazard Insurance for property 3a and the mortgage statement for 1st lien was provided reflecting loan is escrowed for tax and insurance. Therefore, the finding should be cleared. - Seller-05/28/2026 Ready for Review-Document Uploaded. Per the attached mortgage statement, property 3a has taxes and insurance escrowed. - Seller-05/26/2026	Resolved-Upon further review, receipt of mortgage statement confirms hazard and taxes are included in monthly payment - Due Diligence Vendor-05/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 757 Required is 640 Borrower has 757 Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 29.44 Required is 50.49 Borrower has 29.44		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	9328235
XXXX	560	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-05-19 15:11	2026-05-28 09:20	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation lender fees decrease with ACH change, lender fees not listed on COC. Finding Resolved. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. The lender credit was $175 + $33.68 due to the float to lock and a cure applied for the CR- see attached
The lender credit went from $175 to $33.68 Cure to a cost of $400.20 due to the ACH no- see attached  - Seller-05/27/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($33.68) does not exceed or equal the comparable sum of specific and non-specific lender credits ($208.48). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------Lender credit decreased from $208.48 to $33.68 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $174.80, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C. Please provide coc for decreases. - Due Diligence Vendor-05/19/2026	Ready for Review-Document Uploaded. The lender credit was $175 + $33.68 due to the float to lock and a cure applied for the CR- see attached The lender credit went from $175 to $33.68 Cure to a cost of $400.20 due to the ACH no- see attached - Seller-05/27/2026	Resolved-Received explanation lender fees decrease with ACH change, lender fees not listed on COC. Finding Resolved. - Due Diligence Vendor-05/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 757 Required is 640 Borrower has 757 Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 29.44 Required is 50.49 Borrower has 29.44		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	9283333
XXXX	497	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1491	2026-05-21 10:47	2026-05-28 14:56	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Received XXXX annual report reflecting B1 and B2 are managers of the llc /owners of the XXXX - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026 Open-Asset Qualification Does Not Meet Guideline Requirements Missing LLC docs to determine borrower owns XXXX acct. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026	Resolved-Received XXXX annual report reflecting B1 and B2 are managers of the llc /owners of the XXXX - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.141 Required is 0 Borrower has 1.141 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 798		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9324284
XXXX	497	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1173	2026-05-21 10:12	2026-05-28 14:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Received Condo Master Insurance Policy - Due Diligence Vendor-05/28/2026 Ready for Review-Please see attached. The Master Policy does have sufficient Crime and D&O totaling $1,150,000.00. The required amount is $15,732/12*60*3=$235,980. - Seller-05/26/2026 Ready for Review-Document Uploaded. - Seller-05/26/2026 Open-Missing Condo Master Insurance Policy with fidelity bond insurance. - Due Diligence Vendor-05/21/2026	Ready for Review-Please see attached. The Master Policy does have sufficient Crime and D&O totaling $1,150,000.00. The required amount is $15,732/12*60*3=$235,980. - Seller-05/26/2026 Ready for Review-Document Uploaded. - Seller-05/26/2026	Resolved-Received Condo Master Insurance Policy - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.141 Required is 0 Borrower has 1.141 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 798		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9322975
XXXX	558	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	517	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1254	2026-05-21 15:41	2026-05-26 10:49	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received proof of 100% ownership of llc. - Due Diligence Vendor-05/26/2026 Ready for Review-Document Uploaded. Lender notes LLC for XXXXhas XXXX as SOLE MBR. Please see attached supporting documentation - Seller-05/22/2026 Open-Property Title Issue Provide documentation reflecting borrower is 100% owner of LLC in which title is currently vested. Subject to additional conditions. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Lender notes LLC for XXXXhas XXXX as SOLE MBR. Please see attached supporting documentation - Seller-05/22/2026	Resolved-Received proof of 100% ownership of llc. - Due Diligence Vendor-05/26/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.6 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 749 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9332453
XXXX	434	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	423	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	503	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1964	2026-05-21 11:55	2026-06-29 14:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Received same lender CD dated XXXX for purchase of property 3L with ARM note reflecting XXXXPI + XXXX TI= XXXX. - Due Diligence Vendor-06/29/2026 Ready for Review-Document Uploaded. Attached Final CD XXXX for XXXX . No issues found. - Seller-06/26/2026 Open-Please provide documentation for REO 3L to verify XXXX in mortgage payments and XXXX in monthly obligations. Additional conditions may apply pending approval. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Attached Final CD XXXX for XXXX . No issues found. - Seller-06/26/2026	Resolved-Received same lender CD dated XXXX for purchase of property 3L with ARM note reflecting XXXXPI + XXXX TI= XXXX. - Due Diligence Vendor-06/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 787 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.62		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9327014
XXXX	503	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1194	2026-05-21 11:47	2026-05-28 14:58	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Per the tape the subject loan program is XXXX Lite Alt Doc 30 Year I/O on an investment. Received the XXXX Alt Docs- for bank statements which allows for a LTV of 75%. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. Please see attached  XXXX Matrix -Alt Doc- Bank Statements/1099. It shows investment max LTV is 75% (Cash-Out) . No issues found. - Seller-05/23/2026
																						Open-Audited LTV of 75% exceeds Guideline LTV of 70% As per loan notes, "For XXXX Bank statements loans, we are to follow the XXXX Full doc matrix". The loan approval and the lock agreement show the loan was locked " XXXX - Alt Doc 30 Yr Fixed I/O". The Full Doc matrix allows LTV's for investment property cash-outs to go to only 70%, however, the loan closed with a LTV ratio of 75%. The lock agreement reflects exception pricing, however, the loan file is missing the exception request form to go to a LTV ratio of 75% under the XXXX full doc program. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached XXXX Matrix -Alt Doc - Bank Statements/1099. It shows investment max LTV is 75% (Cash-Out) . No issues found. - Seller-05/23/2026	Resolved-Per the tape the subject loan program is XXXX Alt Doc 30 Year I/O on an investment. Received the XXXX Alt Docs- for bank statements which allows for a LTV of 75%. - Due Diligence Vendor-05/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 787 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.62		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9326767
XXXX	469	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1509	2026-05-21 12:50	2026-06-05 09:09	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved-Received Executed Note. - Due Diligence Vendor-05/27/2026 Open-There are Issues Present on the Note that must be addressed. Note in file is not executed. Please provide an executed copy of the note. Additional Findings may apply upon receipt. - Due Diligence Vendor-05/21/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/23/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/23/2026	Resolved-Received Executed Note. - Due Diligence Vendor-05/27/2026	LTV is less than guideline maximum - Maximum LTV is 80%; Borrower LTV is 75% Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 791. Required is 720 Borrower has 791		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9328276
XXXX	469	XXXX	C	A	C	A	A	A	A	A	Closed	FVAL5524	2026-05-22 11:32	2026-05-28 10:59	Resolved	1 - Information	C	A	Credit	Eligibility	Ineligible Property	Resolved-Reviewed the appraisal, per the appraiser the interior and exterior walls are wood(not log). review of the pictures support wall finishes are wood not log. - Due Diligence Vendor-05/28/2026

Ready for Review-Not a valid finding, There are No details that support subject as being a Log Home and in efforts to a avoid any unnecessary delays or latent “resolved" status, please request for manager review prior to placing any counter response(s). Lender notes that the subject property meets 4.0 NON QM section 9.4 as a Single Family Detached with Wood Finish as aesthetically desired. Please read appraisal report SITE section reflects is built as an SFR, legal zoning, Verified highest and best use of subject property as improved, improvements are built from “Wood” (Not Logs) and interior materials are same style, with no proof of Logs used (nothing shows as actually being built with Logs).  A permitted LOG structure requires special permits and special Log licensing as mandated by the local jurisdiction, not the case for the subject property. It is typical for Cabin styles properties to be luring with cosmetic outer finish that appears to be Cabin like, however it is not a Log Home due to no supporting details for special Log “Structural engineering” certificates.  Please expedite this to be cleared as soon as possible - Seller-05/23/2026

Open-Subject property appears to be a log cabin and the design is listed as cabin. Page 1 of the appraisal and interior and exterior photos provided indicate the interior and exterior walls are composed completely of wood. - Due Diligence Vendor-05/22/2026	Ready for Review-Not a valid finding, There are No details that support subject as being a Log Home and in efforts to a avoid any unnecessary delays or latent “resolved" status, please request for manager review prior to placing any counter response(s). Lender notes that the subject property meets 4.0 NON QM section 9.4 as a Single Family Detached with Wood Finish as aesthetically desired. Please read appraisal report SITE section reflects is built as an SFR, legal zoning, Verified highest and best use of subject property as improved, improvements are built from “Wood” (Not Logs) and interior materials are same style, with no proof of Logs used (nothing shows as actually being built with Logs). A permitted LOG structure requires special permits and special Log licensing as mandated by the local jurisdiction, not the case for the subject property. It is typical for Cabin styles properties to be luring with cosmetic outer finish that appears to be Cabin like, however it is not a Log Home due to no supporting details for special Log “Structural engineering” certificates. Please expedite this to be cleared as soon as possible - Seller-05/23/2026

																								Resolved-Reviewed the appraisal, per the appraiser the interior and exterior walls are wood(not log). review of the pictures support wall finishes are wood not log. - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - Maximum LTV is 80%; Borrower LTV is 75% Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 791. Required is 720 Borrower has 791			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9349270
XXXX	469	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0197	2026-05-21 13:54	2026-05-27 15:22	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Seller CD. - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/23/2026 Open-The Final SELLER CD/HUD is missing. Please provide seller's Final CD/Settlement Statement. Additional Findings may apply upon receipt. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/23/2026	Resolved-Received Seller CD. - Due Diligence Vendor-05/27/2026	LTV is less than guideline maximum - Maximum LTV is 80%; Borrower LTV is 75% Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 791. Required is 720 Borrower has 791		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9329986
XXXX	499	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-21 20:06	2026-05-29 12:18	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received payment history for all properties. - Due Diligence Vendor-05/29/2026

Ready for Review-Please review the previously uploaded documents in detail:
3i: refer to page 66-68
3p: refer to page 46-47
3r: was not previously requested in the initial finding as it is reported on the credit report delivered with the loan file.
3s:refer to page 83-84
3v: refer to page 42-43 - Seller-05/27/2026

Counter-Received and matched payment histories for 3e,f,g,k,m,m,o,q,t.  Unable to match 3i,3p,3r,3s and 3 v.  Please provide payment history with address noted for match to statement.   - Due Diligence Vendor-05/27/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-05/26/2026

																						Open-Housing History Does Not Meet Guideline Requirements Missing the housing payment histories for the following properties: 3e,3f,3i,3j,3k,3l,3m,3n,3o,3p,3q,3s,3t,3u,3v. Upon receipt additional information may be required. - Due Diligence Vendor-05/22/2026	Ready for Review-Please review the previously uploaded documents in detail: 3i: refer to page 66-68 3p: refer to page 46-47 3r: was not previously requested in the initial finding as it is reported on the credit report delivered with the loan file. 3s:refer to page 83-84 3v: refer to page 42-43 - Seller-05/27/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026	Resolved-Received payment history for all properties. - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.33 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9336404
XXXX	499	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-05-22 11:53	2026-05-27 17:28	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing the Legal Description to the Deed of Trust (Mortgage). Upon receipt additional information may be required. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-05/27/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.33 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9350192
XXXX	471	XXXX	D	A	D	A	A	A	A	A	Closed	FPRO1255	2026-05-21 14:55	2026-06-29 10:29	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	HOA Questionnaire Document is Missing	Resolved-The HOA Questionnaire Document is not applicable as this is a 2-unit. - Due Diligence Vendor-06/29/2026

Ready for Review-Counter is not found in XXXX guide.... According to XXXX B4-2.1-02, Waiver of Project Review: Transactions Eligible for a Waiver of Project Review : XXXX does not require a thorough project review for the project types and transactions described in the following table. - Project review is waived for new and established condo projects that consist of no more than four units. The Subject falls into this caveat, Waiver of Project Review  - Seller-06/28/2026

Counter-Per XXXX for projects with fewer than 4 units, there is a strict 0% tolerance for non-owner occupied units in the project, meaning all units must be primary or second homes. - Due Diligence Vendor-05/27/2026

Ready for Review-Not a valid finding, no such requirements are needed. Lender notes - Project review is waived for new and established condo projects that consist of no more than four units. Also, see Appraisal report shows no indication of supposed findings, property is leased for full year term. Please expedite this to be cleared as soon as possible - Seller-05/23/2026

Open-Subject Property is part of an HOA but the HOA Questionnaire Document is Missing. Provide proof that there is no active litigation. Waiver of Project Review: Because of their small size, 2-to-4 unit condos are exempt from standard project reviews, though lenders must still verify the project does not fall into XXXX's ineligible category (e.g., active litigation or timeshares). - Due Diligence Vendor-05/21/2026	Ready for Review-Counter is not found in XXXX guide.... According to XXXX B4-2.1-02, Waiver of Project Review: Transactions Eligible for a Waiver of Project Review : XXXX does not require a thorough project review for the project types and transactions described in the following table. - Project review is waived for new and established condo projects that consist of no more than four units. The Subject falls into this caveat, Waiver of Project Review - Seller-06/28/2026

 Ready for Review-Not a valid finding, no such requirements are needed. Lender notes - Project review is waived for new and established condo projects that consist of no more than four units. Also, see Appraisal report shows no indication of supposed findings, property is leased for full year term. Please expedite this to be cleared as soon as possible - Seller-05/23/2026

																								Resolved-The HOA Questionnaire Document is not applicable as this is a 2-unit. - Due Diligence Vendor-06/29/2026	LTV is less than guideline maximum - Required is 75 Borrower has 38.4 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 791			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9331353
XXXX	471	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-21 15:12	2026-05-27 14:59	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM for subject property, Housing History Meets Guideline Requirements - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Please see attached VOM shows no Lates - Seller-05/23/2026 Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory mortgage history for the subject property. Subject to additional conditions. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached VOM shows no Lates - Seller-05/23/2026	Resolved-Received VOM for subject property, Housing History Meets Guideline Requirements - Due Diligence Vendor-05/27/2026	LTV is less than guideline maximum - Required is 75 Borrower has 38.4 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 791		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9331707
XXXX	540	XXXX	C	A	C	A	A	A	C	A	Closed	FCRE1198	2026-05-21 15:29	2026-05-28 15:18	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received Statement to support assets as reflected on loan application - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026 Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 6 month(s) Provide proof of 6 months reserves as required per guidelines. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026	Resolved-Received Statement to support assets as reflected on loan application - Due Diligence Vendor-05/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 768 Long term residence - Borrower at primary residence for 8 years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9332078
XXXX	540	XXXX	C	A	C	A	A	A	C	A	Closed	FVAL1563	2026-05-22 13:40	2026-05-28 13:29	Resolved	1 - Information	C	A	Property	Appraisal	Unsupported adjustments or comps	Resolved-Upon further review additional comp is not required. - Due Diligence Vendor-05/28/2026 Open-Comparable 1 indicates the home is a total of XX rooms, XX bedroom and XX baths; however, the picture of comp 1 is under construction and is not completed. Provide additional comp to support the value. - Due Diligence Vendor-05/22/2026		Resolved-Upon further review additional comp is not required. - Due Diligence Vendor-05/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 768 Long term residence - Borrower at primary residence for 8 years			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9353207
XXXX	456	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1509	2026-06-10 15:35	2026-06-10 15:35	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved-Document Uploaded. Received copy of executed Note. Finding Resolved. - Due Diligence Vendor-06/10/2026 Open-The Note is Not Executed Updated ARM note provided by the lender is not executed - Due Diligence Vendor-06/10/2026		Resolved-Document Uploaded. Received copy of executed Note. Finding Resolved. - Due Diligence Vendor-06/10/2026	Months Reserves exceed minimum required - 51 months PITIA reserves; 12 months reserves required. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 744	Received copy of executed Note. Finding Resolved.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9667999
XXXX	456	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0197	2026-06-03 11:29	2026-06-05 12:18	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Alta closing statement reflecting payoff of items #8 and 7 - Due Diligence Vendor-06/05/2026 Ready for Review-Document Uploaded. Please see attached Seller and Buyer Final Settlement statement. Please expedite this to be cleared as soon as possible - Seller-06/03/2026 Open-The Final SELLER CD/HUD is missing. - Due Diligence Vendor-06/03/2026	Ready for Review-Document Uploaded. Please see attached Seller and Buyer Final Settlement statement. Please expedite this to be cleared as soon as possible - Seller-06/03/2026	Resolved-Received Alta closing statement reflecting payoff of items #8 and 7 - Due Diligence Vendor-06/05/2026	Months Reserves exceed minimum required - 51 months PITIA reserves; 12 months reserves required. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9534834
XXXX	456	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1352	2026-06-03 10:14	2026-06-05 12:13	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Business Purpose Affidavit/Disclosure Missing	Resolved-Received lender Business Purpose & Occupancy Affidavit Disclosure. - Due Diligence Vendor-06/05/2026 Ready for Review-Document Uploaded. Please see attached item 2 - Seller-06/03/2026 Open-The Business Purpose Affidavit Disclosure is Missing Required per section 2.8.86: All investment properties may be eligible for business purpose financing. Borrowers must execute a Business Purpose and Occupancy Affidavit attesting that the loan is intended for business purposes and not for consumer or personal use - Due Diligence Vendor-06/03/2026	Ready for Review-Document Uploaded. Please see attached item 2 - Seller-06/03/2026	Resolved-Received lender Business Purpose & Occupancy Affidavit Disclosure. - Due Diligence Vendor-06/05/2026	Months Reserves exceed minimum required - 51 months PITIA reserves; 12 months reserves required. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9527891
XXXX	536	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	605	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-05-20 16:14	2026-05-28 08:11	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Broker compensation fee decreased due to loan amount decrease. Finding Resolved. - Due Diligence Vendor-05/28/2026
Ready for Review-That is not a lender credit. It's the lender paid compensation. The loan amount changed from XXXX to XXXX- please escalate as this can change - A COC was not completed  - Seller-05/27/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($4,895.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,495.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $5,495.00 to $4,895.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $600.00 post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/20/2026	Ready for Review-That is not a lender credit. It's the lender paid compensation. The loan amount changed from XXXX to XXXX- please escalate as this can change - A COC was not completed - Seller-05/27/2026	Resolved-Broker compensation fee decreased due to loan amount decrease. Finding Resolved. - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - Required is 80 Borrower has 15 Qualifying DTI below maximum allowed - Required is 50 Borrower has 18.52			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9310818
XXXX	605	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-05-20 16:14	2026-05-28 08:11	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received PCCD XXXX changing fee into Section C. Finding Resolved. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. See attached - fee was on the wrong block - Seller-05/27/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $550.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $550.00 (Title -Closing Coordination Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $550.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX(2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/20/2026	Ready for Review-Document Uploaded. See attached - fee was on the wrong block - Seller-05/27/2026	Resolved-Received PCCD XXXX changing fee into Section C. Finding Resolved. - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - Required is 80 Borrower has 15 Qualifying DTI below maximum allowed - Required is 50 Borrower has 18.52		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9310820
XXXX	600	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-05-20 13:55	2026-06-03 11:02	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance.
 - Due Diligence Vendor-06/03/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/20/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/03/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 19.62 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 705			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9307442
XXXX	539	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	429	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1183	2026-05-22 17:26	2026-06-08 14:26	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-Received Property report reflecting new owners and sale dated XXXX as well as corresponding WD, supporting omission of PITI from REO 3e. - Due Diligence Vendor-06/08/2026
Ready for Review-Document Uploaded. Please see attached correct property profile and warranty deed.  - Seller-06/05/2026
Counter-Received property report reflecting XXXX owner is XXXX, same party in title as subject ( refi transaction. XXXX provided in file). Provide Seller CD for XXXX to validate sale, additional conditions may apply.  - Due Diligence Vendor-06/03/2026
Ready for Review-Document Uploaded.  - Seller-06/02/2026
Ready for Review-Document Uploaded. Please see attached revised 1003 and 1008. A property profile showing the sale and that the property is now in the name of a 3rd party and credit supplement showing liens have been paid were provided already as evidence of the sale and payoff of the liens. Any additional proof is unwarranted. Please clear this finding.  - Seller-06/02/2026
Counter-Final 1003 in file reflects the private mortgage with a payment of XXXX listed in liabilities yet this property was sold in XXXX per LOX from borrower. Provide executed CD for XXXX to validate sale. Please update 1003 and 1008 accordingly. Other conditions may apply - Due Diligence Vendor-05/29/2026
Ready for Review-Document Uploaded. Please see attached credit supplement verifying the XXXX loan was forXXXX and has been paid in full and closed. Therefore the 1008/1003 delivered with the loan file was accurate.  - Seller-05/28/2026
Counter-Review did not receive noted document upload-please re upload.
 - Due Diligence Vendor-05/28/2026
Ready for Review-Please refer to uploaded documents and comments in related finding. - Seller-05/26/2026
Open-Approval/Underwriting Summary Partially Provided Lender to provide an updated 1008 to match the documentation in file/final 1003. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached correct property profile and warranty deed. - Seller-06/05/2026
 Ready for Review-Document Uploaded.  - Seller-06/02/2026
 Ready for Review-Document Uploaded. Please see attached revised 1003 and 1008. A property profile showing the sale and that the property is now in the name of a 3rd party and credit supplement showing liens have been paid were provided already as evidence of the sale and payoff of the liens. Any additional proof is unwarranted. Please clear this finding.  - Seller-06/02/2026
 Ready for Review-Document Uploaded. Please see attached credit supplement verifying the XXXX loan was for XXXX and has been paid in full and closed. Therefore the 1008/1003 delivered with the loan file was accurate.  - Seller-05/28/2026
 Ready for Review-Please refer to uploaded documents and comments in related finding. - Seller-05/26/2026
																								Resolved-Received Property report reflecting new owners and sale dated XXXX as well as corresponding WD, supporting omission of PITI from REO 3e. - Due Diligence Vendor-06/08/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.42 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 712 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9358696
XXXX	429	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-22 09:42	2026-05-28 13:52	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026 Open-Housing History Does Not Meet Guideline Requirements Missing proof of the mortgage statement/ Agreement and most recent 12 months housing payment history for the Private Mortgage for property 3f. Upon receipt additional information maybe required. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.42 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 712 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9346088
XXXX	429	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE9550	2026-05-22 17:17	2026-05-28 13:50	Resolved	1 - Information	D	A	Credit	Debt	Missing Supporting Credit Documents	Resolved-Received Credit supplement dated 04/28/2026 reflecting the private mortgage for 3e as paid in full and closed on XXXX, and supported by property detail report. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. Please see attached credit supplement verifying the XXXX loan was forXXXX and has been paid in full and closed.  - Seller-05/26/2026
Open-Final 1003 reflects an additional private mortgage with XXXX with a balance of XXXX and monthly payment of XXXX. The mortgage is not assigned to any owned properties in the REO section of the loan application. Lender to provide documentation for the mortgage, property information to which the mortgage is assigned, any payment history for the most recent 12 months, if applicable. Additional conditions may apply pending review.
																						Note: If the property is an additional property not listed in the REO section of the loan application, lender will need to provide full PITIA documentation and provide an updated application. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached credit supplement verifying the XXXX loan was forXXXX and has been paid in full and closed. - Seller-05/26/2026	Resolved-Received Credit supplement dated 04/28/2026 reflecting the private mortgage for 3e as paid in full and closed on XXXX, and supported by property detail report. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.42 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 712 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9358553
XXXX	606	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	577	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	414	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-05-22 05:18	2026-05-28 15:51	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026 Open-OFAC Check Not Completed and/or Cleared for Underwriter - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-05/28/2026	DSCR % greater than 1.20 - Required is 1 Borrower has 2.465 LTV is less than guideline maximum - Required is 75 Borrower has 23.14 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9340991
XXXX	414	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-22 05:17	2026-05-28 15:51	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR 0x30. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026 Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory rental history for the borrower's primary residence. Subject to additional conditions. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026	Resolved-Received VOR 0x30. - Due Diligence Vendor-05/28/2026	DSCR % greater than 1.20 - Required is 1 Borrower has 2.465 LTV is less than guideline maximum - Required is 75 Borrower has 23.14 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9340983
XXXX	520	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	542	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE3091	2026-05-22 07:51	2026-05-27 16:11	Resolved	1 - Information	C	A	Credit	Insurance	Master Policy Expiration Date is Prior To the Note Date	Resolved-Received current policy. - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. The finding appears to be invalid. The master insurance policy on file has always reflected an effective coverage period from XXXX, which covers the closing date of XXXX. Please review the policy provided in the file and clear this finding. - Seller-05/25/2026 Open-Master Policy Expiration Date of XXXX is Prior To the Transaction Date of XXXX Provide Master Policy that has non-expired to and from dates of coverage. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. The finding appears to be invalid. The master insurance policy on file has always reflected an effective coverage period from XXXX, which covers the closing date of XXXX. Please review the policy provided in the file and clear this finding. - Seller-05/25/2026	Resolved-Received current policy. - Due Diligence Vendor-05/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 808 LTV is less than guideline maximum - Required is 85 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9344276
XXXX	571	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-21 22:25	2026-05-27 15:51	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR with satisfactory payment history, Housing History Meets Guideline Requirements - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Document Uploaded. Attached is the VOR and property profile of the borrower's primary residence at XXXX. No issues found. - Seller-05/25/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOR for borrower's current residence. Per 1003 borrower is renting XXXX per month. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Document Uploaded. Attached is the VOR and property profile of the borrower's primary residence at XXXX. No issues found. - Seller-05/25/2026	Resolved-Received VOR with satisfactory payment history, Housing History Meets Guideline Requirements - Due Diligence Vendor-05/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 805 which exceeds the minimum of 640 Required is 640 Borrower has 805 Long term residence - Borrower over 2 years renting in current residence.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9338289
XXXX	571	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1506	2026-05-21 22:46	2026-05-27 15:49	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Satisfactory VOR received The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Attached is the VOR and property profile of the borrower's primary residence at XXXX. No issues found. - Seller-05/25/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing VOR for borrower's current residence. Unable to determine ability to repay. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Attached is the VOR and property profile of the borrower's primary residence at XXXX. No issues found. - Seller-05/25/2026	Resolved-Satisfactory VOR received The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-05/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 805 which exceeds the minimum of 640 Required is 640 Borrower has 805 Long term residence - Borrower over 2 years renting in current residence.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9338357
XXXX	516	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-21 21:35	2026-05-28 15:44	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received credit supplement for subject mortgage. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements Missing mortgage history for subject property. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026	Resolved-Received credit supplement for subject mortgage. - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - LTV of 63.39% is below the maximum of 85% allowed per guidelines Required is 85 Borrower has 63.39 DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.072 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.072 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 752 which exceeds the minimum of 640 Required is 640 Borrower has 752		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9337562
XXXX	518	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0108	2026-05-22 07:04	2026-05-27 15:59	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Received evidence of sufficient Fidelity coverage. - Due Diligence Vendor-05/27/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/26/2026 Open-Fidelity Coverage not met. Missing proof of sufficient Fidelity Coverage. Upon receipt additional information maybe required. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/26/2026	Resolved-Received evidence of sufficient Fidelity coverage. - Due Diligence Vendor-05/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 794 Required is 660 Borrower has 794 LTV is less than guideline maximum - Max LTV is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 35.28 Required is 50 Borrower has 35.28		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9343721
XXXX	500	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1232	2026-05-26 09:23	2026-06-01 13:10	Resolved	1 - Information	C	A	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Resolved-Short term rental analysis was provided in file. - Due Diligence Vendor-06/01/2026
Ready for Review-The appraisal was already delivered with the loan file. Please escalate and clear this finding. - Seller-05/29/2026
Counter-Per Appraisal Log the 2nd order for STR was requested on XXXX. Please provide this appraisal with all pages. Other conditions may apply - Due Diligence Vendor-05/29/2026
Ready for Review-We respectfully disagree. The 1007 would not have been included in the appraisal if the order was correctly placed. Once the order was corrected the STR Pro was provided accordingly. Therefore, the monthly income of XXXX per the STR Pro should be used to calculate the DSCR ratio. Please escalate and clear this finding. - Seller-05/28/2026
Counter-Received appraisal order logs.  Must meet guidelines 3.4 lowest monthly income figure must be used.  Form 1007 dated XXXX received considered in DSCR.  Please provide updated ordered XXXX for review - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. Please see attached documentation to support the appraisal was initially ordered incorrectly as a Long Term Rental and corrected to Short Term Rental. The subject is an STR and the long term monthly rental projection is not indictive of the property's earnings as an STR, especially for the subject property's desirable location. Therefore, the monthly income of XXXX per the STR Pro should be used to calculate the DSCR ratio. - Seller-05/27/2026
Open-The Calculated DSCR of '1.060' is less than the minimum DSCR per lender guidelines of '1.15'. Minimum DSCR on a STR is 1.15 - Due Diligence Vendor-05/26/2026	Ready for Review-The appraisal was already delivered with the loan file. Please escalate and clear this finding. - Seller-05/29/2026

 Ready for Review-We respectfully disagree. The 1007 would not have been included in the appraisal if the order was correctly placed. Once the order was corrected the STR Pro was provided accordingly. Therefore, the monthly income of $7604 per the STR Pro should be used to calculate the DSCR ratio. Please escalate and clear this finding. - Seller-05/28/2026

 Ready for Review-Document Uploaded. Please see attached documentation to support the appraisal was initially ordered incorrectly as a Long Term Rental and corrected to Short Term Rental. The subject is an STR and the long term monthly rental projection is not indictive of the property's earnings as an STR, especially for the subject property's desirable location. Therefore, the monthly income of $7604 per the STR Pro should be used to calculate the DSCR ratio. - Seller-05/27/2026

																								Resolved-Short term rental analysis was provided in file. - Due Diligence Vendor-06/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 796 LTV is less than guideline maximum - Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9369328
XXXX	500	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-22 12:02	2026-05-28 16:23	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM for subject - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing VOM verifying pay history on subject Private Mortgage. Subject to additional conditions. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026	Resolved-Received VOM for subject - Due Diligence Vendor-05/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 796 LTV is less than guideline maximum - Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9350345
XXXX	617	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	519	XXXX	D	A	D	A	A	A	A	A	Closed	FPRO1255	2026-05-22 12:04	2026-05-28 16:45	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	HOA Questionnaire Document is Missing	Resolved-Received XXXX Established Condo approved expiration XXXX meets 8.10 - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. A XXXX approved by XXXX has already been provided in the file. Based on the XXXX approval, the project meets agency review requirements and a separate HOA questionnaire should not be required.

Please review the condominium project documentation already provided in the file and clear this condition accordingly. - Seller-05/26/2026
																						Open-Subject Property is part of an HOA but the HOA Questionnaire Document is Missing. Provide HOA questionnaire. Subject to additional conditions. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. A XXXX approved by XXXX has already been provided in the file. Based on the XXXX approval, the project meets agency review requirements and a separate HOA questionnaire should not be required. Please review the condominium project documentation already provided in the file and clear this condition accordingly. - Seller-05/26/2026	Resolved-Received XXXX Established Condo approved expiration XXXX meets 8.10 - Due Diligence Vendor-05/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 694 LTV is less than guideline maximum - Required is 75 Borrower has 61.14		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9350371
XXXX	492	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1204	2026-05-22 14:23	2026-05-28 15:30	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received XXXX/ Fraud report last submitted XXXX 1000 pass and XXXX- Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026 Open-Fraud Report Shows Uncleared Alerts Missing proof to clear the GSA-EPLS fail on Fraud. Upon receipt additional conditions may apply. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/26/2026	Resolved-Received XXXX/ Fraud report last submitted XXXX 1000 pass and XXXX- Due Diligence Vendor-05/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 777 DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.75 Borrower has 1.071		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9354420
XXXX	492	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1158	2026-05-22 14:37	2026-05-26 15:35	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Hazard Insurance Policy is Partial	Waived-Originator exception granted to allow 10% hurricane deductible, Non-material waiver applied with comp factors. - Due Diligence Vendor-05/26/2026 Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Exception Request: Seeking Exception to proceed with 10% hurricane deductible. - Due Diligence Vendor-05/22/2026		Waived-Originator exception granted to allow 10% hurricane deductible, Non-material waiver applied with comp factors. - Due Diligence Vendor-05/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 777 DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.75 Borrower has 1.071	FICO 80 pts above min LTV 15% below max		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	9354611
XXXX	427	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	443	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-26 12:37	2026-06-02 16:07	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received statements confirming paid as agreed - Due Diligence Vendor-06/02/2026
Ready for Review-Correct, if and since it recorded on XXXX, then the first payment would be XXXX. As reported on the credit report, the account opened on XXXX; therefore, the first payment would have been XXXX. History of all payments have been provided in the previous attachments. Please escalate and clear this finding. - Seller-06/01/2026
Counter-Property report provided/ reflects sale XXXX and recording XXXX. condition remains.
  - Due Diligence Vendor-06/01/2026
Ready for Review-As reported on the credit report, the account opened on XXXX; therefore, the first payment would have been XXXX. History of all payments have been provided in the previous attachments. Please clear this finding.  - Seller-05/29/2026
Counter-Received property profile, credit sup printed XXXX  and copies of mortgage statements, these docs reflect subject purchased  XXXX subject to  XXXX mortgage. CBR reflects 0x30 for 7 mo supporting pmt XXXX , Mortgage statements provide support for payments XXXX for total 9 payments. Missing XXXX. Condition remains  - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-05/26/2026
Open-Housing History Does Not Meet Guideline Requirements . Missing a complete 12 month history for the subject property. - Due Diligence Vendor-05/26/2026	Ready for Review-Correct, if and since it recorded on XXXX, then the first payment would be XXXX. As reported on the credit report, the account opened on XXXX; therefore, the first payment would have been XXXX. History of all payments have been provided in the previous attachments. Please escalate and clear this finding. - Seller-06/01/2026
 Ready for Review-As reported on the credit report, the account opened on XXXX; therefore, the first payment would have been XXXX. History of all payments have been provided in the previous attachments. Please clear this finding.  - Seller-05/29/2026
 Ready for Review-Document Uploaded. Please see attached.  - Seller-05/26/2026
																								Resolved-Received statements confirming paid as agreed - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.5 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 750 LTV is less than guideline maximum - Required is 75 Borrower has 69.93		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9375313
XXXX	501	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0157	2026-05-26 16:43	2026-07-15 14:50	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not meet guideline requirements for loans listed for sale	Waived-Originator exception granted to allow to waive a 1 year PPP, Non-material waiver applied with comp factors. - Due Diligence Vendor-05/26/2026 Open-Loan does not meet guideline requirements for loans listed for sale. Exception request to waive the 1 year PPP for subject listed within 90 days. XX does not allow PPP. - Due Diligence Vendor-05/26/2026		Waived-Originator exception granted to allow to waive a 1 year PPP, Non-material waiver applied with comp factors. - Due Diligence Vendor-05/26/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.8 Borrower has 1.21 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 772	No comp factors listed 70% LTV, Fico 772 and 32.37 months reserves.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	9382027
XXXX	501	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1440	2026-05-22 17:18	2026-06-30 14:14	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM - Due Diligence Vendor-06/30/2026
Ready for Review-Document Uploaded. Please see attached VOM for the Subject - Seller-06/28/2026
Counter-Attached statement reflect a next due date of XXXX.  Please provide XXXX - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. Lender notes the Credit report reflects the XXXX, this is the mtg history since inception and attached is the April payment reflecting on the mortgage statements. Please expedite this to be cleared as soon as possible  - Seller-05/27/2026
																						Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory mortgage history for the subject property. Subject to additional conditions. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached VOM for the Subject - Seller-06/28/2026 Ready for Review-Document Uploaded. Lender notes the Credit report reflects the XXXX, this is the mtg history since inception and attached is the XXXX payment reflecting on the mortgage statements. Please expedite this to be cleared as soon as possible - Seller-05/27/2026	Resolved-Received VOM - Due Diligence Vendor-06/30/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.8 Borrower has 1.21 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 772		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9358567
XXXX	501	XXXX	D	B	D	B	A	A	A	A	Closed	FCOM1227	2026-05-22 17:08	2026-05-28 15:00	Resolved	1 - Information	D	A	Credit	Missing Doc	PUD Rider is Missing	Resolved-Upon further review, subject is a site-condo. - Due Diligence Vendor-05/28/2026 Ready for Review-Disagree, Lender notes subject is a New construction Detached Condo Property type as described on the Prelim and appraisal noted in the improvements section, shows design “D.Cndo”, Cost approach – “Due to the subject being a Condominium”, and Supplemental Addendum “Subject is a Detached Site Condominium” located in XXXX along with eight other properties. Please expedite this to be cleared as soon as possible - Seller-05/27/2026 Open-PUD Rider is Missing - Due Diligence Vendor-05/22/2026	Ready for Review-Disagree, Lender notes subject is a New construction Detached Condo Property type as described on the Prelim and appraisal noted in the improvements section, shows design “D.Cndo”, Cost approach – “Due to the subject being a Condominium”, and Supplemental Addendum “Subject is a Detached Site Condominium” located in XXXX along with eight other properties. Please expedite this to be cleared as soon as possible - Seller-05/27/2026	Resolved-Upon further review, subject is a site-condo. - Due Diligence Vendor-05/28/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.8 Borrower has 1.21 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 772			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9358440
XXXX	501	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0177	2026-05-22 14:34	2026-05-28 14:52	Resolved	1 - Information	D	A	Credit	Eligibility	Missing Third Party Market Rent Source	Resolved-Upon further review, the Appraisal included a STR Report. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Disagree, Please see appraisal report. Lender notes the Appraisal report pages 28-31 is the Short Term Rental market data, this supports the $9,659. - Seller-05/27/2026 Open-Missing Third Party Market Rent Source Missing 1007 for subject property. Subject to additional conditions. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Disagree, Please see appraisal report. Lender notes the Appraisal report pages 28-31 is the Short Term Rental market data, this supports the $9,659. - Seller-05/27/2026	Resolved-Upon further review, the Appraisal included a STR Report. - Due Diligence Vendor-05/28/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.8 Borrower has 1.21 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 772		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9354571
XXXX	447	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE0105	2026-05-22 16:02	2026-06-09 14:22	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Lender provided confirmation from HOA that because the subject is a lower unit with a balcony on the ground floor- it would exclude them from the inspection requirement. - Due Diligence Vendor-06/09/2026
Ready for Review-Document Uploaded. Please see response from the HOA management team provided explanation as to why the last inspection is considered N/A, it was answered specifically for the subject XXXX. Email is uploaded to the loan for review, and also uploaded the first two pages of the report showing it was last completed 9.2024. Our unit is not considered or as the questionnaire states "n/a" due to the subject not meeting the  XXXXand would not essentially have any potential violations nor concerns for health & safety. - Seller-06/09/2026
Counter-Reviewed the questionnaire in the file.  Question 20 of the questionnaire asks if the last inspection have any findings related to safety, soundness, in structural integrity or habitability question was not answered and has a hand written note stating unaware of any and see notes "C".  Attached notes document states "C" the question is vague and ambiguous,  Please clarify your question, and "F" states if the response is unaware of any, it t means that the association has not been served F with a lawsuit which has not already been settled or adjudicated. It also means that the association has not filed a suit which has not been settled or adjudicated. It is possible that a suit has been filed which has not been served on the association.  based on the response to question 20 and clarification of the answers, a structural inspection is required.
 - Due Diligence Vendor-06/01/2026
Ready for Review-Disagree, please have manager review since there is nothing to address, and copy of last inspection report is not required when no repairs are needed. Lender notes that the limited review CONDO Questionnaire question 20 reflects Last inspection findings related to safety, structural integrity are none , not applicable, No mention of repair items noted and Appraisal report also has no health and safety concerns and no required items of concern.  Please expedite this to be cleared as soon as possible - Seller-05/27/2026
Open-The file does not contain the required structural engineer report per state law. Subject is missing required milestone inspection as required by XXXX. Subject was built XXXX, is of 3 or more units and contains wood/wood-based products, for human occupancy/use. Upon receipt additional information maybe required. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see response from the HOA management team provided explanation as to why the last inspection is considered N/A, it was answered specifically for the subject XXXX. Email is uploaded to the loan for review, and also uploaded the first two pages of the report showing it was last completed 9.2024. Our unit is not considered or as the questionnaire states "n/a" due to the subject not meeting the XXXX and would not essentially have any potential violations nor concerns for health & safety. - Seller-06/09/2026
 Ready for Review-Disagree, please have manager review since there is nothing to address, and copy of last inspection report is not required when no repairs are needed. Lender notes that the limited review CONDO Questionnaire question 20 reflects Last inspection findings related to safety, structural integrity are none , not applicable, No mention of repair items noted and Appraisal report also has no health and safety concerns and no required items of concern.  Please expedite this to be cleared as soon as possible - Seller-05/27/2026
																								Resolved-Lender provided confirmation from HOA that because the subject is a lower unit with a balcony on the ground floor- it would exclude them from the inspection requirement. - Due Diligence Vendor-06/09/2026	LTV is less than guideline maximum - Required is 85 Borrower has 68.75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.71 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9356500
XXXX	447	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE0108	2026-05-22 15:36	2026-05-29 11:24	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Upon further review, the loan file contained all required documentation. File completed as limited review. - Due Diligence Vendor-05/29/2026

Ready for Review-Disagree, Lender notes Condo review is a Limited Review... XXXX Guidelines state on Determining if Fidelity/Crime Insurance is Required: Fidelity/crime insurance is required for all condo and co-op projects, with the following exceptions: • projects that qualify for a waiver of project review as described in B4-2.1-02, Waiver of Project Review, • condo projects reviewed under the Limited Review - Seller-05/27/2026

																						Open-Fidelity Coverage not met. Missing proof of the Fidelity Coverage for the Condo Master Insurance Policy. Upon receipt additional information maybe required. - Due Diligence Vendor-05/22/2026	Ready for Review-Disagree, Lender notes Condo review is a Limited Review... XXXX Guidelines state on Determining if Fidelity/Crime Insurance is Required: Fidelity/crime insurance is required for all condo and co-op projects, with the following exceptions: • projects that qualify for a waiver of project review as described in B4-2.1-02, Waiver of Project Review, • condo projects reviewed under the Limited Review - Seller-05/27/2026	Resolved-Upon further review, the loan file contained all required documentation. File completed as limited review. - Due Diligence Vendor-05/29/2026	LTV is less than guideline maximum - Required is 85 Borrower has 68.75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.71 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9355929
XXXX	447	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1316	2026-05-22 15:42	2026-05-29 11:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received VOE. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached VVOE via TWN Verified XXXX is within the 10 days of Note Signed XXXX date. Please expedite this to be cleared as soon as possible - Seller-05/27/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing Verbal Verification of Employment for the Borrower prior to closing. Upon receipt additional conditions may apply. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached VVOE via TWN Verified XXXX is within the 10 days of Note Signed XXXX date. Please expedite this to be cleared as soon as possible - Seller-05/27/2026	Resolved-Received VOE. - Due Diligence Vendor-05/29/2026	LTV is less than guideline maximum - Required is 85 Borrower has 68.75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.71 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9356014
XXXX	447	XXXX	D	A	D	A	C	A	A	A	Closed	FCOM0014	2026-05-26 17:15	2026-05-28 11:55	Resolved	1 - Information	C	A	Compliance	Closing	Missing evidence of appraisal being received 3 or more days prior to closing was not met	Resolved-Received notification of value sent. Finding Resolved. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached wait period waived - Seller-05/27/2026 Open-Missing evidence of appraisal being received 3 or more days prior to closing was not met. Provide proof appraisal was delivered within 3 or more days prior to closing - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Please see attached wait period waived - Seller-05/27/2026	Resolved-Received notification of value sent. Finding Resolved. - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - Required is 85 Borrower has 68.75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.71 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9382592
XXXX	470	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	425	XXXX	C	A	C	A	C	A	C	A	Closed	FVAL1628	2026-05-27 11:02	2026-07-07 10:50	Resolved	1 - Information	C	A	Property	Property	No HOA fees on appraisal and property identified as a PUD	Resolved-The file contains 2 appraisals from the same appraiser and dated the same day. 1 of the appraisals reflects the subject is in a PUD and states there are no mandatory HOA fees associated HOA. Received additional documentation to support there are no mandatory HOA fees. Even though HOA fees are not mandatory, lender included a monthly HOA fee of XXXX, including the HOA fee results in the loan meeting the DTI requirements. - Due Diligence Vendor-07/07/2026
Ready for Review-This condition appears to be based on a post-closing review of a closed and funded file where the subject was already identified by the appraiser as a PUD, and the HOA dues were not required to be reported because they were noted as voluntary.

Per the appraisal, the subject property was classified as a PUD, and the HOA assessment was not included as a mandatory monthly obligation at the time of valuation. Since the HOA dues are voluntary in nature, they do not constitute a required recurring housing expense and therefore do not impact the accuracy of the market value conclusion or the appraisal report’s compliance with reporting requirements.

Additionally, this is a closed and funded transaction, and the borrower has already acknowledged the HOA structure through the revised PCCD. The XXXX monthly amount has been disclosed, reviewed, and incorporated into the loan analysis, and the borrower’s DTI remains well within acceptable limits at 10.678%, with no material impact to qualification.

Given the voluntary nature of the HOA dues, the completed disclosure in the file, and the fact that the appraisal already properly reflects the property type (PUD), a revised appraisal report would not provide any additional underwriting or valuation benefit.

We respectfully request that the condition for a revised appraisal report be waived. - Seller-07/01/2026
Ready for Review-Document Uploaded. This is a closed and funded file, and the condition requesting a revised appraisal is not applicable based on verified property data.

The subject property located at XXXX is within the XXXX. However, per XXXX listing data, the subject property does not have a mandatory HOA obligation.

Property details confirm the following:

Subdivision: XXXX
HOA Mandatory: No
Maintenance Fee: None
Other Fees: None

Accordingly, while the appraiser identified the property type as a PUD, there is no mandatory HOA fee associated with the subject property. Therefore, the $250 referenced in the file does not represent a required recurring assessment tied to ownership of the property.

Given that no mandatory HOA obligation exists, the inclusion or exclusion of HOA dues has no bearing on underwriting eligibility, payment qualification, or appraisal accuracy. The borrower’s DTI remains low at 10.678%, and the loan remains well within program guidelines.

Since the appraisal already properly identifies the property and no required HOA fee exists, a revised appraisal would not provide any additional underwriting or valuation benefit.

We respectfully request that the condition requiring a revised appraisal report be waived as it is not applicable to the subject property. - Seller-07/01/2026
Counter-Received PCCd.  Missing revised appraisal reflecting as PUD with HOA dues as Rider included with security instrument - Due Diligence Vendor-06/26/2026
Ready for Review-Document Uploaded. A revised PCCD disclosing the $250 monthly HOA fee has been provided, evidencing that the borrower has been made aware of the HOA obligation associated with the subject property.

We respectfully request that the condition requiring a revised appraisal report be waived. The monthly HOA fee has been fully disclosed to the borrower and incorporated into the loan analysis. Additionally, the borrower's DTI remains low at 10.678%, and inclusion of the $250 HOA fee does not materially impact the borrower's ability to qualify for the loan.

Given that borrower acknowledgment has been obtained through the revised PCCD and the HOA fee does not adversely affect loan eligibility, we request acceptance of the current appraisal report and removal of the appraisal revision requirement.

Furthermore, the purpose of the condition appears to be to ensure borrower awareness of the HOA dues. Since the revised PCCD has been executed and the fee does not materially affect qualification, a revised appraisal would not provide any additional underwriting benefit. - Seller-06/25/2026
Counter-Received XXXX with $250 fee, revised 1003/1008. Please provide revised appraisal report reflecting HOA fee and PCCD/documentation borrower is aware of monthly hoa dues. Contract Section E.Title Notices (2) reflects membership in property owners association is not mandatory. Please check for  accuracy,  verify XXXX. - Due Diligence Vendor-05/29/2026
Ready for Review-Document Uploaded.  - Seller-05/28/2026
Ready for Review-Document Uploaded. Attached  is the HOA fee - $250 a month for the subject primary residence property - XXXX. No issues found. Added $250 HOA fee to the 1003. - Seller-05/27/2026
Open-Per title Schedule B/Item L, Annual maintenance charge payable to the order of the XXXX. Missing verification of this amount. Amount to be added to DTI. - Due Diligence Vendor-05/27/2026	Ready for Review-This condition appears to be based on a post-closing review of a closed and funded file where the subject was already identified by the appraiser as a PUD, and the HOA dues were not required to be reported because they were noted as voluntary.

Per the appraisal, the subject property was classified as a PUD, and the HOA assessment was not included as a mandatory monthly obligation at the time of valuation. Since the HOA dues are voluntary in nature, they do not constitute a required recurring housing expense and therefore do not impact the accuracy of the market value conclusion or the appraisal report’s compliance with reporting requirements.

Additionally, this is a closed and funded transaction, and the borrower has already acknowledged the HOA structure through the revised PCCD. The $250 monthly amount has been disclosed, reviewed, and incorporated into the loan analysis, and the borrower’s DTI remains well within acceptable limits at 10.678%, with no material impact to qualification.

Given the voluntary nature of the HOA dues, the completed disclosure in the file, and the fact that the appraisal already properly reflects the property type (PUD), a revised appraisal report would not provide any additional underwriting or valuation benefit.

We respectfully request that the condition for a revised appraisal report be waived. - Seller-07/01/2026
 Ready for Review-Document Uploaded. This is a closed and funded file, and the condition requesting a revised appraisal is not applicable based on verified property data.

The subject property located at XXXX is within the XXXX. However, per XXXX listing data, the subject property does not have a mandatory HOA obligation.

Property details confirm the following:

Subdivision: XXXX
HOA Mandatory: No
Maintenance Fee: None
Other Fees: None

Accordingly, while the appraiser identified the property type as a PUD, there is no mandatory HOA fee associated with the subject property. Therefore, the $250 referenced in the file does not represent a required recurring assessment tied to ownership of the property.

Given that no mandatory HOA obligation exists, the inclusion or exclusion of HOA dues has no bearing on underwriting eligibility, payment qualification, or appraisal accuracy. The borrower’s DTI remains low at 10.678%, and the loan remains well within program guidelines.

Since the appraisal already properly identifies the property and no required HOA fee exists, a revised appraisal would not provide any additional underwriting or valuation benefit.

We respectfully request that the condition requiring a revised appraisal report be waived as it is not applicable to the subject property. - Seller-07/01/2026
 Ready for Review-Document Uploaded. A revised PCCD disclosing the $250 monthly HOA fee has been provided, evidencing that the borrower has been made aware of the HOA obligation associated with the subject property.

We respectfully request that the condition requiring a revised appraisal report be waived. The monthly HOA fee has been fully disclosed to the borrower and incorporated into the loan analysis. Additionally, the borrower's DTI remains low at 10.678%, and inclusion of the $250 HOA fee does not materially impact the borrower's ability to qualify for the loan.

Given that borrower acknowledgment has been obtained through the revised PCCD and the HOA fee does not adversely affect loan eligibility, we request acceptance of the current appraisal report and removal of the appraisal revision requirement.

Furthermore, the purpose of the condition appears to be to ensure borrower awareness of the HOA dues. Since the revised PCCD has been executed and the fee does not materially affect qualification, a revised appraisal would not provide any additional underwriting benefit. - Seller-06/25/2026
 Ready for Review-Document Uploaded.  - Seller-05/28/2026
 Ready for Review-Document Uploaded. Attached  is the HOA fee - $250 a month for the subject primary residence property - XXXX. No issues found. Added $250 HOA fee to the 1003. - Seller-05/27/2026
																								Resolved-The file contains 2 appraisals from the same appraiser and dated the same day. 1 of the appraisals reflects the subject is in a PUD and states there are no mandatory HOA fees associated HOA. Received additional documentation to support there are no mandatory HOA fees. Even though HOA fees are not mandatory, lender included a monthly HOA fee of $250.00, including the HOA fee results in the loan meeting the DTI requirements. - Due Diligence Vendor-07/07/2026	LTV is less than guideline maximum - Required is 85 Borrower has 57.14 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.44 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 740		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9398320
XXXX	425	XXXX	C	A	C	A	C	A	C	A	Closed	FCRE1506	2026-05-27 10:58	2026-06-26 15:42	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-06/26/2026 Ready for Review-Document Uploaded. Final DV with NBS attached. - Seller-06/25/2026 Counter-Clearing condition once all pending items are cleared. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Attached is the VOR. No issues found. - Seller-05/27/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing VOR - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Final DV with NBS attached. - Seller-06/25/2026 Ready for Review-Document Uploaded. Attached is the VOR. No issues found. - Seller-05/27/2026	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-06/26/2026	LTV is less than guideline maximum - Required is 85 Borrower has 57.14 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.44 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 740		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9398179
XXXX	425	XXXX	C	A	C	A	C	A	C	A	Closed	FCRE1206	2026-05-26 09:20	2026-06-26 15:40	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/26/2026
Ready for Review-Document Uploaded. Final DV with NBS attached. No issues found. - Seller-06/25/2026
Counter-Received Fraud/XXXX report last submission XXXX 1000 pass, please add NBS rescore and resubmit for review.  - Due Diligence Vendor-05/29/2026
Ready for Review-Document Uploaded. Document Uploaded. Attached is the Final DV with updated LPA. No matches found. - Seller-05/28/2026
																						Open-All Interested Parties Not Checked with Exclusionary Lists Missing Exclusionary check for the Underwriter(s). - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Final DV with NBS attached. No issues found. - Seller-06/25/2026 Ready for Review-Document Uploaded. Document Uploaded. Attached is the Final DV with updated LPA. No matches found. - Seller-05/28/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/26/2026	LTV is less than guideline maximum - Required is 85 Borrower has 57.14 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.44 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 740		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9369235
XXXX	425	XXXX	C	A	C	A	C	A	C	A	Closed	FCRE1205	2026-05-26 09:20	2026-06-26 15:40	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/26/2026 Ready for Review-Document Uploaded. Final DV with NBS attached. - Seller-06/25/2026 Counter-Received Fraud/XXXX report last submission XXXX 1000 pass, please add NBS rescore and resubmit for review. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Attached is the Final DV with updated LPA. No matches found. - Seller-05/28/2026 Open-OFAC Check Not Completed and/or Cleared Missing OFAC check for the Underwriter(s). - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Final DV with NBS attached. - Seller-06/25/2026 Ready for Review-Document Uploaded. Attached is the Final DV with updated LPA. No matches found. - Seller-05/28/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/26/2026	LTV is less than guideline maximum - Required is 85 Borrower has 57.14 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.44 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 740		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9369236
XXXX	425	XXXX	C	A	C	A	C	A	C	A	Closed	finding-3652	2026-05-21 14:15	2026-06-01 09:02	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with lock extension, was not listed on COC. Finding Resolved. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. The lender credit went from $58 to a discount of $542 due to a 15-day lock extension - see attached  - Seller-05/28/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($58.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $58 to $0 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $58, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. The lender credit went from $58 to a discount of $542 due to a 15-day lock extension - see attached - Seller-05/28/2026	Resolved-Received explanation that lender credit decreased with lock extension, was not listed on COC. Finding Resolved. - Due Diligence Vendor-06/01/2026	LTV is less than guideline maximum - Required is 85 Borrower has 57.14 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.44 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 740		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9330446
XXXX	425	XXXX	C	A	C	A	C	A	C	A	Closed	FCRE1440	2026-05-26 09:16	2026-05-29 16:31	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR 0x30. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Attached is the VOR. No issues found. - Seller-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements Missing 12 months Rental History with 0x30. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Attached is the VOR. No issues found. - Seller-05/27/2026	Resolved-Received VOR 0x30. - Due Diligence Vendor-05/29/2026	LTV is less than guideline maximum - Required is 85 Borrower has 57.14 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.44 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 740		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9369161
XXXX	448	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3540	2026-05-21 14:58	2026-05-28 13:01	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received document tracking for borrower's receipt. Finding Resolved. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. Tracking attached  - Seller-05/27/2026
Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ------CD XXXX is not signed and there is no evidence of when it was provided to borrower.  Statute of Limitations 3 years- Expiration date is XXXX
																						- Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Tracking attached - Seller-05/27/2026	Resolved-Received document tracking for borrower's receipt. Finding Resolved. - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - Required is 80 Borrower has 63.83 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 737 Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.15		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9331411
XXXX	448	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3526	2026-05-21 14:58	2026-05-28 13:01	Resolved	1 - Information	C	A	Compliance	TRID	Revised Loan Estimate Delivery Date Test (prior to consummation)	Resolved-Received document tracking for borrower's receipt. Finding Resolved. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. See attached  - Seller-05/27/2026
Open-This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. ------ LE issued XXXX is not signed and there is no evidence in file to determine if it was provided to borrower at least seven days prior to closing date of XXXX.
																						- Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. See attached - Seller-05/27/2026	Resolved-Received document tracking for borrower's receipt. Finding Resolved. - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - Required is 80 Borrower has 63.83 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 737 Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.15		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9331412
XXXX	448	XXXX	C	B	A	A	C	B	A	A	Closed	FCOM1353	2026-05-22 06:57	2026-05-22 06:57	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----Originator waiver applied to non-material findings. - Due Diligence Vendor-05/22/2026		Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----Originator waiver applied to non-material findings. - Due Diligence Vendor-05/22/2026	LTV is less than guideline maximum - Required is 80 Borrower has 63.83 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 737 Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.15			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	9343654
XXXX	432	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	457	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	413	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0044	2026-05-26 14:29	2026-05-29 12:39	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Received LOX for credit inquiries. No new debt acquired. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Per XXXX NonQm guidelines, an LOE is only required for inquiries listed on the report within 90 days of the report date. The delivered loan file included the attached LOE and any other older inquiries do not require an LOE. - Seller-05/27/2026 Open-LOX for credit inquiries is missing. Not all credit inquiries were address - as two mortgage inquiries and one credit card inquiry were not addressed. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Per XXXX NonQm guidelines, an LOE is only required for inquiries listed on the report within 90 days of the report date. The delivered loan file included the attached LOE and any other older inquiries do not require an LOE. - Seller-05/27/2026	Resolved-Received LOX for credit inquiries. No new debt acquired. - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.74 Required is 50 Borrower has 41.74 LTV is less than guideline maximum - Required is 85 Borrower has 70 Required is 85 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 722 Required is 660 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9378481
XXXX	413	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE5790	2026-05-26 14:00	2026-05-29 12:39	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Received UDM to document GAP credit. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. The Final DV delivered with the loan file had the UDM monitoring started on XXXX, which is within 10 days of the Note date. Please see attached. - Seller-05/27/2026 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Debt Monitoring on XXXX report is dated XXXX - must be within 10 days of closing date. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. The Final DV delivered with the loan file had the UDM monitoring started on XXXX, which is within 10 days of the Note date. Please see attached. - Seller-05/27/2026	Resolved-Received UDM to document GAP credit. - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.74 Required is 50 Borrower has 41.74 LTV is less than guideline maximum - Required is 85 Borrower has 70 Required is 85 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 722 Required is 660 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9377433
XXXX	413	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE8013	2026-05-26 13:25	2026-05-29 12:36	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Issue	Resolved-Received purchase addendum reflecting sales price XXXX- Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026 Open-Loan Purpose is Purchase but Purchase Contract is only Partially Provided. Need Addendum to Sales Contract fully executed reducing sales price to XXXX - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026	Resolved-Received purchase addendum reflecting sales price XXXX - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.74 Required is 50 Borrower has 41.74 LTV is less than guideline maximum - Required is 85 Borrower has 70 Required is 85 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 722 Required is 660 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9376592
XXXX	413	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1206	2026-05-26 14:04	2026-05-29 12:35	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Missing OFAC check on all sellers, title company, settlement company, title agent, settlement agent, broken firm and broker agent/licensed supervisor Associate - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.74 Required is 50 Borrower has 41.74 LTV is less than guideline maximum - Required is 85 Borrower has 70 Required is 85 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 722 Required is 660 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9377596
XXXX	413	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-05-26 14:56	2026-05-29 12:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA, 1003, and 1008. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026 Open-REO property on 1003 - 3B - Need to provide most recent HOA fees to verify if there is an annual assessment as of 1/1/26 (as most recent document in file is dated through 7/1/25.). If there is an annual assessment - it must be included with utility fees into DTI. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026	Resolved-Received HOA, 1003, and 1008. - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.74 Required is 50 Borrower has 41.74 LTV is less than guideline maximum - Required is 85 Borrower has 70 Required is 85 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 722 Required is 660 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9379404
XXXX	543	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-05-21 15:29	2026-05-28 12:40	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received document tracking, borrower received at closing. Finding Resolved. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. Tracking provided  - Seller-05/27/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD XXXX are not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Tracking provided - Seller-05/27/2026	Resolved-Received document tracking, borrower received at closing. Finding Resolved. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.85 Required is 50 Borrower has 22.85 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 726 Required is 680 Borrower has 726		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9332089
XXXX	543	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-05-21 15:29	2026-05-28 12:40	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/28/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/21/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.85 Required is 50 Borrower has 22.85 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 726 Required is 680 Borrower has 726			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9332090
XXXX	550	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-05-27 08:50	2026-06-01 15:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received corrected 1003 for 3a no HOA and evidence of HOA for 3b - Due Diligence Vendor-06/01/2026

Ready for Review-Document Uploaded. 1) The $1500 was left in from initial submission. Please see attached revised 1003/1008. 2) Please see attached.  - Seller-05/28/2026

Open-(1)  Missing documentation of additional taxes, insurance, HOA dues for REO 3a for $1,500 per month as noted on the loan application.
(2)  Missing documentation of additional taxes, insurance, HOA dues for REO 3d for $101 per month as noted on the loan application.
																						Additional conditions may apply, pending review. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. 1) The $1500 was left in from initial submission. Please see attached revised 1003/1008. 2) Please see attached. - Seller-05/28/2026	Resolved-Received corrected 1003 for 3a no HOA and evidence of HOA for 3b - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 37.83 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 730		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9394580
XXXX	550	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-27 08:47	2026-05-28 16:13	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements Missing 12-month rental history for primary residence. Additional conditions may apply pending review. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026	Resolved-Received VOR - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 37.83 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 730		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9394518
XXXX	465	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-26 11:19	2026-05-29 11:02	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory rental history for the borrower's primary residence. Subject to additional conditions. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/27/2026	Resolved-Received VOR. - Due Diligence Vendor-05/29/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 791 Months Reserves exceed minimum required - Min 12, actual 23.90		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9372569
XXXX	455	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-26 10:17	2026-05-28 16:17	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM for subject mortgage. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Attached is the VOM. No issues found. - Seller-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOM for subject lien. Additional findings may apply. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Attached is the VOM. No issues found. - Seller-05/27/2026	Resolved-Received VOM for subject mortgage. - Due Diligence Vendor-05/28/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.002 Required is 0 Borrower has 1.002 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 690 LTV is less than guideline maximum - Required is 80 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9370485
XXXX	466	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1204	2026-05-27 09:33	2026-05-28 13:13	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received Fraud report w/All Alerts Cleared. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/27/2026 Open-Fraud Report Shows Uncleared Alerts Provide fraud report reflecting cleared alerts. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/27/2026	Resolved-Received Fraud report w/All Alerts Cleared. - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - Required is 80 Borrower has 64.3 DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.8 Borrower has 1.771 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 729		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9395456
XXXX	466	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-26 08:54	2026-05-28 13:11	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received subject payment history. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached verified payment Mortgage history for primary residence - Seller-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory mortgage history for the primary residence. Subject to additional conditions. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Please see attached verified payment Mortgage history for primary residence - Seller-05/27/2026	Resolved-Received subject payment history. - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - Required is 80 Borrower has 64.3 DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.8 Borrower has 1.771 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 729		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9368842
XXXX	525	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	608	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3352	2026-05-21 14:51	2026-06-05 12:28	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/05/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/21/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/05/2026	Long term residence - Borrower at primary residence for 10 years Residual Income =/> 1.5 times $3,500 monthly residual income - Min $1,500, Actual $19,571 Months Reserves exceed minimum required - Min 9, actual 11.38			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9331268
XXXX	608	XXXX	C	B	A	A	C	B	A	A	Closed	FCOM1267	2026-05-22 06:42	2026-05-22 06:42	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Partially Provided	Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) -----Missing agencies listed. Originator waiver applied to non-material findings. - Due Diligence Vendor-05/22/2026		Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) -----Missing agencies listed. Originator waiver applied to non-material findings. - Due Diligence Vendor-05/22/2026	Long term residence - Borrower at primary residence for 10 years Residual Income =/> 1.5 times $3,500 monthly residual income - Min $1,500, Actual $19,571 Months Reserves exceed minimum required - Min 9, actual 11.38			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	9343491
XXXX	512	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-26 11:28	2026-05-29 12:51	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory rental history on the borrower's primary residence. Subject to additional conditions. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/27/2026	Resolved-Received VOR. - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.97 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 720		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9373028
XXXX	512	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE2393	2026-05-26 11:41	2026-05-29 12:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing an established escrow impound account for taxes and insurance.	Resolved-Upon further review, the loan file contained all required documentation. Under XXXX (XXXX) guidelines, timeshare maintenance fees are not required to be included in your Debt-to-Income (DTI) ratio during a mortgage underwriting process. - Due Diligence Vendor-05/29/2026

Ready for Review-Lender notes the Timeshare maintenance fees are considered same as utility fees, which are not a hit on the borrower’s qualifying ratios and therefore not required to be documented as such, NON QM loan does not require utilities to be documented nor are they used to qualify.  Please expedite this to be cleared as soon as possible - Seller-05/27/2026

																						Open-Provide verification of maintenance dues on timeshare property. - Due Diligence Vendor-05/26/2026	Ready for Review-Lender notes the Timeshare maintenance fees are considered same as utility fees, which are not a hit on the borrower’s qualifying ratios and therefore not required to be documented as such, NON QM loan does not require utilities to be documented nor are they used to qualify. Please expedite this to be cleared as soon as possible - Seller-05/27/2026	Resolved-Upon further review, the loan file contained all required documentation. Under XXXX (XXXX) guidelines, timeshare maintenance fees are not required to be included in your Debt-to-Income (DTI) ratio during a mortgage underwriting process. - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.97 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 720			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9373938
XXXX	573	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	528	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	572	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-05-26 12:02	2026-06-01 12:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA for 3a and 3c. Received required documents for both properties per initial finding - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. Please see attached Primary residence property has impounds on XXXX statement and HOA doc- 3a. XXXX XXXX $13,758 mo, HOA $350. REO 3.c. XXXX XXXX $10,220 + docs supporting Taxes 24,913.14 / $2076.10, Haz 2197.73 / $183.15 ,HOA $776 = $3,035.25
 - Seller-05/28/2026
																						Open-Missing Mortgage Statements, Tax & Ins, if HOA fees for REO props. (3a,3c) to confirm monthly payments. Additional findings may apply. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Please see attached Primary residence property has impounds on XXXX statement and HOA doc- 3a. XXXX XXXX/ $13,758 mo, HOA $350. REO 3.c. XXXX XXXX $10,220 + docs supporting Taxes 24,913.14 / $2076.10, Haz 2197.73 / $183.15 ,HOA $776 = $3,035.25 - Seller-05/28/2026	Resolved-Received HOA for 3a and 3c. Received required documents for both properties per initial finding - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 7.05 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 794		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9374348
XXXX	511	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	477	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7009	2026-05-26 07:50	2026-07-01 13:36	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received checklist of coverage confirming sufficient. - Due Diligence Vendor-07/01/2026
Ready for Review-Document Uploaded. Attached is the checklist of coverage on page 44 to 46 of 49 pages. No issues found.  - Seller-06/29/2026
Counter-Received Lender rebuttal.  Appraisal document the cost to replace XXXX.  Please provide confirmation of the insurable value.  - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. Subject property is located in XXXX with a loan amount of XXXX. The current dwelling coverage is XXXX. Please note that XXXX law restricts the use and disclosure of Replacement Cost Estimate (RCE) information in connection with mortgage lending. Pursuant to XXXX lenders may not require insurance agents or agencies to provide RCE or other underwriting information as a condition of lending, and insurance agents are likewise prohibited from providing such information.

Additionally, XXXX provides disciplinary action for violations of insurance statutes related to disclosure of underwriting information. As such, the coverage provided complies with XXXX insurance requirements and the carrier’s underwriting standards for the subject property. Please clear this condition accordingly. - Seller-05/27/2026
Open-Insufficient Coverage Amount for Insured Subject Property. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Attached is the checklist of coverage on page 44 to 46 of 49 pages. No issues found. - Seller-06/29/2026
 Ready for Review-Document Uploaded. Subject property is located in XXXX with a loan amount of XXXX. The current dwelling coverage is XXXX. Please note that XXXX law restricts the use and disclosure of Replacement Cost Estimate (RCE) information in connection with mortgage lending. Pursuant to XXXX, lenders may not require insurance agents or agencies to provide RCE or other underwriting information as a condition of lending, and insurance agents are likewise prohibited from providing such information.

Additionally, XXXX provides disciplinary action for violations of insurance statutes related to disclosure of underwriting information. As such, the coverage provided complies with XXXX insurance requirements and the carrier’s underwriting standards for the subject property. Please clear this condition accordingly. - Seller-05/27/2026
																								Resolved-Received checklist of coverage confirming sufficient. - Due Diligence Vendor-07/01/2026	Long term residence - Borrowers own home 5+ years. Months Reserves exceed minimum required - 0 required - have 18.27 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9368198
XXXX	477	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0045	2026-05-26 08:07	2026-05-28 15:13	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Form is located or is not applicable. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Attached is the ACH form. No issues found. - Seller-05/27/2026 Open-Foreign National but the ACH form is Missing from file. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Attached is the ACH form. No issues found. - Seller-05/27/2026	Resolved-Form is located or is not applicable. - Due Diligence Vendor-05/28/2026	Long term residence - Borrowers own home 5+ years. Months Reserves exceed minimum required - 0 required - have 18.27 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9368387
XXXX	477	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-05-26 18:46	2026-05-28 15:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Borrower Citizenship Documentation Provided or Not Required - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Attached is the unexpired passport of B2 on page 2 of 4 that was uploaded to your system. No issues found. - Seller-05/27/2026 Open-Borrower Citizenship Documentation Is Missing missing a valid, unexpired passport for B2. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Attached is the unexpired passport of B2 on page 2 of 4 that was uploaded to your system. No issues found. - Seller-05/27/2026	Resolved-Borrower Citizenship Documentation Provided or Not Required - Due Diligence Vendor-05/28/2026	Long term residence - Borrowers own home 5+ years. Months Reserves exceed minimum required - 0 required - have 18.27 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9384356
XXXX	486	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-05-26 14:50	2026-05-29 11:59	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received CPA letter- Letter did not include License number, but proof of license was provided separately in the upload - Due Diligence Vendor-05/29/2026
Ready for Review-Document Uploaded. Per guideline 5.1.26 Verification for Self-Employed Borrowers, the current existence of the business must be verified within 60 days of the note date. A CPA letter dated 05/01/2026 was provided in the file confirming the borrower’s self-employment status and business existence. The closing date is XXXX, which is within the required timeframe. Therefore, the condition for Borrower 1 3rd Party VOE prior to close has been satisfied. Please clear this condition accordingly. - Seller-05/27/2026
																						Open-Borrower 1 3rd Party VOE Prior to Close Missing A verbal VOE is missing from the loan file within 10 days of the subject closing. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Per guideline 5.1.26 Verification for Self-Employed Borrowers, the current existence of the business must be verified within 60 days of the note date. A CPA letter dated 05/01/2026 was provided in the file confirming the borrower’s self-employment status and business existence. The closing date is XXXX, which is within the required timeframe. Therefore, the condition for Borrower 1 3rd Party VOE prior to close has been satisfied. Please clear this condition accordingly. - Seller-05/27/2026	Resolved-Received CPA letter- Letter did not include License number, but proof of license was provided separately in the upload - Due Diligence Vendor-05/29/2026	Months Reserves exceed minimum required - 6 months reserves is required and the borrower has over 30 months verified. Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 736		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9378897
XXXX	486	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-05-26 14:50	2026-05-29 11:59	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA letter- Letter did not include License number, but proof of license was provided separately in the upload - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Attached is the CPA letter dated 5-01-26. No issues found. - Seller-05/27/2026 Open-Borrower 1 CPA Letter Missing A CPA letter is missing from the loan file confirming the borrower has 100% ownership of both businesses and the reason why 20% expense factor was used. Additional findings may apply once received and reviewed. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Attached is the CPA letter dated 5-01-26. No issues found. - Seller-05/27/2026	Resolved-Received CPA letter- Letter did not include License number, but proof of license was provided separately in the upload - Due Diligence Vendor-05/29/2026	Months Reserves exceed minimum required - 6 months reserves is required and the borrower has over 30 months verified. Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 736		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9378898
XXXX	486	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1205	2026-05-26 15:10	2026-05-29 11:52	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Attached is the Final DV with updated LPA. 1000 pass scores across all fields. - Seller-05/27/2026 Open-OFAC Check Not Completed and/or Cleared OFAC was not run for the brokerage agent. The seller and buyer have the same agent. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Attached is the Final DV with updated LPA. 1000 pass scores across all fields. - Seller-05/27/2026	Resolved-Received Fraud Report. - Due Diligence Vendor-05/29/2026	Months Reserves exceed minimum required - 6 months reserves is required and the borrower has over 30 months verified. Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 736		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9379923
XXXX	486	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE8013	2026-05-26 12:00	2026-05-29 11:51	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Issue	Resolved-Received Purchase Contract Addendums. 2 Addendums provided reflecting the buyer and seller signature separately. - Due Diligence Vendor-05/29/2026
Ready for Review-Document Uploaded. Attached is the signed amended escrow instructions showing the change in price to XXXX. No issues found.  - Seller-05/28/2026
																						Open-Loan Purpose is Purchase but Purchase Contract is only Partially Provided. The loan closed with a purchase price of XXXX. However, the purchase price on the purchase contract reflects XXXX and the loan file is missing an addendum updating the new purchase price to XXXX. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Attached is the signed amended escrow instructions showing the change in price to XXXX. No issues found. - Seller-05/28/2026	Resolved-Received Purchase Contract Addendums. 2 Addendums provided reflecting the buyer and seller signature separately. - Due Diligence Vendor-05/29/2026	Months Reserves exceed minimum required - 6 months reserves is required and the borrower has over 30 months verified. Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 736		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9374290
XXXX	582	XXXX	C	A	A	A	C	A	A	A	Closed	FCOM0014	2026-05-26 23:16	2026-05-28 09:39	Resolved	1 - Information	C	A	Compliance	Closing	Missing evidence of appraisal being received 3 or more days prior to closing was not met	Resolved-Received notification of value sent XXXX. Finding Resolved. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026 Open-Missing evidence of appraisal being received 3 or more days prior to closing was not met. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026	Resolved-Received notification of value sent XXXX. Finding Resolved. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.13 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 781		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9386371
XXXX	418	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3652	2026-05-21 15:44	2026-06-01 10:59	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation of decrease in lender fees not listed on COC's in file. Finding Resolved. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. The lender credit decreased from $8758.40 to a discount of $10791.60 due to the change in DTI
The discount went from $10791.60 to a lender credit of $7194.40 to the APR being lowered- see attached
The lender credit decreased from $7194.40 to $4066.40 due to a lock extension- see attached
The lender credit decreased from $4066.40 to $1333.82 due to a lock extension- see attached
The lender credit increased from $1333.82 to $6433.72 due to a branch exception
 - Seller-05/29/2026
																						Open-***NEW****----Lender credit decreased from $8,758.40 to $6,433.72 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $2324.68, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. The lender credit decreased from $8758.40 to a discount of $10791.60 due to the change in DTI The discount went from $10791.60 to a lender credit of $7194.40 to the APR being lowered- see attached The lender credit decreased from $7194.40 to $4066.40 due to a lock extension- see attached The lender credit decreased from $4066.40 to $1333.82 due to a lock extension- see attached The lender credit increased from $1333.82 to $6433.72 due to a branch exception - Seller-05/29/2026	Resolved-Received explanation of decrease in lender fees not listed on COC's in file. Finding Resolved. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.49 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 781		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9332538
XXXX	418	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3540	2026-05-21 15:44	2026-05-28 12:27	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received document tracking for borrower's receipt. Finding Resolved. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. See attached tracking - Seller-05/27/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. See attached tracking - Seller-05/27/2026	Resolved-Received document tracking for borrower's receipt. Finding Resolved. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.49 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 781		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9332537
XXXX	418	XXXX	C	B	A	A	C	B	A	A	Closed	FCOM0014	2026-05-26 22:56	2026-05-28 12:22	Resolved	1 - Information	C	A	Compliance	Closing	Missing evidence of appraisal being received 3 or more days prior to closing was not met	Resolved-Received notification of value sent. Finding Resolved. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Closing was XXXX- appraisal sent XXXX - Seller-05/27/2026 Open-Missing evidence of appraisal being received 3 or more days prior to closing was not met. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Closing was XXXX- appraisal sent XXXX - Seller-05/27/2026	Resolved-Received notification of value sent. Finding Resolved. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.49 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 781		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9386280
XXXX	418	XXXX	C	B	A	A	C	B	A	A	Closed	FCOM1353	2026-05-21 14:44	2026-05-21 14:44	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----ROR Form H8 acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material findings - Due Diligence Vendor-05/21/2026		Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). -----ROR Form H8 acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material findings - Due Diligence Vendor-05/21/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.49 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 781			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	9331082
XXXX	592	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	483	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	484	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1183	2026-05-26 15:29	2026-06-09 12:59	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-Received revised commercial application, B2 = citizen. revised 1008 property value=appraisal - Due Diligence Vendor-06/09/2026
Ready for Review-Document Uploaded. the 1008 is updated per your request. See attached   - Seller-06/05/2026
Counter-Received 1008 reflecting appraised value of XXXX however DTI ratios are reflecting.  Provide final DSCR 1008 reflecting no ratios and appraised value of XXXX - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. Please see attached updated 1003 to reflect the Appraisal Value per Appraisal report - Seller-05/26/2026
																						Open-Approval/Underwriting Summary Partially Provided. Provide revised approval and 1008 showing appraised value of XXXX or provide an explanation of value disclosed on Approval/1008 as this this may affect the LTV. Additional findings may apply. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. the 1008 is updated per your request. See attached - Seller-06/05/2026 Ready for Review-Document Uploaded. Please see attached updated 1003 to reflect the Appraisal Value per Appraisal report - Seller-05/26/2026	Resolved-Received revised commercial application, B2 = citizen. revised 1008 property value=appraisal - Due Diligence Vendor-06/09/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.007 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.007 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 751 which exceeds the minimum of 660 Required is 660 Borrower has 751 LTV is less than guideline maximum - LTV of 47.42% is below the maximum of 70% allowed per guidelines Required is 70 Borrower has 47.42		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9380516
XXXX	484	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-26 06:49	2026-06-09 12:57	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received new DOT for primary and confirmation of previous primary reflecting on credit supplement - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. 12 months history has already been documented, see credit report XXXX, shows 78 months rated and never late. Also See NOTE Copy for Current Primary shows XXXX first payment. - Seller-05/26/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOM for primary residence. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. 12 months history has already been documented, see credit report XXXX, shows 78 months rated and never late. Also See NOTE Copy for Current Primary shows XXXX first payment. - Seller-05/26/2026	Resolved-Received new DOT for primary and confirmation of previous primary reflecting on credit supplement - Due Diligence Vendor-05/28/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.007 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.007 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 751 which exceeds the minimum of 660 Required is 660 Borrower has 751 LTV is less than guideline maximum - LTV of 47.42% is below the maximum of 70% allowed per guidelines Required is 70 Borrower has 47.42		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9367279
XXXX	484	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-05-21 13:22	2026-06-09 12:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received revised commercial application reflecting b2 = us citizen. - Due Diligence Vendor-06/09/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/05/2026

Counter-Commercial loan application reflects B2 as permanent resident alien.  Please provide correct application or citizen documentation for B2 - Due Diligence Vendor-05/28/2026

Ready for Review-B2 is U.S. Citizen and no further documentation is required. Please clear  - Seller-05/26/2026

																						Open-Borrower Citizenship Documentation Is Missing Co-Borrower Citizenship Documentation Is Missing - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/05/2026 Ready for Review-B2 is U.S. Citizen and no further documentation is required. Please clear - Seller-05/26/2026	Resolved-Received revised commercial application reflecting b2 = us citizen. - Due Diligence Vendor-06/09/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.007 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.007 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 751 which exceeds the minimum of 660 Required is 660 Borrower has 751 LTV is less than guideline maximum - LTV of 47.42% is below the maximum of 70% allowed per guidelines Required is 70 Borrower has 47.42		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9329271
XXXX	484	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1510	2026-05-21 13:02	2026-05-28 15:23	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/26/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached Legal description. - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/26/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-05/28/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.007 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.007 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 751 which exceeds the minimum of 660 Required is 660 Borrower has 751 LTV is less than guideline maximum - LTV of 47.42% is below the maximum of 70% allowed per guidelines Required is 70 Borrower has 47.42		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9328605
XXXX	440	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	504	XXXX	C	A	A	A	C	A	A	A	Closed	FCOM3605	2026-05-21 15:16	2026-05-28 09:10	Resolved	1 - Information	C	A	Compliance	TRID	TRID: CD not delivered at least 3 days prior to consummation	Resolved-Received CD XXXX. Finding Resolved - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. See attached. Borrower did not sign - Seller-05/27/2026 Open------Missing initial CD acknowledged by borrower a minimum of 3 days prior to consummation. Additional findings may apply upon receipt. Statute of Limitations 3 years- Expiration date is XXXX - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. See attached. Borrower did not sign - Seller-05/27/2026	Resolved-Received CD XXXX. Finding Resolved - Due Diligence Vendor-05/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 791 LTV is less than guideline maximum - Required is 70 Borrower has 35.36		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9331754
XXXX	504	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3625	2026-05-21 14:59	2026-05-28 09:08	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD XXXX correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-05/28/2026
Ready for Review-Document Uploaded. See attached  - Seller-05/27/2026
																						Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----(Processing Fee) in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date XXXX - Due Diligence Vendor-05/21/2026	Ready for Review-Document Uploaded. See attached - Seller-05/27/2026	Resolved-Received PCCD XXXX correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-05/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 791 LTV is less than guideline maximum - Required is 70 Borrower has 35.36		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9331419
XXXX	489	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0202	2026-05-26 13:33	2026-05-29 12:26	Resolved	1 - Information	C	A	Credit	Eligibility	Required ACH form is missing from the file	Resolved-Received ACH - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Attached is the ACH Form. No issues found. - Seller-05/27/2026 Open-Required ACH form is missing from the file. Required ACH form is missing from the file - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Attached is the ACH Form. No issues found. - Seller-05/27/2026	Resolved-Received ACH - Due Diligence Vendor-05/29/2026	Months Reserves exceed minimum required - . Long term residence - Long Term Residence = 5+ years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9376799
XXXX	523	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3634	2026-05-22 10:37	2026-06-02 12:43	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded.  - Seller-06/01/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $625.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $625 (Appraisal Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $625, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 07/18/2026 (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. - Seller-06/01/2026	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/02/2026	LTV is less than guideline maximum - LTV Required is 8%0 Borrower has 75%. Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 684. Required is 660 Borrower has 684		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9347488
XXXX	523	XXXX	C	B	A	A	C	B	A	A	Closed	finding-3352	2026-05-22 10:37	2026-06-02 12:43	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/27/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/22/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/27/2026	LTV is less than guideline maximum - LTV Required is 8%0 Borrower has 75%. Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 684. Required is 660 Borrower has 684			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9347491
XXXX	523	XXXX	C	B	A	A	C	B	A	A	Closed	FCOM0014	2026-05-27 13:34	2026-05-28 11:53	Resolved	1 - Information	C	A	Compliance	Closing	Missing evidence of appraisal being received 3 or more days prior to closing was not met	Resolved-Received notification of value sent XXXX. Finding Resolved. - Due Diligence Vendor-05/28/2026 Ready for Review-Document Uploaded. Please see attached waiver form - Seller-05/27/2026 Open-Missing evidence of appraisal being received 3 or more days prior to closing was not met. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached waiver form - Seller-05/27/2026	Resolved-Received notification of value sent XXXX. Finding Resolved. - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - LTV Required is 8%0 Borrower has 75%. Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 684. Required is 660 Borrower has 684		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9403136
XXXX	614	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-26 14:04	2026-05-29 12:23	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received payment history. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Attached is the VOR. No issues found. - Seller-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing VOR for Primary Rental History. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Attached is the VOR. No issues found. - Seller-05/27/2026	Resolved-Received payment history. - Due Diligence Vendor-05/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 721 Qualifying DTI below maximum allowed - Required is 50 Borrower has 9.84 LTV is less than guideline maximum - Required is 80 Borrower has 28.59		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9377565
XXXX	505	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	480	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-26 15:39	2026-05-29 12:57	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Credit supplement and payoff statement provided. Pay off statement reflects due for XXXX, however the interest being charged is from XXXX. 1x30 is allowed with a maximum LTV of 75%. - Due Diligence Vendor-05/29/2026
Ready for Review-Document Uploaded. Please see attached Credit supplement reflects 51 months up to XXXX and Mtg Pay off shows due for XXXX payment (Confirms Paid XXXX) never late.  Please expedite this to be cleared as soon as possible - Seller-05/27/2026
																						Open-Housing History Does Not Meet Guideline Requirements. Missing a complete 12 month history for the subject property. Provide proof of payments for XXXX for XXXX. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Please see attached Credit supplement reflects 51 months up to XXXX and Mtg Pay off shows due for 5/1 payment (Confirms Paid XX) never late. Please expedite this to be cleared as soon as possible - Seller-05/27/2026	Resolved-Received Credit supplement and payoff statement provided. Pay off statement reflects due for XXXX, however the interest being charged is from XXXX thru XXXX. 1x30 is allowed with a maximum LTV of 75%. - Due Diligence Vendor-05/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 766. Required is 660 Borrower has 766 Credit history exceeds minimum required - The Borrower has had 0x30 for more than 12 months on the consumer Credit History.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9380679
XXXX	478	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	421	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-27 07:35	2026-05-27 17:33	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements. After further review the primary has no mortgage liens. - Due Diligence Vendor-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements Provide complete rental/mortgage history for the prior twelve (12) consecutive months with 0x30. - Due Diligence Vendor-05/27/2026		Resolved-Housing History Meets Guideline Requirements. After further review the primary has no mortgage liens. - Due Diligence Vendor-05/27/2026	Credit history exceeds minimum required - Credit History = 87 Months Minimum Credit History = 12 Months Months Reserves exceed minimum required - The Borrower has 109.36 months in reserves; guideline requires 12 months.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9393366
XXXX	452	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	441	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE4477	2026-05-27 08:36	2026-06-01 15:44	Resolved	1 - Information	C	A	Credit	Insurance	Master Policy Effective Date is After the Note Date	Resolved-Received PCCD reflecting disbursement actual date is XXXX. Insurance effective date is after Note date but before disbursement. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. The loan disbursed on XXXX; therefore, the master policy effective date is acceptable. See attached. - Seller-05/29/2026 Open-Master Policy Effective Date of XXXX is After the Transaction Date of XXXX Disbursed XXXX- Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. The loan disbursed on XXXX; therefore, the master policy effective date is acceptable. See attached. - Seller-05/29/2026	Resolved-Received PCCD reflecting disbursement actual date is XXXX. Insurance effective date is after Note date but before disbursement. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.27 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 811		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9394343
XXXX	441	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3540	2026-05-22 13:48	2026-06-01 08:51	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received Tracking. Finding Resolved. - Due Diligence Vendor-06/01/2026
Ready for Review-See other condition- docs an explanation provided  - Seller-05/28/2026
Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----Option 1: Missing valid COC for applicable increases. Statute of Limitations 3 years- Expiration date is XXXX .
																						- Due Diligence Vendor-05/22/2026	Ready for Review-See other condition- docs an explanation provided - Seller-05/28/2026	Resolved-Received Tracking. Finding Resolved. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.27 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 811			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9353360
XXXX	441	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-05-22 13:48	2026-06-01 08:51	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with lock extension COC. Finding Resolved. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. The lender credit went from $6799 to $1168.74 with a cure of $51.54 due to a float to lock - see attached
The lender credit went from $1168.74 with a cure of $51.54 toa discount of $3456.48 due to a change in the value and DTI- see attached lock - Seller-05/28/2026
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($51.54) does not exceed or equal the comparable sum of specific and non-specific lender credits ($6,799.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -------Lender credit decreased from $6,799.00 to $51.54 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $51.54, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C
																						- Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. The lender credit went from $6799 to $1168.74 with a cure of $51.54 due to a float to lock - see attached The lender credit went from $1168.74 with a cure of $51.54 toa discount of $3456.48 due to a change in the value and DTI- see attached lock - Seller-05/28/2026	Resolved-Received explanation that lender credit decreased with lock extension COC. Finding Resolved. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.27 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 811		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9353361
XXXX	441	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3638	2026-05-22 13:48	2026-06-01 08:51	Resolved	1 - Information	C	A	Compliance	TRID	Reimbursement Amount Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-06/01/2026

Ready for Review-See other condition- docs an explanation provided  - Seller-05/28/2026

																						Open-This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $51.54, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $6,799.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation. -----addressed on finding 3634 - Due Diligence Vendor-05/22/2026	Ready for Review-See other condition- docs an explanation provided - Seller-05/28/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.27 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 811			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9353364
XXXX	441	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-05-27 09:05	2026-05-29 12:28	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026 Open-Housing History Does Not Meet Guideline Requirements . Missing Verification of Rent for the departing primary residence. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026	Resolved-Received VOR. - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.27 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 811		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9394813
XXXX	601	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1206	2026-05-27 08:53	2026-05-29 15:55	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report with All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Provide Checks on the Underwriter(s) on the Exclusionary List. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026	Resolved-Received Fraud Report with All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 25.15%. Required is 50 Borrower has 25.15 LTV is less than guideline maximum - LTV Required is 80% Borrower has 46.51%. Required is 80 Borrower has 46.51		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9394657
XXXX	601	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1205	2026-05-27 08:53	2026-05-29 15:55	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report with OFAC Check Completed and Cleared - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026 Open-OFAC Check Not Completed and/or Cleared Provide the OFAC check on the Underwriter(s). - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026	Resolved-Received Fraud Report with OFAC Check Completed and Cleared - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 25.15%. Required is 50 Borrower has 25.15 LTV is less than guideline maximum - LTV Required is 80% Borrower has 46.51%. Required is 80 Borrower has 46.51		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9394658
XXXX	601	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-27 09:23	2026-05-29 15:53	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026 Open-Housing History Does Not Meet Guideline Requirements. MIssing VOR for the primary residence. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026	Resolved-Received VOR - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 25.15%. Required is 50 Borrower has 25.15 LTV is less than guideline maximum - LTV Required is 80% Borrower has 46.51%. Required is 80 Borrower has 46.51		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9395208
XXXX	601	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-05-27 08:14	2026-05-29 15:52	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received VOE. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide Missing Self Employment VOE. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026	Resolved-Received VOE. - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 25.15%. Required is 50 Borrower has 25.15 LTV is less than guideline maximum - LTV Required is 80% Borrower has 46.51%. Required is 80 Borrower has 46.51		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9394074
XXXX	594	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-05-22 14:04	2026-05-29 12:34	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received DOT w/Legal. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/27/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Legal Description - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/27/2026	Resolved-Received DOT w/Legal. - Due Diligence Vendor-05/29/2026	Months Reserves exceed minimum required - 0 months required - have 14.97 months Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 684		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9353942
XXXX	575	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-28 08:55	2026-06-08 16:13	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, payment history for the primary residence has been located in the loan file. - Due Diligence Vendor-06/08/2026
Ready for Review-Primary Residence 1st with XXXX is reported on the credit report and XXXX 2nd is also reported on the credit report.  - Seller-06/05/2026
Counter-Received xpl.  however as  6.7 states "Acceptable housing history requires evidence of housing payments for at least the prior 12 months, meeting XXXX DSCR program requirements. For DSCR, housing history verification is limited to the borrower's primary residence and the subject property (for refinance transactions)". Subject was F/C however final app reflects primary mortgage payment is $4394 (XXXX) Missing verification 0x30 for Primary - Due Diligence Vendor-06/03/2026
Ready for Review-We respectfully disagree. XXXX, the credit report reflects DLA 01/01/2026 meaning payment was made for 1/26 which is followed by the pay history for 2/26-4/26. XXXX does not require updated housing history as it is not tied to the subject or primary property on DSCR and no housing events are currently reported. - Seller-06/02/2026
																						Open-Housing History Does Not Meet Guideline Requirements Provide Credit Supplement for XXXX and XXXX with 0x30 in the last 12 months. - Due Diligence Vendor-05/28/2026	Ready for Review-Primary Residence 1st with XXXX is reported on the credit report and XXXX 2nd is also reported on the credit report. - Seller-06/05/2026 Ready for Review-We respectfully disagree. XXXX, the credit report reflects DLA 01/01/2026 meaning payment was made for 1/26 which is followed by the pay history for 2/26-4/26. XXXX does not require updated housing history as it is not tied to the subject or primary property on DSCR and no housing events are currently reported. - Seller-06/02/2026	Resolved-Upon further review, payment history for the primary residence has been located in the loan file. - Due Diligence Vendor-06/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 763 Months Reserves exceed minimum required - Min 3, actual 113.16			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9419808
XXXX	575	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-05-28 08:59	2026-06-02 12:08	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Provide Checks on the Underwriter(s) with the Exclusionary List. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-06/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 763 Months Reserves exceed minimum required - Min 3, actual 113.16		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9419884
XXXX	575	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-05-28 08:59	2026-06-02 12:08	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026 Open-OFAC Check Not Completed and/or Cleared Provide OFAC Checks on the Underwriter(s). - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 763 Months Reserves exceed minimum required - Min 3, actual 113.16		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9419885
XXXX	451	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	460	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0045	2026-05-27 09:13	2026-05-29 12:13	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received fully executed ACH form - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026 Open-Foreign National but the ACH form is Missing from file. According to the loan application borrower signed as Non Prem Resident therefore, an executed completed ACH form is required. Additional conditions may apply, pending review. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/27/2026	Resolved-Received fully executed ACH form - Due Diligence Vendor-05/29/2026	DSCR % greater than 1.20 - DSCR = 1.62 Months Reserves exceed minimum required - Reserves = 12.22 months – Required Reserves = 6 Months Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 685		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9395026
XXXX	460	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-05-27 10:12	2026-05-27 15:48	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted and in file, waiver applied with comp factors… - Due Diligence Vendor-05/27/2026 Open-Audited LTV of 65% exceeds Guideline LTV of 60% Approved exception in file pg.454, seeking exception to allow 65% LTV as guides Max per XXXX ITIN is 60%. - Due Diligence Vendor-05/27/2026		Waived-Originator exception granted and in file, waiver applied with comp factors… - Due Diligence Vendor-05/27/2026	DSCR % greater than 1.20 - DSCR = 1.62 Months Reserves exceed minimum required - Reserves = 12.22 months – Required Reserves = 6 Months Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 685	DSCR greater than 1.2 0x30x24 Reserves over 6 months.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	9396549
XXXX	460	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1197	2026-05-27 15:36	2026-05-27 15:46	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Audited FICO of 685 is greater than or equal to Guideline FICO of 660 - Due Diligence Vendor-05/27/2026 Open-Audited FICO of 685 is less than Guideline FICO of 700 - Due Diligence Vendor-05/27/2026		Resolved-Audited FICO of 685 is greater than or equal to Guideline FICO of 660 - Due Diligence Vendor-05/27/2026	DSCR % greater than 1.20 - DSCR = 1.62 Months Reserves exceed minimum required - Reserves = 12.22 months – Required Reserves = 6 Months Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 685			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9406660
XXXX	534	XXXX	D	B	D	B	C	A	A	A	Closed	finding-3625	2026-05-22 13:35	2026-06-01 08:14	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD XXXX correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. See attached  - Seller-05/28/2026
																						Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----Credit Report in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. See attached - Seller-05/28/2026	Resolved-Received PCCD XXXX correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-06/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 702 On time mortgage history exceeds guideline requirement - The borrower's current mortgage is reviewed for 47 months with no late payments. Guidelines allow 1x30x12.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9352978
XXXX	534	XXXX	D	B	D	B	C	A	A	A	Closed	FCRE1339	2026-05-27 10:40	2026-05-27 17:21	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Personal Bank Statements Missing	Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-05/27/2026 Open-Borrower 1 Personal Bank Statements Missing The loan file contains an Exception Request from the lender requesting to co-mingle business bank statements and personal bank statements which the guidelines do not allow. - Due Diligence Vendor-05/27/2026		Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-05/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 702 On time mortgage history exceeds guideline requirement - The borrower's current mortgage is reviewed for 47 months with no late payments. Guidelines allow 1x30x12.	Fico is over 20 points higher than min required LTV is over 5% below max allowed. Years on Job: 10		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	9397707
XXXX	428	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	530	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	459	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	506	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1180	2026-05-27 09:49	2026-05-29 15:47	Resolved	1 - Information	D	A	Credit	Missing Doc	HO-6 Insurance Policy is Missing	Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026 Open-HO-6 Insurance Policy is Missing Missing HOI for subject property - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026	Resolved-HO-6 Insurance Policy is fully present - Due Diligence Vendor-05/29/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.131 which exceeds the minimum required of 0.0 Required is 0 Borrower has 1.139 LTV is less than guideline maximum - LTV of 43.1% is below the maximum of 70% allowed per guidelines Required is 70 Borrower has 43.1 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 739 which exceeds the minimum of 620 Required is 620 Borrower has 739		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9395953
XXXX	506	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1173	2026-05-27 09:49	2026-05-29 15:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Condo Master Insurance Policy is fully present - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026 Open-Missing Condo Master Insurance Policy Missing master policy for project. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026	Resolved-Condo Master Insurance Policy is fully present - Due Diligence Vendor-05/29/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.131 which exceeds the minimum required of 0.0 Required is 0 Borrower has 1.139 LTV is less than guideline maximum - LTV of 43.1% is below the maximum of 70% allowed per guidelines Required is 70 Borrower has 43.1 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 739 which exceeds the minimum of 620 Required is 620 Borrower has 739		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9395954
XXXX	551	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	449	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	431	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-27 03:21	2026-05-29 11:10	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Rent free Letter and property profile. - Due Diligence Vendor-05/29/2026

Ready for Review-Document Uploaded. Attached is the rent free letter, mortgage statement and property profile. No issues found. - Seller-05/27/2026

																						Open-Housing History Does Not Meet Guideline Requirements Acceptable housing history requires evidence that a borrower has made a housing payment for at least the last 12 months whereby that payment history meets the requirements of the XXXX DSCR program. Housing history for the DSCR Doc type is limited to verifying the borrower’s primary residence and the subject property if a refinance transaction. Experienced investors who provide verification of living rent free are acceptable provided they own any REOs with acceptable most recent 12 month mortgage financing history within last 3 years. Missing evidence/verification of living rent free. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Attached is the rent free letter, mortgage statement and property profile. No issues found. - Seller-05/27/2026	Resolved-Received Rent free Letter and property profile. - Due Diligence Vendor-05/29/2026	Months Reserves exceed minimum required - Months reserves required is 3; qualifying reserves is 109.10 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Required is 700 Borrower has 762		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9388219
XXXX	430	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-05-27 17:36	2026-06-01 12:54	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received Foreign National ACH Form fully executed - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Attached is the signed ACH Form. - Seller-05/28/2026 Open-Foreign National but the ACH form is Missing from file. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Attached is the signed ACH Form. - Seller-05/28/2026	Resolved-Received Foreign National ACH Form fully executed - Due Diligence Vendor-06/01/2026	LTV is less than guideline maximum - Required is 70 Borrower has 47.77 Months Reserves exceed minimum required - 327 mths reserves; 0 mths required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9408994
XXXX	488	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0140	2026-05-27 21:30	2026-07-02 11:11	Waived	2 - Non-Material	C	B	Credit	Eligibility	DSCR loan does not meet program guidelines	Waived-Waiver applied to non material with comp factors. - Due Diligence Vendor-07/02/2026

Ready for Review-Document Uploaded.  - Seller-06/29/2026

Ready for Review-Document Uploaded. Please property Profile which evidences the borrower is listed as a Vested Owner in their primary residence.  Please also find the 12 months bank statements to evidence the payment history for the most recent 12 months was paid as agreed.  Can this please be cleared? - Seller-06/29/2026

Counter-Received waiver.  Missing Rent Free Letter.  - Due Diligence Vendor-05/29/2026

Ready for Review-Document Uploaded. Please see Exception used for final approval - Seller-05/28/2026

																						Open-Borrower is conisdered FTI and is rent free and rent free not allowed for FTI DSCR-Exception in file provided, but still missing rent free letter. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. - Seller-06/29/2026 Ready for Review-Document Uploaded. Please property Profile which evidences the borrower is listed as a Vested Owner in their primary residence. Please also find the 12 months bank statements to evidence the payment history for the most recent 12 months was paid as agreed. Can this please be cleared? - Seller-06/29/2026 Ready for Review-Document Uploaded. Please see Exception used for final approval - Seller-05/28/2026	Waived-Waiver applied to non material with comp factors. - Due Diligence Vendor-07/02/2026	LTV is less than guideline maximum - . Required is 75 Borrower has 62 Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 727	fico score 40 pts above min, LTV of 33% below max allowed.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	9412161
XXXX	488	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-05-27 11:23	2026-07-02 10:35	Waived	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Waived to non material with comp factors - Due Diligence Vendor-07/02/2026

Ready for Review-. - Due Diligence Vendor-07/02/2026

Ready for Review-Document Uploaded. Please see property Profile which evidences the borrower is listed as a Vested Owner in their primary residence. Please also find the 12 months bank statements to evidence the payment history for the most recent 12 months was paid as agreed. Can this please be cleared? - Seller-06/29/2026

Counter-Received exception.  Missing rent free letter.   - Due Diligence Vendor-05/29/2026

Ready for Review-Document Uploaded. Please see Exception used for final approval - Seller-05/28/2026

																						Open-Housing History Does Not Meet Guideline Requirements Missing - Borrower is living rent free and there is not Rent Free Letter. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see property Profile which evidences the borrower is listed as a Vested Owner in their primary residence. Please also find the 12 months bank statements to evidence the payment history for the most recent 12 months was paid as agreed. Can this please be cleared? - Seller-06/29/2026 Ready for Review-Document Uploaded. Please see Exception used for final approval - Seller-05/28/2026	Waived-Waived to non material with comp factors - Due Diligence Vendor-07/02/2026	LTV is less than guideline maximum - . Required is 75 Borrower has 62 Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 727	fico score 40 pts above min, LTV of 33% below max allowed.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	9398775
XXXX	445	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	537	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-27 13:00	2026-07-01 14:26	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Lender has provided proof for VOM and VOR who signed the documents as the Title was left blank - Due Diligence Vendor-07/01/2026
Ready for Review-Document Uploaded. Lender notes XXXX is the Lien Holder for the VOM and XXXX owns the business that owns the prop associated with the VOM, please see attached supporting docs. The VOM have been verified with public records.   - Seller-06/29/2026
Counter-Received VOM for subject property and VOR for primary, missing Title of person who completed document. Both documents are not fully completed - Due Diligence Vendor-05/29/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-05/28/2026
																						Open-Housing History Does Not Meet Guideline Requirements The loan application reflects the borrower currently rents their current residence and pays $3,740 per month. However, a verification of rent for 12 months for the borrower is missing from the loan file. In addition, the loan file is missing a housing history for the subject property. Title reflects a private investor with a mortgage opened XXXX, however, the 12 month housing history is missing from the loan file. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Lender notes XXXX is the Lien Holder for the VOM and XXXX owns the business that owns the prop associated with the VOM, please see attached supporting docs. The VOM have been verified with public records. - Seller-06/29/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/28/2026	Resolved-Lender has provided proof for VOM and VOR who signed the documents as the Title was left blank - Due Diligence Vendor-07/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 672 LTV is less than guideline maximum - Required is 65 Borrower has 59.81		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9402372
XXXX	537	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1148	2026-05-27 12:21	2026-07-01 14:22	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received updated Title Commitment with sufficient coverage - Due Diligence Vendor-07/01/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/29/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). The loan amount is XXXX however, the title reflects proposed amount of insurance of XXXX. The loan file is missing a title addendum to the title updating the loan amount to XXXX. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/29/2026	Resolved-Received updated Title Commitment with sufficient coverage - Due Diligence Vendor-07/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 672 LTV is less than guideline maximum - Required is 65 Borrower has 59.81		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9400768
XXXX	537	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-05-22 12:27	2026-05-29 11:37	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received all addendums and Ex A legal description, There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/28/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached legal description, 1-4 Family Rider, Condominium Rider, and Prepayment Rider - Due Diligence Vendor-05/22/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/28/2026	Resolved-Received all addendums and Ex A legal description, There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-05/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 672 LTV is less than guideline maximum - Required is 65 Borrower has 59.81		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9350968
XXXX	602	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	454	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	544	XXXX	C	A	C	A	C	A	A	A	Closed	FCOM3957	2026-05-26 07:54	2026-06-02 09:55	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Initial Loan Estimate not provided within 3 days of application	Resolved-Received LE 04/22/2026. Finding Resolved. - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. Attached  - Seller-06/01/2026
Counter-Please provide a copy of the initial LE dated 04/22/2026. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. The initial LE was provided on 4/22 and the loan closed XXXX- see attached  - Seller-05/28/2026
																						Open------Initial LE 04/22/2026 not provided to borrower a minimum of 7 days prior to consummation XXXX counting all calendar days except Saturday (excluded for initial LE), Sunday and Federal Holidays. There is no obvious cure for this violation. statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Attached - Seller-06/01/2026 Ready for Review-Document Uploaded. The initial LE was provided on 4/22 and the loan closed XXXX- see attached - Seller-05/28/2026	Resolved-Received LE 04/22/2026. Finding Resolved. - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.33 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 772		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9368251
XXXX	544	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-05-26 07:55	2026-06-02 09:54	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/28/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/26/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.33 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 772			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9368254
XXXX	544	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-05-27 16:22	2026-05-29 16:11	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received housing history - Due Diligence Vendor-05/29/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/28/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. The loan application reflects the borrower rents their current residence for $3,500 per month. However, the loan file is missing a 12 month rental history. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-05/27/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/28/2026	Resolved-Received housing history - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.33 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 772			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9407609
XXXX	544	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-05-27 15:50	2026-05-29 16:09	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026 Open-Housing History Does Not Meet Guideline Requirements The loan application reflects the borrower rents their current residence for $3,500 per month. However, the loan file is missing a 12 month rental history. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026	Resolved-Received VOR - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.33 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 772		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9406973
XXXX	557	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE0076	2026-05-26 09:11	2026-06-23 13:31	Resolved	1 - Information	C	A	Credit	Eligibility	Delinquent Federal debt or other loan, mortgage, or financial obligation according to the 1003 Declaration	Resolved-Received LOE confirming no delinquent federal debt and marked in error. - Due Diligence Vendor-06/23/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/22/2026 Open-Delinquent Federal debt or other loan, mortgage, or financial obligation according to the 1003 Declaration. Missing borrower LOX clarifying "Yes" to default on Federal Debt on Declarations page of loan application. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/22/2026	Resolved-Received LOE confirming no delinquent federal debt and marked in error. - Due Diligence Vendor-06/23/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 22.31 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 735		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9369100
XXXX	557	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3634	2026-05-26 09:52	2026-06-02 11:10	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.33.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received 04/27/2026 lock confirmation for COC, acceptable per SFA. Finding Resolved. - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. A COC form was not completed - see attached lock. This should be sufficient to clear - Seller-06/01/2026
Counter-Please provide a copy of the COC for change in product or a PCCD for the cure. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. The discount points increased from $1728 to $6047 due to the income type changes to business bank statements. There was a cost of $4319.52- see attached  - Seller-05/28/2026
Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $4,319.33.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------Zero (0%) tolerance fees increased by 4,319.33 Points - Loan Discount Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $4,319.33, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C. Please provide coc for increases. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. A COC form was not completed - see attached lock. This should be sufficient to clear - Seller-06/01/2026 Ready for Review-Document Uploaded. The discount points increased from $1728 to $6047 due to the income type changes to business bank statements. There was a cost of $4319.52- see attached - Seller-05/28/2026	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.33.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received 04/27/2026 lock confirmation for COC, acceptable per SFA. Finding Resolved. - Due Diligence Vendor-06/02/2026

																									Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 22.31 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 735		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9369900
XXXX	557	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-05-26 09:52	2026-06-02 11:10	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/28/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/26/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 22.31 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 735			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9369903
XXXX	574	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	579	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-05-28 22:00	2026-06-29 17:25	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-VOR provided. - Due Diligence Vendor-06/29/2026 Ready for Review-Document Uploaded. See attached VOR, LE has already been cleared - Seller-06/29/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending Housing History and provide Initial Loan Estimate within 3 days of application dated 4/24/2026. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. See attached VOR, LE has already been cleared - Seller-06/29/2026	Resolved-VOR provided. - Due Diligence Vendor-06/29/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 5.18%. Required is 50 Borrower has 42.92 LTV is less than guideline maximum - LTV Required is 80% Borrower has 75%. Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 781. Required is 680 Borrower has 781		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9440829
XXXX	579	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-05-27 15:56	2026-06-29 17:24	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOR provided. - Due Diligence Vendor-06/29/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/29/2026 Open-Housing History Does Not Meet Guideline Requirements Provide 12 months Rental History with 0x30. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/29/2026	Resolved-VOR provided. - Due Diligence Vendor-06/29/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 5.18%. Required is 50 Borrower has 42.92 LTV is less than guideline maximum - LTV Required is 80% Borrower has 75%. Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 781. Required is 680 Borrower has 781		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9407053
XXXX	579	XXXX	C	A	C	A	C	A	A	A	Closed	FCOM3957	2026-05-26 13:19	2026-06-03 08:09	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Initial Loan Estimate not provided within 3 days of application	Resolved-Received Initial LE 04/24/2026. Finding Resolved. - Due Diligence Vendor-06/03/2026 Ready for Review-Document Uploaded. See attached - - Seller-06/01/2026 Counter-Received copy of initial 1003. Need copy of initial LE dated within 3 days of application. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. See attached - Seller-05/29/2026 Open------Please provide Initial Loan Estimate within 3 days of application dated 4/24/2026. Additional findings may apply upon receipt. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. See attached - - Seller-06/01/2026 Ready for Review-Document Uploaded. See attached - Seller-05/29/2026	Resolved-Received Initial LE 04/24/2026. Finding Resolved. - Due Diligence Vendor-06/03/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 5.18%. Required is 50 Borrower has 42.92 LTV is less than guideline maximum - LTV Required is 80% Borrower has 75%. Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 781. Required is 680 Borrower has 781		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9376337
XXXX	510	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	583	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-05-27 16:16	2026-06-30 14:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received property and liability coverage and total billing for both - Due Diligence Vendor-06/30/2026
Ready for Review-counter is not valid, please see same Invoice shows Paid of Policy XXXX. which is sufficient coverage. Please clear   - Seller-06/28/2026
Counter-Received hoi ( already present in file) and revised 1003/1008 reflecting reduction in HOI  ( XXXX hoi premium) condition remains XXXX invoice dated XXXX reflects Policy XXXX while  Certificate of Liability for subject reflects policy XXXX. Please provide invoice and proof of insurance with matching policies.  - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. Please see attached Subject HOI premium  - Seller-05/28/2026
																						Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided missing premium on policy - Due Diligence Vendor-05/27/2026	Ready for Review-counter is not valid, please see same Invoice shows Paid of Policy XXXX. which is sufficient coverage. Please clear - Seller-06/28/2026 Ready for Review-Document Uploaded. Please see attached Subject HOI premium - Seller-05/28/2026	Resolved-Received property and liability coverage and total billing for both - Due Diligence Vendor-06/30/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.57 Required is 50 Borrower has 36.57 LTV is less than guideline maximum - Required is 80 Borrower has 53.1 Required is 80 Borrower has 53.1 Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 815 Required is 620 Borrower has 815		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9407446
XXXX	583	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1252	2026-05-27 15:55	2026-06-01 12:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Received Prelim title. Title report #2 - reflects Note: There are NO conveyances affecting said Land recorded within 24 months of the date of this report. Property report reflects owners in title since XXXX - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Please see attached, Title shows no findings under, Note: There are no conveyances affecting said Land recorded within 24 months of the date of this report - Seller-05/28/2026 Open-Title Document is Incomplete MISSING COMPLETE TITLE with 24 mo Chain of Title provided. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached, Title shows no findings under, Note: There are no conveyances affecting said Land recorded within 24 months of the date of this report - Seller-05/28/2026	Resolved-Received Prelim title. Title report #2 - reflects Note: There are NO conveyances affecting said Land recorded within 24 months of the date of this report. Property report reflects owners in title since XXXX - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.57 Required is 50 Borrower has 36.57 LTV is less than guideline maximum - Required is 80 Borrower has 53.1 Required is 80 Borrower has 53.1 Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 815 Required is 620 Borrower has 815		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9407037
XXXX	474	XXXX	D	B	D	A	C	B	A	A	Closed	FCRE1506	2026-05-27 20:03	2026-07-02 11:58	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-credit supplement provided confirming no late payments. PITIA verified for all REO. - Due Diligence Vendor-07/01/2026
Ready for Review-Document Uploaded. Lender notes PITIA documented as follows: INV REO 3a. XXXX , tax XXXX / ins $221.83 = XXXX, REO 3b. XXXX., Tax XXXX / ins included in HOA  $600.50 (used amt from Sch. E) = XXXX AND  REO 3c. XXXX., ** Free & clear / tax XXXX / ins included in HOA $600.50 (used amt from Sch. E) = XXXX. Please see VOM shows no lates - Seller-05/28/2026
																						Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. The loan file is missing a satisfactory mortgage history for REO 3b and for REO 3c. The final loan application reflects mortgages for both with XXXX and the loan file has a mortgage statement for each, however, the loan file is missing a full 12 month history for each mortgage. Additional conditions may apply, pending review. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Lender notes PITIA documented as follows: INV REO 3a. XXXX , tax XXXX / ins $221.83 = XXXX, REO 3b. XXXX., Tax XXXX / ins included in HOA $600.50 (used amt from Sch. E) = XXXX AND REO 3c. XXXX., ** Free & clear / tax XXXX / ins included in HOA $600.50 (used amt from Sch. E) = XXXX. Please see VOM shows no lates - Seller-05/28/2026	Resolved-credit supplement provided confirming no late payments. PITIA verified for all REO. - Due Diligence Vendor-07/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.18 Required is 50 Borrower has 39.18 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 779 Required is 660 Borrower has 779		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9410724
XXXX	474	XXXX	D	B	D	A	C	B	A	A	Closed	FCRE7497	2026-05-27 19:51	2026-07-01 12:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Proof of PITIA provided for XXXX properties. - Due Diligence Vendor-07/01/2026
Ready for Review-Document Uploaded. Lender notes PITIA documented as follows: INV REO 3a. XXXX , tax XXXX / ins $221.83 = XXXX, REO 3b. XXXX., Tax XXXX / ins included in HOA  $600.50 (used amt from Sch. E) = XXXX AND  REO 3c. XXXX., ** Free & clear / tax XXXX / ins included in HOA $600.50 (used amt from Sch. E) = XXXX. Please see VOM shows no lates, Please expedite this to be cleared as soon as possible - Seller-05/28/2026
																						Open-Please provide documentation for REO 3c to verify $1,608.52 in monthly obligations and for REO 3d to verify $2,160.81 in monthly obligations as noted on the final loan application dated XXXX. Additional conditions may apply, pending review. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Lender notes PITIA documented as follows: INV REO 3a. XXXX , tax XXXX / ins $221.83 = XXXX, REO 3b. XXXX., Tax XXXX / ins included in HOA $600.50 (used amt from Sch. E) = XXXX AND REO 3c. XXXX., ** Free & clear / tax XXXX / ins included in HOA $600.50 (used amt from Sch. E) = XXXX. Please see VOM shows no lates, Please expedite this to be cleared as soon as possible - Seller-05/28/2026	Resolved-Proof of PITIA provided for XXXX properties. - Due Diligence Vendor-07/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.18 Required is 50 Borrower has 39.18 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 779 Required is 660 Borrower has 779		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9410675
XXXX	474	XXXX	D	B	D	A	C	B	A	A	Closed	FCRE1440	2026-05-27 19:21	2026-07-01 12:52	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOM provided confirming no late payments. - Due Diligence Vendor-07/01/2026
Ready for Review-Document Uploaded. Lender notes PITIA documented as follows: INV REO 3a. XXXX , tax XXXX / ins $221.83 = XXXX, REO 3b. XXXX, Tax XXXX / ins included in HOA  $600.50 (used amt from Sch. E) = XXXX AND  REO 3c. XXXX., ** Free & clear / tax XXXX / ins included in HOA $600.50 (used amt from Sch. E) = XXXX. Please see VOM shows no lates, Please expedite this to be cleared as soon as possible  - Seller-05/28/2026
																						Open-Housing History Does Not Meet Guideline Requirements The loan file is missing a satisfactory mortgage history for REO 3b and for REO 3c. The final loan application reflects mortgages for both with XXXX and the loan file has a mortgage statement for each, however, the loan file is missing a full 12 month history for each mortgage. Additional conditions may apply, pending review. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Lender notes PITIA documented as follows: INV REO 3a. XXXX , taxXXXX / ins $221.83 = XXXX, REO 3b. XXXX, Tax $508.02 / ins included in HOA $600.50 (used amt from Sch. E) = XXXX AND REO 3c. XXXX., ** Free & clear / tax XXXX / ins included in HOA $600.50 (used amt from Sch. E) = XXXX. Please see VOM shows no lates, Please expedite this to be cleared as soon as possible - Seller-05/28/2026	Resolved-VOM provided confirming no late payments. - Due Diligence Vendor-07/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.18 Required is 50 Borrower has 39.18 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 779 Required is 660 Borrower has 779		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9410411
XXXX	474	XXXX	D	B	D	A	C	B	A	A	Closed	finding-3634	2026-05-26 10:33	2026-06-10 08:30	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/10/2026
Ready for Review-Document Uploaded.  - Seller-06/09/2026
Counter-The $113.80 cure on the final CD cured the 10% tolerance for the increase in recoding fees. The $64.05 cure need is for the increase in the credit report fee. Finding Remains. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. This was cure on the final CD - Seller-05/29/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $64.05.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $64.05 Credit Report Fee  without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $64.0, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C. Please provide coc for increases.
																						- Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. - Seller-06/09/2026 Ready for Review-Document Uploaded. This was cure on the final CD - Seller-05/29/2026	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/10/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.18 Required is 50 Borrower has 39.18 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 779 Required is 660 Borrower has 779		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9371009
XXXX	593	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-05-27 15:07	2026-06-30 15:59	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Corrected XXXX report received. - Due Diligence Vendor-06/30/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/29/2026 Counter-Received Fraud report. The correct appraisal company is XXXX. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/28/2026 Open-All Interested Parties Not Checked with Exclusionary Lists for the seller on the OFAC checklist. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/29/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/28/2026	Resolved-Corrected XXXX report received. - Due Diligence Vendor-06/30/2026	LTV is less than guideline maximum - Maximum LTV is 85%; Borrower LTV is 75% Required is 85 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 640; Borrower has 739. Required is 640 Borrower has 739		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9405430
XXXX	593	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-05-27 15:21	2026-06-01 13:27	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received EMD waiver. - Due Diligence Vendor-06/01/2026 Ready for Review-Lender notes the EMD was waived, see attached and all Funds to close came from the same source, which were the proceeds from concurrent closing. - Seller-05/28/2026 Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 6 month(s) . Wire was received from the borrower to XXXX in the amount of $616,882.29. Down payment of $249,750 included in this amount was not sourced . Provide asset documentation to support the down payment. - Due Diligence Vendor-05/27/2026	Ready for Review-Lender notes the EMD was waived, see attached and all Funds to close came from the same source, which were the proceeds from concurrent closing. - Seller-05/28/2026	Resolved-Received EMD waiver. - Due Diligence Vendor-06/01/2026	LTV is less than guideline maximum - Maximum LTV is 85%; Borrower LTV is 75% Required is 85 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 640; Borrower has 739. Required is 640 Borrower has 739		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9405747
XXXX	616	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-28 11:09	2026-06-08 17:19	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-After further review- property in question is a commercial lot and does not need to be included as it is owned by an LLC- condition resolved - Due Diligence Vendor-06/08/2026

Ready for Review-The only property, although it is a commercial property, with a contingent liability is XXXX. and it is included. As previously explained and supported with screenshots, the remaining REOs owned by the borrower are either commercial properties, lots or owned by an LLC. Please escalate and clear this finding. - Seller-06/05/2026

Counter-Received xpl and revised 1003/1008 removing properties 3b and 3c. 8.1 Contingent liability applies, and the debt must be included in the DTI, if an individual applying for a mortgage is a cosigner/co-obligor on: o Car Loan o Student Loan o Mortgage
o Any other obligation. Excluded from DTI: Debts paid by others can be excluded from the DTI Ratio if the debt is being paid in a satisfactory manner by another party for the past 6 months. Acceptable documentation would include cancelled checks or bank statements that consistently show another party making at least the past 6 payments. Please add back or provide supporting documentation to exclude from DTI as required by gl. - Due Diligence Vendor-06/02/2026

Ready for Review-Document Uploaded. Property 3b (XXXX.) was incorrectly included on the loan application as the property is a commercial property/parking lot. Please see revised 1003 and 1008. - Seller-06/01/2026

																						Open-Housing History Does Not Meet Guideline Requirements Missing - 12 month mortgage pay history on REO 3b. - Due Diligence Vendor-05/28/2026	Ready for Review-The only property, although it is a commercial property, with a contingent liability is XXXX. and it is included. As previously explained and supported with screenshots, the remaining REOs owned by the borrower are either commercial properties, lots or owned by an LLC. Please escalate and clear this finding. - Seller-06/05/2026 Ready for Review-Document Uploaded. Property 3b (XXXX.) was incorrectly included on the loan application as the property is a commercial property/parking lot. Please see revised 1003 and 1008. - Seller-06/01/2026	Resolved-After further review- property in question is a commercial lot and does not need to be included as it is owned by an LLC- condition resolved - Due Diligence Vendor-06/08/2026	LTV is less than guideline maximum - Required is 660 Borrower has 792 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - .Required is 660 Borrower has 792 Required is 660 Borrower has 792		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9422969
XXXX	616	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-05-28 11:13	2026-06-08 17:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-After further review- property in question is a commercial lot and does not need to be included as it is owned by an LLC- condition resolved - Due Diligence Vendor-06/08/2026

Ready for Review-The only property, although it is a commercial property, with a contingent liability is XXXX. and it is included. As previously explained and supported with screenshots, the remaining REOs owned by the borrower are either commercial properties, lots or owned by an LLC. Please escalate and clear this finding. - Seller-06/05/2026

Counter-Received xpl and revised 1003/1008 removing properties 3b and 3c. 8.1 Contingent liability applies, and the debt must be included in the DTI, if an individual applying for a mortgage is a cosigner/co-obligor on: o Car Loan o Student Loan o Mortgage o Any other obligation. Excluded from DTI: Debts paid by others can be excluded from the DTI Ratio if the debt is being paid in a satisfactory manner by another party for the past 6 months. Acceptable documentation would include cancelled checks or bank statements that consistently show another party making at least the past 6 payments. Please add back or provide supporting documentation to exclude from DTI as required by gl. - Due Diligence Vendor-06/02/2026

Ready for Review-Document Uploaded. Property 3b (XXXX.), 3c (XXXX), 3f (XXXX) and 3g (XXXX) were incorrectly included on the loan application as they are all either commercial properties, lots or owned by an LLC.  Please see revised 1003 and 1008.
 - Seller-06/01/2026

Open-Missing taxes, insurance and HOA payments on the follow properties listed on application. 3b, 3c,3f, 3g. - Due Diligence Vendor-05/28/2026	Ready for Review-The only property, although it is a commercial property, with a contingent liability is XXXX. and it is included. As previously explained and supported with screenshots, the remaining REOs owned by the borrower are either commercial properties, lots or owned by an LLC. Please escalate and clear this finding. - Seller-06/05/2026
 Ready for Review-Document Uploaded. Property 3b (XXXX.), 3c (XXXX), 3f (XXXX) and 3g (XXXX) were incorrectly included on the loan application as they are all either commercial properties, lots or owned by an LLC.  Please see revised 1003 and 1008.
 - Seller-06/01/2026
																								Resolved-After further review- property in question is a commercial lot and does not need to be included as it is owned by an LLC- condition resolved - Due Diligence Vendor-06/08/2026	LTV is less than guideline maximum - Required is 660 Borrower has 792 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - .Required is 660 Borrower has 792 Required is 660 Borrower has 792		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9423216
XXXX	616	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0197	2026-05-28 11:49	2026-06-08 15:24	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Seller CD ; PCCD has been entered, there were no changes to audit data. - Due Diligence Vendor-06/08/2026 Ready for Review-Please see attached. - Seller-06/05/2026 Counter-Received Seller CD dated XXXX reflecting disbursement XXXX, Please provide the corresponding PCCD as the most recent CD present in file is dated XXXX with Disbursement date XXXX. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/01/2026 Open-The Final SELLER CD/HUD is missing. The Final SELLER CD/HUD is missing - Due Diligence Vendor-05/28/2026	Ready for Review-Please see attached. - Seller-06/05/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/01/2026	Resolved-Received Seller CD ; PCCD has been entered, there were no changes to audit data. - Due Diligence Vendor-06/08/2026	LTV is less than guideline maximum - Required is 660 Borrower has 792 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - .Required is 660 Borrower has 792 Required is 660 Borrower has 792		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9425085
XXXX	415	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-28 08:03	2026-06-15 15:03	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received complete 12 month primary housing history. - Due Diligence Vendor-06/15/2026

Ready for Review-Document Uploaded. Pease see attached.  - Seller-06/12/2026

Counter-Received VOR through 4/2025 and credit report reflecting Mtg rating 5/25-12/25.  Mtg statements for 3/26 and 4/26.  Missing Jan and Feb proof of payments - Due Diligence Vendor-05/29/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-05/28/2026

																						Open-Housing History Does Not Meet Guideline Requirements Missing full 12 month housing payment history. Upon receipt additional information maybe required. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Pease see attached. - Seller-06/12/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026	Resolved-Received complete 12 month primary housing history. - Due Diligence Vendor-06/15/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.96 Required is 50 Borrower has 42.96 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 756 Required is 680 Borrower has 756		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9418468
XXXX	415	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-05-28 08:17	2026-06-15 15:02	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received complete 12 month primary housing history. - Due Diligence Vendor-06/15/2026

Ready for Review-Please refer to uploaded documents in related finding. - Seller-06/12/2026

Counter-Pending complete housing history.  Received VOR through 4/2025 and credit report reflecting Mtg rating 5/25-12/25. Mtg statements for 3/26 and 4/26. Missing Jan and Feb proof of payments - Due Diligence Vendor-05/29/2026

Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/28/2026

																						Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Upon receipt of the conditions ATR/ QM should be able to be determined. Additional information maybe required. - Due Diligence Vendor-05/28/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-06/12/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/28/2026	Resolved-Received complete 12 month primary housing history. - Due Diligence Vendor-06/15/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.96 Required is 50 Borrower has 42.96 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 756 Required is 680 Borrower has 756			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9418732
XXXX	415	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-05-28 07:35	2026-05-29 13:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received EA letter prior to close - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing Verbal VOE prior to closing. Upon receipt additional information maybe required. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026	Resolved-Received EA letter prior to close - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.96 Required is 50 Borrower has 42.96 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 756 Required is 680 Borrower has 756		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9418073
XXXX	415	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-05-28 07:35	2026-05-29 13:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received EA letter confirming ownership - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026 Open-Borrower 1 CPA Letter Missing Missing CPA Letter confirming the percentage of ownership the borrower has. Upon receipt additional information maybe required. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/28/2026	Resolved-Received EA letter confirming ownership - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.96 Required is 50 Borrower has 42.96 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 756 Required is 680 Borrower has 756		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9418074
XXXX	437	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1506	2026-05-28 10:24	2026-06-01 15:32	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR and Mortgage statements to document payment history of reos. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. Please see attached VOR and  all payments since inception for XXXX and XXXX.  Please expedite this to be cleared as soon as possible - Seller-05/29/2026
																						Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Verification of the borrower's rent history was not identified in the file. Additionally, 2 of the borrower's properties mortgages payment histories were not identified in the file. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached VOR and all payments since inception for XXXX and XXXX. Please expedite this to be cleared as soon as possible - Seller-05/29/2026	Resolved-Received VOR and Mortgage statements to document payment history of reos. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.34 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 804		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9421695
XXXX	437	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-28 10:03	2026-06-01 15:29	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR and Mortgage statements to document payment history of reos. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Please see attached VOR and all payments since inception for XXXXand XXXX. Please expedite this to be cleared as soon as possible - Seller-05/29/2026 Open-Housing History Does Not Meet Guideline Requirements A verification of rent for the borrower's departing residence was not identified in the file. Additionally, verifications of the mortgages for properties 3.c and 3.d were not identified in the file. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached VOR and all payments since inception for XXXXand XXXX. Please expedite this to be cleared as soon as possible - Seller-05/29/2026	Resolved-Received VOR and Mortgage statements to document payment history of reos. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.34 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 804		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9421150
XXXX	533	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	547	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	509	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	532	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-28 12:26	2026-07-07 15:35	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-After further review- Commercial VOM for property 3b- XXXX- is in file verifying on time payments from 11/25 to present. Mtg payment is included in ratios as most conservative. REO is in the name of XXXX Previous construction loan was also in the business name- Brw not personally liable. Since the previous loan lists the construction company as the lender- an additional VOM would not be required. - Due Diligence Vendor-07/07/2026
Ready for Review-Document Uploaded. Please see attached Property Profile which shows that the property was purchased by XXXX with a Construction Loan.  Since the loan list the construction company as the lender, and the property is not the subject, verification of the mortgage obtain for the purchase would not be required.  Please clear this finding. - Seller-06/30/2026
Counter-Received VOM for XXXX to cover 12 months.  Received VOM for XXXX from 11/4/25, but Fraud report confirm property purchased prior to.  Finding remains.  - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-05/29/2026
																						Open-Housing History Does Not Meet Guideline Requirements The loan application reflects mortgages for two of the borrower's investment properties. The loan file is missing satisfactory 12 MONTH mortgage histories for REO 3b and REO 3C. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached Property Profile which shows that the property was purchased by XXXX with a Construction Loan. Since the loan list the construction company as the lender, and the property is not the subject, verification of the mortgage obtain for the purchase would not be required. Please clear this finding. - Seller-06/30/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/29/2026	Resolved-After further review- Commercial VOM for property 3b- XXXX- is in file verifying on time payments from 11/25 to present. Mtg payment is included in ratios as most conservative. REO is in the name of XXXX Previous construction loan was also in the business name- Brw not personally liable. Since the previous loan lists the construction company as the lender- an additional VOM would not be required. - Due Diligence Vendor-07/07/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 21.37 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 801		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9426148
XXXX	532	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-05-28 12:34	2026-06-01 14:11	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/29/2026 Open-OFAC Check Not Completed and/or Cleared OFAC was not run for the Sellers, Buyer's real estate Broker and firm name and Seller's real estate Broker and Firm name. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/29/2026	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 21.37 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 801		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9426375
XXXX	513	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	522	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1151	2026-05-28 09:34	2026-06-30 09:54	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Satisfactory Chain of Title has been provided with the property report - Due Diligence Vendor-06/30/2026
Ready for Review-Document Uploaded. Please see attached prop Profile which contains the transaction history for the property.   - Seller-06/30/2026
Counter-Received duplicate Title.  Deed recorded appear to be from the purchase in XXXX that does not include prior ownership.   - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. Lender notes the Prelim shows item 9, Warranty Deed, recorded in XXXX, Real Property Records of XXXX. - Seller-05/29/2026
																						Open-Unsatisfactory Chain of Title provided. 24 months chain not provided, please provide - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached prop Profile which contains the transaction history for the property. - Seller-06/30/2026 Ready for Review-Document Uploaded. Lender notes the Prelim shows item 9, Warranty Deed, recorded in XXXX, Real Property Records of XXXX. - Seller-05/29/2026	Resolved-Satisfactory Chain of Title has been provided with the property report - Due Diligence Vendor-06/30/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.107 Required is 0.8 Borrower has 1.107 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 735 Required is 700 Borrower has 735		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9420518
XXXX	565	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-28 16:01	2026-06-01 13:10	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR 0x30. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Lender notes VOR meets the 12 months verified, see attached - Seller-05/29/2026 Open-Housing History Does Not Meet Guideline Requirements Need VOR for prior primary rental to complete a full 12 month housing history. Additional findings may apply. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Lender notes VOR meets the 12 months verified, see attached - Seller-05/29/2026	Resolved-Received VOR 0x30. - Due Diligence Vendor-06/01/2026	LTV is less than guideline maximum - Required is 75 Borrower has 52.13 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 746		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9433390
XXXX	607	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-05-28 11:31	2026-07-01 14:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received VOE - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Please see attached payment history for Primary XXXX - Seller-05/29/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing B1 - Provide missing Lender VVOE dated within 10 days of Note Date. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached payment history for Primary XXXX - Seller-05/29/2026	Resolved-Received VOE - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.78 LTV is less than guideline maximum - Required is 85 Borrower has 78.86 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 809		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9423704
XXXX	607	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-05-28 12:15	2026-06-30 09:37	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received lease signed by Tenant and effective 1/2024 and 12 months payments to XXXX. - Due Diligence Vendor-06/30/2026 Ready for Review-Document Uploaded. Please see attached payment history for Primary XXXX - Seller-05/29/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. ATR/QM Pending: Incomplete Housing History B1, Finding added. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached payment history for Primary XXXX - Seller-05/29/2026	Resolved-Received lease signed by Tenant and effective 1/2024 and 12 months payments to XXXX. - Due Diligence Vendor-06/30/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.78 LTV is less than guideline maximum - Required is 85 Borrower has 78.86 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 809		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9425896
XXXX	607	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-28 11:48	2026-06-30 09:37	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received lease signed by Tenant and effective 1/2024 and 12 months payments to XXXX. - Due Diligence Vendor-06/30/2026 Ready for Review-Document Uploaded. Please see attached payment history for Primary XXXX - Seller-05/29/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing VOR for B1’s Primary Rental History - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached payment history for Primary XXXX - Seller-05/29/2026	Resolved-Received lease signed by Tenant and effective 1/2024 and 12 months payments to XXXX. - Due Diligence Vendor-06/30/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.78 LTV is less than guideline maximum - Required is 85 Borrower has 78.86 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 809		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9425054
XXXX	607	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0105	2026-05-28 12:09	2026-06-01 15:03	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. Not a Valid finding, Lender notes Subject Property type is Garden style, ground single level and does not fit the SB 326 requirements as mandated, and the Questionnaire has determined Last inspection did not have any findings related to the safety, soundness, structural integrity, or habitability of the project's building(s).  Please expedite this to be cleared as soon as possible - Seller-05/29/2026
																						Open-The file does not contain the required structural engineer report per state law. Missing proof of Structural Inspection, required in XX. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Not a Valid finding, Lender notes Subject Property type is Garden style, ground single level and does not fit the SB 326 requirements as mandated, and the Questionnaire has determined Last inspection did not have any findings related to the safety, soundness, structural integrity, or habitability of the project's building(s). Please expedite this to be cleared as soon as possible - Seller-05/29/2026	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.78 LTV is less than guideline maximum - Required is 85 Borrower has 78.86 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 809		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9425734
XXXX	603	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	496	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	581	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	461	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	515	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	538	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE1205	2026-05-28 10:10	2026-07-08 12:26	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Attached is the Final DV with updated LPA. 1000 pass score across all fields. - Seller-05/29/2026 Open-OFAC Check Not Completed and/or Cleared for Underwriter. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Attached is the Final DV with updated LPA. 1000 pass score across all fields. - Seller-05/29/2026	Resolved-Received Fraud Report. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.46 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 794		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9421343
XXXX	538	XXXX	C	B	C	A	C	B	A	A	Closed	finding-3634	2026-05-26 12:02	2026-07-02 08:30	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-07/02/2026
Ready for Review-Document Uploaded.  - Seller-07/01/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $60.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------- Zero (0%) tolerance fees increased by $60.00 Credit Report Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $60.00 post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. - Seller-07/01/2026	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-07/02/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.46 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 794		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9374341
XXXX	598	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-27 22:03	2026-06-01 12:51	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM for subject property since 12/2025, Housing History Meets Guideline Requirements - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Attached is the VOM for subject inv prop. No issues found. - Seller-05/28/2026 Open-Housing History Does Not Meet Guideline Requirements Missing mortgage history for subject property. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Attached is the VOM for subject inv prop. No issues found. - Seller-05/28/2026	Resolved-Received VOM for subject property since 12/2025, Housing History Meets Guideline Requirements - Due Diligence Vendor-06/01/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.121 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.121 LTV is less than guideline maximum - LTV of 75% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 804 which exceeds the minimum of 660 Required is 660 Borrower has 804		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9412582
XXXX	439	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	479	XXXX	C	B	C	B	C	B	A	A	Closed	finding-3634	2026-05-26 12:38	2026-06-10 08:04	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/10/2026
Ready for Review-Document Uploaded. Cure docs for both conditions attached  - Seller-06/09/2026
Counter-Received explanation of fees not on COC. Corrected finding is as follows. Zero (0%) tolerance fees increased by $20.50 (Transfer Taxes) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $20.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX(2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. The lender credit decreased from $775 to a discount of $1355 due to an LTV exception
The broker fee is based on the loan amount. The loan amount went from XXXX to $XXXX. This is valid.
The only cure should be for the transfer taxes. They went from $431 to $451. Please review
 - Seller-05/29/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,689.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $1,689.50 (Points - Loan Discount Fee, Mortgage Broker Fee, and Transfer Taxes) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $1,689.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C [COC in file 5/11/2026 does not state clearly why loan discount points and mortgage broker fee increased] - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. Cure docs for both conditions attached - Seller-06/09/2026 Ready for Review-Document Uploaded. The lender credit decreased from $775 to a discount of $1355 due to an LTV exception The broker fee is based on the loan amount. The loan amount went from XXXX to XXXX. This is valid. The only cure should be for the transfer taxes. They went from $431 to $451. Please review - Seller-05/29/2026	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/10/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 29.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 683		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9375347
XXXX	479	XXXX	C	B	C	B	C	B	A	A	Closed	finding-3352	2026-05-26 12:38	2026-06-10 08:04	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/28/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/26/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 29.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 683			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9375350
XXXX	479	XXXX	C	B	C	B	C	B	A	A	Closed	finding-2504	2026-05-26 12:38	2026-06-10 08:04	Cured	2 - Non-Material	C	B	Compliance	Points & Fees	TILA Foreclosure Rescission Finance Charge Test	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/10/2026
Ready for Review-See other condition  - Seller-06/09/2026
Open-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from  12 CFR §226.23(h) )The finance charge is $506,496.31. The disclosed finance charge of $506,446.31 is not considered accurate for purposes of rescission because it is understated by more than $35. -----  Finance charge is understated by $50 which exceeds threshold of $35. Provide evidence of refund or principal reduction for $50 or, at a minimum, to the $35 threshold, post-close CD, LOE and evidence of delivery to the borrower within 60 days of discovery. Statute also requires that rescission be re-opened. Provide evidence of same. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C
																						- Due Diligence Vendor-05/26/2026	Ready for Review-See other condition - Seller-06/09/2026	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/10/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 29.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 683			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9375353
XXXX	479	XXXX	C	B	C	B	C	B	A	A	Closed	finding-3625	2026-05-26 12:38	2026-06-01 12:45	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD XXXX correcting payee in section B. Finding Resolved. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. See attached  - Seller-05/29/2026
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. ----- Credit Report in section B is payable to Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date XXXX.
																						- Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. See attached - Seller-05/29/2026	Resolved-Received PCCD XXXX correcting payee in section B. Finding Resolved. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 29.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 683		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9375351
XXXX	479	XXXX	C	B	C	B	C	B	A	A	Closed	finding-3652	2026-05-26 12:38	2026-06-01 12:41	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation for decrease in fee with change of LTV, fees not listed on COC. Finding resolved. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. The lender credit decreased from $775 to a discount of $1355 due to an LTV exception - see attached  - Seller-05/29/2026
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($755.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $775 to $0 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $775, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C. [COC in file for 5/11/2026 does not clearly explain why lender credits decreased]
																						- Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. The lender credit decreased from $775 to a discount of $1355 due to an LTV exception - see attached - Seller-05/29/2026	Resolved-Received explanation for decrease in fee with change of LTV, fees not listed on COC. Finding resolved. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 29.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 683		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9375346
XXXX	479	XXXX	C	B	C	B	C	B	A	A	Closed	FCRE1194	2026-05-28 10:30	2026-05-28 15:32	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted to allow LTV to 70%, Non-material waiver applied with comp factors. - Due Diligence Vendor-05/28/2026 Open-Audited LTV of 70% exceeds Guideline LTV of 65% The loan file contains an Exception Request from the lender for a 5% LTV increase. The guideline for a refinance for ITIN borrower is 65% but the loan closed with a LTV ratio of 70%. - Due Diligence Vendor-05/28/2026		Waived-Originator exception granted to allow LTV to 70%, Non-material waiver applied with comp factors. - Due Diligence Vendor-05/28/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 29.84 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 683	CLEAN CREDIT 24 MONTHS DTI 5+ BELOW MAX Years on Job: 8		QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	N/A	9421835
XXXX	498	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1206	2026-05-28 13:29	2026-07-01 14:16	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received XXXX to clear Appraiser. All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/01/2026

Ready for Review-Document Uploaded. Attached is the XXXX that shows no matches for the appraiser XXXX.  - Seller-06/29/2026

Counter-Received Fraud report with GSA-EPLS  Fail for Appraiser.  Lender to document verification of clearance.  - Due Diligence Vendor-06/02/2026

Ready for Review-Document Uploaded. Attached is the Final DV report with updated LPA. - Seller-05/29/2026

																						Open-All Interested Parties Not Checked with Exclusionary Lists Provide Exclusionary check for the Underwriter(s). - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Attached is the XXXX that shows no matches for the appraiser XXXX. - Seller-06/29/2026 Ready for Review-Document Uploaded. Attached is the Final DV report with updated LPA. - Seller-05/29/2026	Resolved-Received XXXX to clear Appraiser. All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.6 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 768		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9428073
XXXX	498	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1205	2026-05-28 13:29	2026-07-01 14:16	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated Fraud Report, OFAC Check Completed and Cleared - Due Diligence Vendor-07/01/2026 Ready for Review-Document Uploaded. Attached is the XXXX for the appraiser XXXX shows no matches found. - Seller-06/29/2026 Counter-Received Fraud report with GSA-EPLS Fail for Appraiser. Lender to document verification of clearance. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Attached is the Final DV report with updated LPA. - Seller-05/29/2026 Open-OFAC Check Not Completed and/or Cleared Provide OFAC check on the Underwriter(s) - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Attached is the XXXX for the appraiser XXXX shows no matches found. - Seller-06/29/2026 Ready for Review-Document Uploaded. Attached is the Final DV report with updated LPA. - Seller-05/29/2026	Resolved-Received updated Fraud Report, OFAC Check Completed and Cleared - Due Diligence Vendor-07/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.6 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 768		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9428074
XXXX	498	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1316	2026-05-28 13:07	2026-06-02 11:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received Borrower 1 3rd Party VOE - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Attached is the VVOE done on XXXX. CD is XXXX. No issues found. - Seller-05/29/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide missing VVOE within 10 business days of the note date - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Attached is the VVOE done on XXXX. CD is XXXX. No issues found. - Seller-05/29/2026	Resolved-Received Borrower 1 3rd Party VOE - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.6 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 768		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9427364
XXXX	498	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE8701	2026-05-28 12:02	2026-06-02 11:31	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Received Operating Agreement, Articles of Organization, EIN,XXXX documents. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Attached is the Operating Agreement, Articles of Organization, bank in resolution and EIN. No issues found. - Seller-05/29/2026 Open-The Business Entity Formation Document is Missing. Provide Missing Articles of Incorporation. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Attached is the Operating Agreement, Articles of Organization, bank in resolution and EIN. No issues found. - Seller-05/29/2026	Resolved-Received Operating Agreement, Articles of Organization, EIN,XXXX documents. - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.6 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 768		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9425529
XXXX	498	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0108	2026-05-28 14:08	2026-05-29 09:07	Waived	2 - Non-Material	C	B	Credit	Insurance	Fidelity Coverage not met	Waived-Originator exception granted to allow crime coverage below requirement, non-material waiver applied with comp factors. - Due Diligence Vendor-05/29/2026 Open-Fidelity Coverage not met. Exception request for : Crime Coverage is at 100K, which is below minimum 3 months assessments requirement of $189,468. Guideline: Condo crime coverage was below requirement of 189K - Due Diligence Vendor-05/28/2026		Waived-Originator exception granted to allow crime coverage below requirement, non-material waiver applied with comp factors. - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.6 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 768	Qualifying FICO score 20 points above min. 5+ years verifed employment history exceeds guidelines Qualifying DTI 5% below max allowed Years on the Job 8		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	9429138
XXXX	475	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	422	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	559	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	580	XXXX	C	B	C	A	B	B	A	A	Closed	FCRE1506	2026-05-28 14:03	2026-06-02 11:13	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received outstanding Findings. - Due Diligence Vendor-06/02/2026 Ready for Review-Please clear - Seller-05/29/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Upon receipt of the conditions ATR/QM should be able to be determined. Additional information maybe required. - Due Diligence Vendor-05/28/2026	Ready for Review-Please clear - Seller-05/29/2026	Resolved-Received outstanding Findings. - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 28.27 Required is 50 Borrower has 28.27 LTV is less than guideline maximum - Max LTV is 85 Borrower has 70 Required is 85 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 692 Required is 660 Borrower has 692			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9429027
XXXX	580	XXXX	C	B	C	A	B	B	A	A	Closed	FCRE1204	2026-05-28 13:52	2026-06-02 11:12	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received XXXX to document no findings for XXXX - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached XXXX _ Search XXXX - No match - Seller-05/29/2026 Open-Fraud Report Shows Uncleared Alerts Missing proof of the GSA-EPLS Fail used to clear the condition. Upon receipt of the conditions additional information maybe required. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached XXXX _ Search XXXX - No match - Seller-05/29/2026	Resolved-Received XXXX to document no findings for XXXX - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 28.27 Required is 50 Borrower has 28.27 LTV is less than guideline maximum - Max LTV is 85 Borrower has 70 Required is 85 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 692 Required is 660 Borrower has 692		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9428643
XXXX	580	XXXX	C	B	C	A	B	B	A	A	Closed	FCRE1440	2026-05-28 13:48	2026-06-02 11:11	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/29/2026 Open-Housing History Does Not Meet Guideline Requirements Missing proof of the most recent 12 months housing payment history. Upon receipt additional information maybe required. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/29/2026	Resolved-Received VOR. - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 28.27 Required is 50 Borrower has 28.27 LTV is less than guideline maximum - Max LTV is 85 Borrower has 70 Required is 85 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 692 Required is 660 Borrower has 692		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9428544
XXXX	580	XXXX	C	B	C	A	B	B	A	A	Closed	FCOM1267	2026-05-27 09:51	2026-05-27 09:51	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Partially Provided	Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) originator waiver applied to non-material findings - Due Diligence Vendor-05/27/2026		Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) originator waiver applied to non-material findings - Due Diligence Vendor-05/27/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 28.27 Required is 50 Borrower has 28.27 LTV is less than guideline maximum - Max LTV is 85 Borrower has 70 Required is 85 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 692 Required is 660 Borrower has 692			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	9396022
XXXX	597	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1232	2026-05-28 14:48	2026-07-15 09:21	Resolved	1 - Information	C	A	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Resolved-After further review- subject is considered a STR and was underwritten as such by lender. Acceptable documentation methods for a STR refi are the same as those outlined in Section 3.2 of G/L which state a Form 1007 prepared by the appraiser, reflecting long-term or short-term market rents is acceptable. If long-term rent is used, no expense factor is applied. The appraiser used LTR of $1900 on the 1007 which is used for qualifying w/ no expense factor. No min DSCR for STR. - Due Diligence Vendor-06/26/2026
Counter-1007 used long term rents.  Please provide the documentation used for the Short-Term Rental income. Additional findings may apply. - Due Diligence Vendor-06/17/2026
Ready for Review-We respectfully disagree. Per XXXX DSCR guidelines, ANY of the following methods may be used to determine gross monthly rental income:
• A Form 1007 or 1025 Comparable Rent Schedule prepared by the appraiser, reflecting long-term or short-term market rents. If long-term rent is used, no expense factor is applied. If short-term rent is used, the appraiser must indicate an occupancy/vacancy factor; otherwise, a 20% vacancy factor will be applied.
• An alternative market rent analysis similar to XXXX Form 1007/1025, completed by a licensed appraiser pursuant to the lender's appraisal management process. Must include the daily rental rate and occupancy percentage.
• The most recent 12-month rental history statement from a third-party rental or management service. The statement must identify the subject property, rents collected for the prior 12 months, and all vendor management fees. Qualifying income must be net of all vendor or management fees. The most recent 12-month bank statements from the borrower evidencing short-term rental deposits, accompanied by rental records supporting the monthly deposit amounts.
• XXXX) Rentalizer/Property Earning Potential Report — for purchase transactions only. Gross rents equal the revenue projection (average daily rate × occupancy rate). The forecast period must cover 12 months and be dated within 90 days of the Note date. The report must include three (3) comparable properties and reflect a market score of 60 or higher. Maximum occupancy is limited to two (2) individuals per bedroom.

Therefore, the previously provided 1007 along with the Appraiser's commentary is acceptable. - Seller-06/16/2026
Counter-Received 1007 with long term market rents, provide short term rental documentation meeting GL and DSCR calculation additional findings may apply. - Due Diligence Vendor-06/08/2026
Ready for Review-Document Uploaded. Please see attached comments by the appraiser. The subject property is and was underwritten as a Short Term Rental. The loan meets all the required parameters for an STR. - Seller-06/05/2026
Counter-The 1007 was completed with long term rent per the appraiser: The short term rental market is inconsistent, seasonal and XXXXn primarily by external participants (vacationers), they are booked through rental management companys, automated web sites and are difficult to confirm. This type of information is not regulated and not considered reliable data for appraisal and market value. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. We respectfully disagree. The subject property is and was underwritten as a Short Term Rental. As such, per the attached matrix, the loan meets all the required parameters for an STR. It is further noted that all STRs are vacant properties.  - Seller-05/29/2026
Open-The Calculated DSCR of '1.009' is less than the minimum DSCR per lender guidelines of '1.15'. Vacant Property (Refinance) - 1.15 Min DSCR - Due Diligence Vendor-05/28/2026	Ready for Review-We respectfully disagree. Per XXXX DSCR guidelines, ANY of the following methods may be used to determine gross monthly rental income:
• A Form 1007 or 1025 Comparable Rent Schedule prepared by the appraiser, reflecting long-term or short-term market rents. If long-term rent is used, no expense factor is applied. If short-term rent is used, the appraiser must indicate an occupancy/vacancy factor; otherwise, a 20% vacancy factor will be applied.
• An alternative market rent analysis similar to XXXX Form 1007/1025, completed by a licensed appraiser pursuant to the lender's appraisal management process. Must include the daily rental rate and occupancy percentage.
• The most recent 12-month rental history statement from a third-party rental or management service. The statement must identify the subject property, rents collected for the prior 12 months, and all vendor management fees. Qualifying income must be net of all vendor or management fees. The most recent 12-month bank statements from the borrower evidencing short-term rental deposits, accompanied by rental records supporting the monthly deposit amounts.
• XXXX) Rentalizer/Property Earning Potential Report — for purchase transactions only. Gross rents equal the revenue projection (average daily rate × occupancy rate). The forecast period must cover 12 months and be dated within 90 days of the Note date. The report must include three (3) comparable properties and reflect a market score of 60 or higher. Maximum occupancy is limited to two (2) individuals per bedroom.

Therefore, the previously provided 1007 along with the Appraiser's commentary is acceptable. - Seller-06/16/2026

 Ready for Review-Document Uploaded. Please see attached comments by the appraiser. The subject property is and was underwritten as a Short Term Rental. The loan meets all the required parameters for an STR. - Seller-06/05/2026

 Ready for Review-Document Uploaded. We respectfully disagree. The subject property is and was underwritten as a Short Term Rental. As such, per the attached matrix, the loan meets all the required parameters for an STR. It is further noted that all STRs are vacant properties.  - Seller-05/29/2026

																								Resolved-After further review- subject is considered a STR and was underwritten as such by lender. Acceptable documentation methods for a STR refi are the same as those outlined in Section 3.2 of G/L which state a Form 1007 prepared by the appraiser, reflecting long-term or short-term market rents is acceptable. If long-term rent is used, no expense factor is applied. The appraiser used LTR of $1900 on the 1007 which is used for qualifying w/ no expense factor. No min DSCR for STR. - Due Diligence Vendor-06/26/2026	Months Reserves exceed minimum required - Reserves = 73 months – Required Reserves = 6 Months On time mortgage history exceeds guideline requirement - On Time Mortgage History = 41 Months Required = 12 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9430159
XXXX	597	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE0970	2026-05-28 14:59	2026-06-26 14:46	Waived	2 - Non-Material	C	B	Credit	Eligibility	Appraisal has issues (credit)	Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-05/28/2026
Open-Exception Approval in file –

1. Property - Appraisal - A. Transferred appraisal not eligible (The appraisal must be less than 60 days old at transfer) B. Provide color copy of Appraisal form 1004 with1007 Comparable Rent Schedule/1025, AIR Cert, Appraiser License E&O and Invoice.

Assking for an exception for the Appraisal being over 60 days old at the time of submission for a transferred appraisal. Appraisal completion date was on XXXX nad the loan was submitted on XXXX so it was over 60 days by 4 days.
																						- Due Diligence Vendor-05/28/2026		Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-05/28/2026	Months Reserves exceed minimum required - Reserves = 73 months – Required Reserves = 6 Months On time mortgage history exceeds guideline requirement - On Time Mortgage History = 41 Months Required = 12 months	1. LTV is 5% less than guideline maximum 2. 24 + month credit history exceeds minimum required		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	9430446
XXXX	597	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1197	2026-05-28 14:53	2026-06-26 14:11	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-After further review- subject is a STR - Min FICO per matrix is 640 - Qualifying FICO is 670. - Due Diligence Vendor-06/26/2026
Counter-Pending receipt of Short-Term loan documentation.  - Due Diligence Vendor-06/17/2026
Ready for Review-Please refer to comments in related finding. - Seller-06/16/2026
Counter-Pending receipt of docs including STR.  - Due Diligence Vendor-06/08/2026
Ready for Review-Document Uploaded. Please see attached comments by the appraiser. The subject property is and was underwritten as a Short Term Rental. The loan meets all the required parameters for an STR. - Seller-06/05/2026
Counter-The 1007 was completed with long term rent per the appraiser: The short term rental market is inconsistent, seasonal and XXXX primarily by external participants (vacationers), they are booked through rental management companys, automated web sites and are difficult to confirm. This type of information is not regulated and not considered reliable data for appraisal and market value. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. We respectfully disagree. The subject property is and was underwritten as a Short Term Rental. As such, per the attached matrix, the loan meets all the required parameters for an STR. It is further noted that all STRs are vacant properties.  - Seller-05/29/2026
Open-Audited FICO of 670 is less than Guideline FICO of 700 - Due Diligence Vendor-05/28/2026	Ready for Review-Please refer to comments in related finding. - Seller-06/16/2026

 Ready for Review-Document Uploaded. Please see attached comments by the appraiser. The subject property is and was underwritten as a Short Term Rental. The loan meets all the required parameters for an STR. - Seller-06/05/2026

 Ready for Review-Document Uploaded. We respectfully disagree. The subject property is and was underwritten as a Short Term Rental. As such, per the attached matrix, the loan meets all the required parameters for an STR. It is further noted that all STRs are vacant properties.  - Seller-05/29/2026

																								Resolved-After further review- subject is a STR - Min FICO per matrix is 640 - Qualifying FICO is 670. - Due Diligence Vendor-06/26/2026	Months Reserves exceed minimum required - Reserves = 73 months – Required Reserves = 6 Months On time mortgage history exceeds guideline requirement - On Time Mortgage History = 41 Months Required = 12 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9430266
XXXX	597	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1173	2026-06-01 17:18	2026-06-17 17:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Received master policy renewal with comparable coverage. - Due Diligence Vendor-06/17/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/16/2026 Counter-Received HOA master policy effective XXXX Note date is XXXX. 8.10.03 states The HOI Policy must be effective for at least 60 days after the funding date. Please provide renewal for review. - Due Diligence Vendor-06/08/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/05/2026 Open-Missing Condo Master Insurance Policy - Due Diligence Vendor-06/01/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/16/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/05/2026	Resolved-Received master policy renewal with comparable coverage. - Due Diligence Vendor-06/17/2026	Months Reserves exceed minimum required - Reserves = 73 months – Required Reserves = 6 Months On time mortgage history exceeds guideline requirement - On Time Mortgage History = 41 Months Required = 12 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9488963
XXXX	597	XXXX	D	B	D	B	A	A	A	A	Closed	FPRO9999	2026-05-28 14:13	2026-06-17 15:44	Resolved	1 - Information	C	A	Credit	Eligibility	Condo project has pending litigation	Resolved-Per the documents in the file, the litigation is the Association filed a complaint against a unit owner for not complying with rules and regulation and the unit owner responded with a complaint against the HOA alleging that the association for enforcing rules without authorization. Litigation does not involve health, safety, structural, habitability or marketability. - Due Diligence Vendor-06/17/2026

Ready for Review-Document Uploaded. See attached. As previously mentioned, the litigation is not related to Health & Safety issues and is covered by the HOA insurance. - Seller-06/16/2026

Counter-Review did not receive noted document upload-please re upload.  Pending review of  litigation documents, unable to determine the litigation and whether HOA insurer will be providing the defense and if a settlement if any will be covered by the HPOA insurer.  - Due Diligence Vendor-06/08/2026

Ready for Review-he litigation is not related to Health & Safety issues and is covered by the HOA insurance; as such, no further is required.  - Seller-06/05/2026

Counter-Pending litigation documents were not received, unable to determine the litigation and if the HOA insurer  will be providing the defense and if a settlement if any will be covered by the HPOA insurer - Due Diligence Vendor-06/01/2026

Ready for Review-We note that XXXX allows litigation as listed below: If the lender determines that pending litigation involves minor matters with no impact on the safety, structural soundness, habitability, or functional use of the project, the project is eligible provided the litigation meets one or more of the following: -litigation for which the insurance carrier has agreed to provide the defense, and the amount is covered by the HOA's or co-op corporation's insurance; -the HOA or co-op corporation is the plaintiff in the litigation and upon investigation and analysis the lender has reasonably determined the matter is minor and will result in an insignificant impact to the financial stability of the project; -litigation concerning localized damage to a unit in the project that does not impact the overall safety, structural soundness, habitability, or functional use of the project; or -the HOA or co-op corporation is named as the plaintiff in a foreclosure action, or as a plaintiff in an action for past due HOA or co-op assessments. The litigation is not related to Health & Safety issues and is covered by the HOA insurance  - Seller-05/29/2026

Open-The condo project has pending litigation. Currently there is one pending lawsuit. The Association filed a complaint against a Unit Owner for failure to comply with the Rules and Regulations. Owner responded with a complaint against the Association alleging that the Association for enforced rules without authorization. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. See attached. As previously mentioned, the litigation is not related to Health & Safety issues and is covered by the HOA insurance. - Seller-06/16/2026

 Ready for Review-he litigation is not related to Health & Safety issues and is covered by the HOA insurance; as such, no further is required.  - Seller-06/05/2026

 Ready for Review-We note that XXXX allows litigation as listed below: If the lender determines that pending litigation involves minor matters with no impact on the safety, structural soundness, habitability, or functional use of the project, the project is eligible provided the litigation meets one or more of the following: -litigation for which the insurance carrier has agreed to provide the defense, and the amount is covered by the HOA's or co-op corporation's insurance; -the HOA or co-op corporation is the plaintiff in the litigation and upon investigation and analysis the lender has reasonably determined the matter is minor and will result in an insignificant impact to the financial stability of the project; -litigation concerning localized damage to a unit in the project that does not impact the overall safety, structural soundness, habitability, or functional use of the project; or -the HOA or co-op corporation is named as the plaintiff in a foreclosure action, or as a plaintiff in an action for past due HOA or co-op assessments. The litigation is not related to Health & Safety issues and is covered by the HOA insurance  - Seller-05/29/2026

																								Resolved-Per the documents in the file, the litigation is the Association filed a complaint against a unit owner for not complying with rules and regulation and the unit owner responded with a complaint against the HOA alleging that the association for enforcing rules without authorization. Litigation does not involve health, safety, structural, habitability or marketability. - Due Diligence Vendor-06/17/2026	Months Reserves exceed minimum required - Reserves = 73 months – Required Reserves = 6 Months On time mortgage history exceeds guideline requirement - On Time Mortgage History = 41 Months Required = 12 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9429270
XXXX	524	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1509	2026-06-02 12:20	2026-07-08 14:14	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved-Lender provided a copy of the Note for the subject property - Due Diligence Vendor-07/08/2026 Ready for Review-Document Uploaded. Please see attached - Seller-07/08/2026 Counter-Both Notes provided are not for the subject. - Due Diligence Vendor-06/30/2026 Ready for Review-Document Uploaded. Please see signed copy of the Note - Seller-06/30/2026 Ready for Review-Document Uploaded. Please see copy of attached Note - Seller-06/30/2026 Open-There are Issues Present on the Note that must be addressed. Copy of executed note is needed, please provide. - Due Diligence Vendor-06/02/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/08/2026 Ready for Review-Document Uploaded. Please see signed copy of the Note - Seller-06/30/2026 Ready for Review-Document Uploaded. Please see copy of attached Note - Seller-06/30/2026	Resolved-Lender provided a copy of the Note for the subject property - Due Diligence Vendor-07/08/2026	Months Reserves exceed minimum required - 115 months reserves documented, no reserves required Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9508267
XXXX	18	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	490	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-28 15:18	2026-07-02 13:39	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received the rent free letter. Rent free letter with prior mortgage history supports 12 month housing history. Also, received an updated 1003. - Due Diligence Vendor-07/02/2026
Ready for Review-Document Uploaded. Lender notes the Prior primary mtg rating is reported on the credit report and credit supplement shows XXXX, Mtg Bal XXXX, $13,590 was transferred to XXXX. The total 9 months show “No lates” rating plus the Rent free letter supporting last five months equals more than the required 12 months verified. please see attached documentation,   - Seller-06/30/2026
Counter-Received rent free letter from Sister that indicate borrower rent from since 1/10/26 at XXXX, but 1003 indicate borrower has been at current address 3.42 years.  Missing 12 month housing history.  - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. Please see attached Current home lives rent free  - Seller-05/29/2026
																						Open-Housing History Does Not Meet Guideline Requirements Missing- Rent free letter for current residence - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Lender notes the Prior primary mtg rating is reported on the credit report and credit supplement shows XXXX, Mtg Bal XXXX, $13,590 was transferred to XXXX. The total 9 months show “No lates” rating plus the Rent free letter supporting last five months equals more than the required 12 months verified. please see attached documentation, - Seller-06/30/2026 Ready for Review-Document Uploaded. Please see attached Current home lives rent free - Seller-05/29/2026	Resolved-Received the rent free letter. Rent free letter with prior mortgage history supports 12 month housing history. Also, received an updated 1003. - Due Diligence Vendor-07/02/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 34.62 Months Reserves exceed minimum required - Months Reserves exceed minimum required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9431183
XXXX	561	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM1351	2026-05-28 14:49	2026-06-01 13:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Guaranty Agreement Missing	Resolved-The borrower signed the Note as an individual and a personal guaranty agreement is not required. - Due Diligence Vendor-06/01/2026

Ready for Review-Not a valid finding, Loan is made out to borrower personally “XXXX”.  Please see DSCR guideline section 4.3 - A Personal Guarantee is required only when lending to a business entity. When lending to an individual who is vesting in a business entity, a personal guarantee is not required.  Please expedite this to be cleared as soon as possible - Seller-05/29/2026

																						Open-The Subject Loan is a Business Purpose Loan but the Guaranty Agreement Doc is 'Missing'. - Due Diligence Vendor-05/28/2026	Ready for Review-Not a valid finding, Loan is made out to borrower personally “XXXX”. Please see DSCR guideline section 4.3 - A Personal Guarantee is required only when lending to a business entity. When lending to an individual who is vesting in a business entity, a personal guarantee is not required. Please expedite this to be cleared as soon as possible - Seller-05/29/2026	Resolved-The borrower signed the Note as an individual and a personal guaranty agreement is not required. - Due Diligence Vendor-06/01/2026	Months Reserves exceed minimum required - 80 months PITIA reserves; 3 months reserves required. On time mortgage history exceeds guideline requirement - 0x30 for 24 months			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9430196
XXXX	561	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1491	2026-05-28 15:22	2026-06-01 13:21	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-LLC documentation provided with borrower as sole member. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Please see attached verified Sole member XXXX - Seller-05/29/2026 Open-Asset Qualification Does Not Meet Guideline Requirements Documentation not provided verifying borrower affilaition with XXXX, per accout holder. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached verified Sole member XXXX - Seller-05/29/2026	Resolved-LLC documentation provided with borrower as sole member. - Due Diligence Vendor-06/01/2026	Months Reserves exceed minimum required - 80 months PITIA reserves; 3 months reserves required. On time mortgage history exceeds guideline requirement - 0x30 for 24 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9431272
XXXX	549	XXXX	C	B	C	A	C	B	A	A	Closed	finding-2504	2026-05-27 10:51	2026-06-26 12:12	Cured	2 - Non-Material	C	B	Compliance	Points & Fees	TILA Foreclosure Rescission Finance Charge Test	Cured-Received PCCD, LOE, evidence of refund and delivery to borrower. Finding cured. - Due Diligence Vendor-06/26/2026
Ready for Review-See other condition  - Seller-06/25/2026
Counter-Received PCCD XXXX.  Per closing disclosure and XXXX in file at time of closing, the attorney fee was disclosed as a finance fee at time of closing.  The XXXX dated at closing XXXX shows file failing for the finance charge.  A PCCD without cure will not resolved this finding. - Due Diligence Vendor-06/03/2026
Ready for Review-Document Uploaded. If the attorney is chosen by the borrower and is not required by the lender as a condition of the loan, the fee should be disclosed in Section H (Other) of the Loan Estimate/Closing Disclosure and is not a finance charge. I moved the attorney fees to section H. Please see attached CD and rerun for updated figures  - Seller-06/02/2026
																						Open-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )The finance charge is $2,662,969.21. The disclosed finance charge of $2,653,152.96 is not considered accurate for purposes of rescission because it is understated by more than $35. ----- Finance charge is understated by $9,781.25 which exceeds threshold of $35. Provide evidence of refund or principal reduction for $9,781.25 or, at a minimum, to the $35 threshold, post-close CD, LOE and evidence of delivery to the borrower within 60 days of discovery. Statute also requires that rescission be re-opened. Provide evidence of same. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/27/2026	Ready for Review-See other condition - Seller-06/25/2026 Ready for Review-Document Uploaded. If the attorney is chosen by the borrower and is not required by the lender as a condition of the loan, the fee should be disclosed in Section H (Other) of the Loan Estimate/Closing Disclosure and is not a finance charge. I moved the attorney fees to section H. Please see attached CD and rerun for updated figures - Seller-06/02/2026	Cured-Received PCCD, LOE, evidence of refund and delivery to borrower. Finding cured. - Due Diligence Vendor-06/26/2026	Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 35.28 Required is 50.49 Borrower has 35.28 LTV is less than guideline maximum - Max LTV is 75 Borrower has 70 Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 698 Required is 660 Borrower has 698		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9397995
XXXX	549	XXXX	C	B	C	A	C	B	A	A	Closed	finding-651	2026-05-27 10:51	2026-06-26 12:12	Cured	2 - Non-Material	C	B	Compliance	Points & Fees	TILA Finance Charge Test	Cured-Received PCCD, LOE, evidence of refund and delivery to borrower. Finding cured. - Due Diligence Vendor-06/26/2026
Ready for Review-Document Uploaded.  - Seller-06/25/2026
Counter-Received PCCD 06/02/2026.  Per closing disclosure and XXXX in file at time of closing, the attorney fee was disclosed as a finance fee at time of closing.  The XXXX dated at closing XXXX shows file failing for the finance charge. A PCCD without cure will not resolved this finding. - Due Diligence Vendor-06/03/2026
Ready for Review-Document Uploaded. If the attorney is chosen by the borrower and is not required by the lender as a condition of the loan, the fee should be disclosed in Section H (Other) of the Loan Estimate/Closing Disclosure and is not a finance charge. I moved the attorney fees to section H. Please see attached CD and rerun for updated figures  - Seller-06/02/2026
																						Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $2,662,969.21. The disclosed finance charge of $2,653,152.96 is not considered accurate because it is understated by more than $100. ----- This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ). The finance charge is $2,662,969.21. The disclosed finance charge of$2,653,152.96 is not considered accurate because it is understated by more than $100 at $9,816.25. Provide evidence of refund or principal reduction of $9,816.25, or at a minimum to the $100 threshold, corrected PCCD, Letter of explanation and proof of delivery to borrower within 60 days of discovery. Statute also requires rescission to be re-opened, therefore ROR is required to be provided. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. - Seller-06/25/2026 Ready for Review-Document Uploaded. If the attorney is chosen by the borrower and is not required by the lender as a condition of the loan, the fee should be disclosed in Section H (Other) of the Loan Estimate/Closing Disclosure and is not a finance charge. I moved the attorney fees to section H. Please see attached CD and rerun for updated figures - Seller-06/02/2026	Cured-Received PCCD, LOE, evidence of refund and delivery to borrower. Finding cured. - Due Diligence Vendor-06/26/2026	Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 35.28 Required is 50.49 Borrower has 35.28 LTV is less than guideline maximum - Max LTV is 75 Borrower has 70 Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 698 Required is 660 Borrower has 698		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9397994
XXXX	549	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE1204	2026-05-28 15:24	2026-06-03 12:04	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received SAM verification with no findings for outstanding EPLS fail. - Due Diligence Vendor-06/03/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/01/2026 Open-Fraud Report Shows Uncleared Alerts Missing proof of the documentation used to clear the GSA-EPLS Fail. Upon receipt additional information maybe required. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/01/2026	Resolved-Received SAM verification with no findings for outstanding EPLS fail. - Due Diligence Vendor-06/03/2026	Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 35.28 Required is 50.49 Borrower has 35.28 LTV is less than guideline maximum - Max LTV is 75 Borrower has 70 Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 698 Required is 660 Borrower has 698		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9431299
XXXX	610	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-05-28 13:55	2026-06-11 13:33	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received donors account and updated asset statement showing gift money received - Due Diligence Vendor-06/11/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/09/2026 Open-Total Qualified Assets Post-Close amount is '$-348840.18'. Assets are Insufficient. Bank statements dated 5/11/26 are in file from borrower and confirm XXXX. Gift letter in file is dated 5/26/26 and reflects source of gift funds is same account XXXX. Provide evidence of sufficient assets. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/09/2026	Resolved-Received donors account and updated asset statement showing gift money received - Due Diligence Vendor-06/11/2026	LTV is less than guideline maximum - Required is 65 Borrower has 55 Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 648		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9428699
XXXX	610	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-28 13:49	2026-06-02 10:50	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026 Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory rent history for primary residence. Subject to additional conditions. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026	Resolved-Received VOR. - Due Diligence Vendor-06/02/2026	LTV is less than guideline maximum - Required is 65 Borrower has 55 Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 648		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9428566
XXXX	494	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1317	2026-05-28 15:46	2026-06-12 11:28	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months	Resolved-Received corrected 1003. CPA letter confirms borrowers current business opened and still operating since 7/2024. GL's do not mention VVOE for previous employment - Due Diligence Vendor-06/12/2026
Ready for Review-Subject loan is a 12-month personal bank statement income verification. Verification of prior self employment is not required.  - Seller-06/10/2026
Counter-Revised signed 1003 provided reflecting 2 years employment history.  Please provide verification of prior self employment. - Due Diligence Vendor-06/10/2026
Ready for Review-Document Uploaded. See attached.  - Seller-06/09/2026
Counter-Received 1003 with start date of XXXX with 3 years employment.  XXXX to Note date is less than 2 years.  Lender to provide proof of 2 years employment to meet guidelines.  - Due Diligence Vendor-06/03/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-06/02/2026
																						Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months The 1003 states Borrower is S/E since XXXX. CPA letter states Borrower is S/E since XXXX. Guidelines 5.7: A minimum of two (2) years of employment history — for both wage/salary and self-employed borrowers — must be documented. Lender to provide documentation to support the start date of the S/E and/or provide an exception allowing < 2 years. - Due Diligence Vendor-05/28/2026	Ready for Review-Subject loan is a 12-month personal bank statement income verification. Verification of prior self employment is not required. - Seller-06/10/2026 Ready for Review-Document Uploaded. See attached. - Seller-06/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/02/2026	Resolved-Received corrected 1003. CPA letter confirms borrowers current business opened and still operating since XXXX. GL's do not mention VVOE for previous employment - Due Diligence Vendor-06/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 782 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.78 LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9432250
XXXX	502	XXXX	D	B	D	A	C	B	A	A	Closed	FCRE0179	2026-05-28 16:49	2026-07-09 14:10	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received UW attestation. - Due Diligence Vendor-07/09/2026

Ready for Review-Document Uploaded. Please see attached 1008 showing the project is Non-Warrantable.  File also contains the Budget and reserve study to complete the Full Review. Can this please be cleared - Seller-07/09/2026

Counter-Received rebuttal.  Missing  UW Attestation stating Warrantability of Condo and Type of Warranty considered.   - Due Diligence Vendor-07/01/2026

Ready for Review-The 1008 reflects the subject condominium project as warrantable, based on the underwriter’s completed project eligibility review and determination. This includes designation consistent with a limited review warrantable classification at the time of underwriting.

The assertion that a condominium project cannot be warrantable when litigation is present is not supported by guideline. Litigation is not an automatic disqualifier; eligibility is determined based on the nature, scope, and material impact of the litigation, including whether it relates to structural integrity, habitability, safety, marketability, or the financial stability of the association.

The file contains documentation confirming the litigation does not involve structural, health, safety, or marketability issues and is being defended by the association’s insurance carrier. No guideline or published overlay has been provided that establishes blanket ineligibility based solely on the existence of litigation.

Accordingly, the underwriter’s warrantability determination as reflected on the 1008 remains valid and supported by the documentation in file. If a specific investor or program overlay is being applied that contradicts standard guideline interpretation, please cite the applicable requirement for review. - Seller-06/29/2026

Counter-Received 1008 reflecting multiple types of condo warranty.  Type S noted on top and limited review warrantable within narrative.  Provide UW attestation for condo warranty type (litigation makes ineligible for limited review)   - Due Diligence Vendor-06/02/2026

Ready for Review-Document Uploaded. Attached is the PC 1008  with UW Attestation - Warrantable Condo.  - Seller-05/30/2026

Open-UW Attestation/Docs stating warrantability are missing. Provide missing UW Attestation stating Warrantability of Condo. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached 1008 showing the project is Non-Warrantable. File also contains the Budget and reserve study to complete the Full Review. Can this please be cleared - Seller-07/09/2026

 Ready for Review-The 1008 reflects the subject condominium project as warrantable, based on the underwriter’s completed project eligibility review and determination. This includes designation consistent with a limited review warrantable classification at the time of underwriting.

The assertion that a condominium project cannot be warrantable when litigation is present is not supported by guideline. Litigation is not an automatic disqualifier; eligibility is determined based on the nature, scope, and material impact of the litigation, including whether it relates to structural integrity, habitability, safety, marketability, or the financial stability of the association.

The file contains documentation confirming the litigation does not involve structural, health, safety, or marketability issues and is being defended by the association’s insurance carrier. No guideline or published overlay has been provided that establishes blanket ineligibility based solely on the existence of litigation.

Accordingly, the underwriter’s warrantability determination as reflected on the 1008 remains valid and supported by the documentation in file. If a specific investor or program overlay is being applied that contradicts standard guideline interpretation, please cite the applicable requirement for review. - Seller-06/29/2026

 Ready for Review-Document Uploaded. Attached is the PC 1008  with UW Attestation - Warrantable Condo.  - Seller-05/30/2026

																								Resolved-Received UW attestation. - Due Diligence Vendor-07/09/2026	LTV is less than guideline maximum - Required is 660 Borrower has 785 Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 785 Required is 660 Borrower has 785		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9434822
XXXX	502	XXXX	D	B	D	A	C	B	A	A	Closed	FPRO9999	2026-05-28 15:51	2026-06-02 13:43	Resolved	1 - Information	C	A	Credit	Eligibility	Condo project has pending litigation	Resolved-Received documentation from the HOA insurance provider supporting the insurance is defending by the insurance carrier. The lawsuits are not related to structural issues, health and safety issues or items likely to impact the marketability if the project. documentation provided to support the the Subject HOA(XXXX) is not a creditor in the bankruptcy case for XXXX which was verified by the bankruptcy attorney and will not have an impact on the subject HOA. - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. The issue regarding the XXXX bankruptcy and the XXXX creditor claim was thoroughly reviewed by the Condo Underwriter prior to loan approval and funding.

The Condo Underwriter initially issued the following condition on 04/29/2026:

"Litigation involves a very large bankruptcy filing of the XXXX for $43.7M and XXXX is a creditor for $18.5M.
1.) Provide current balance sheet and 2026 budget to determine the current financial situation of the condo association.
2.) HOA to address how the HOA will be impacted if all of the $18.5M is not paid."

After reviewing the initial response, the Condo Underwriter determined additional clarification was needed and issued the following follow-up condition on 05/05/2026:

"Received response from HOA is not sufficient. Although the document does not show the XXXX. as a creditor, what will happen to the $18.5M owed and how will that impact the HOA? Why are they no longer showing as a creditor for that amount? We need additional clarification regarding this matter."

The loan file reflects that the requested documentation and additional clarification were subsequently provided and reviewed. Following review of the association's financial information, bankruptcy documentation, HOA explanations, and responses addressing the creditor claim and potential impact to the association, the Condo Underwriter determined the matter was satisfactorily resolved and formally cleared the condition on 05/07/2026.

Accordingly, the concern was specifically identified, escalated for additional clarification when the initial response was deemed insufficient, and ultimately cleared by the Condo Underwriter after receipt and review of the additional information. The loan was approved, closed, and funded based on the Condo Underwriter's final determination regarding the project's eligibility and the impact of the pending litigation/bankruptcy matter. - Seller-05/30/2026
Open-The condo project has pending litigation. Condo Litigation: XXXX filed for bankruptcy, not the individual condo associations. (BK papers provided. HOA email clarifying litigation covered by policy carrier. Not related to health and safety, Condo Litigation not related to health and safety considered on case by case basis per guides). - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. The issue regarding the XXXX bankruptcy and the XXXX creditor claim was thoroughly reviewed by the Condo Underwriter prior to loan approval and funding.

The Condo Underwriter initially issued the following condition on 04/29/2026:

"Litigation involves a very large bankruptcy filing of the XXXX for $43.7M and XXXX is a creditor for $18.5M.
1.) Provide current balance sheet and 2026 budget to determine the current financial situation of the condo association.
2.) HOA to address how the HOA will be impacted if all of the $18.5M is not paid."

After reviewing the initial response, the Condo Underwriter determined additional clarification was needed and issued the following follow-up condition on 05/05/2026:

"Received response from HOA is not sufficient. Although the document does not show the XXXX. as a creditor, what will happen to the $18.5M owed and how will that impact the HOA? Why are they no longer showing as a creditor for that amount? We need additional clarification regarding this matter."

The loan file reflects that the requested documentation and additional clarification were subsequently provided and reviewed. Following review of the association's financial information, bankruptcy documentation, HOA explanations, and responses addressing the creditor claim and potential impact to the association, the Condo Underwriter determined the matter was satisfactorily resolved and formally cleared the condition on 05/07/2026.

Accordingly, the concern was specifically identified, escalated for additional clarification when the initial response was deemed insufficient, and ultimately cleared by the Condo Underwriter after receipt and review of the additional information. The loan was approved, closed, and funded based on the Condo Underwriter's final determination regarding the project's eligibility and the impact of the pending litigation/bankruptcy matter. - Seller-05/30/2026
																								Resolved-Received documentation from the HOA insurance provider supporting the insurance is defending by the insurance carrier. The lawsuits are not related to structural issues, health and safety issues or items likely to impact the marketability if the project. documentation provided to support the the Subject HOA(XXXX) is not a creditor in the bankruptcy case for XXXX which was verified by the bankruptcy attorney and will not have an impact on the subject HOA. - Due Diligence Vendor-06/02/2026	LTV is less than guideline maximum - Required is 660 Borrower has 785 Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 785 Required is 660 Borrower has 785		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9432485
XXXX	502	XXXX	D	B	D	A	C	B	A	A	Closed	FCRE1316	2026-05-28 16:15	2026-06-02 11:42	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received pre close VVOE - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Attached is the VVOE done XXXX. Closing Date XXXX. No issues found. - Seller-05/30/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide Lender VVOE dated within 10 days of Note date. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Attached is the VVOE done XXXX. Closing Date XXXX. No issues found. - Seller-05/30/2026	Resolved-Received pre close VVOE - Due Diligence Vendor-06/02/2026	LTV is less than guideline maximum - Required is 660 Borrower has 785 Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 785 Required is 660 Borrower has 785		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9433806
XXXX	502	XXXX	D	B	D	A	C	B	A	A	Closed	finding-3540	2026-05-27 10:56	2026-06-01 14:35	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Rec'd borrower's acknowledgment of CD. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. See tracking - Seller-06/01/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ------ CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. See tracking - Seller-06/01/2026	Resolved-Rec'd borrower's acknowledgment of CD. - Due Diligence Vendor-06/01/2026	LTV is less than guideline maximum - Required is 660 Borrower has 785 Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 785 Required is 660 Borrower has 785		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9398148
XXXX	502	XXXX	D	B	D	A	C	B	A	A	Closed	FCOM1301	2026-05-27 10:23	2026-05-27 11:00	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material findings - Due Diligence Vendor-05/27/2026		Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material findings - Due Diligence Vendor-05/27/2026	LTV is less than guideline maximum - Required is 660 Borrower has 785 Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 785 Required is 660 Borrower has 785			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	9396872
XXXX	596	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-05-29 10:24	2026-06-02 11:40	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR to document housing history. - Due Diligence Vendor-06/02/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/29/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending housing history condition. - Due Diligence Vendor-05/29/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/29/2026	Resolved-Received VOR to document housing history. - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 31.15 Required is 50.49 Borrower has 31.15 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784 Required is 700 Borrower has 784			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9450403
XXXX	596	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-05-28 18:14	2026-06-02 11:36	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026 Open-Housing History Does Not Meet Guideline Requirements Missing Verification of Rent to support borrower's primary housing payment history for the most recent 12 months prior to closing. Other findings may apply. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026	Resolved-Received VOR - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 31.15 Required is 50.49 Borrower has 31.15 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784 Required is 700 Borrower has 784		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9436863
XXXX	596	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-05-27 11:28	2026-06-01 13:49	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/01/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/27/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 31.15 Required is 50.49 Borrower has 31.15 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784 Required is 700 Borrower has 784			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9398943
XXXX	596	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3634	2026-05-27 11:28	2026-06-01 13:48	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received LE and COC 05/04/2026. Finding Resolved. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. This was cured on the CD. See attached  - Seller-05/29/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $59.75.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $59.75 (Credit Report Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $59.75, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. This was cured on the CD. See attached - Seller-05/29/2026	Resolved-Received LE and COC 05/04/2026. Finding Resolved. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 31.15 Required is 50.49 Borrower has 31.15 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784 Required is 700 Borrower has 784		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9398941
XXXX	596	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-05-27 11:28	2026-06-01 13:48	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received LE and COC 05/04/2026. Finding Resolved. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. The lender credit went from $9977.63 to $4887 due a change to 12-month bank statement LLPA
The lender credit went from $8204.75 ($59.75 cure) due to a branch exception
 - Seller-06/01/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($8,204.75) does not exceed or equal the comparable sum of specific and non-specific lender credits ($9,978.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $9,978.00 to $8,204.75 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $1,773.25, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. The lender credit went from $9977.63 to $4887 due a change to 12-month bank statement LLPA The lender credit went from $8204.75 ($59.75 cure) due to a branch exception - Seller-06/01/2026	Resolved-Received LE and COC 05/04/2026. Finding Resolved. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 31.15 Required is 50.49 Borrower has 31.15 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784 Required is 700 Borrower has 784		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9398939
XXXX	596	XXXX	C	A	C	A	C	A	A	A	Closed	FCOM0014	2026-05-27 13:32	2026-06-01 09:11	Resolved	1 - Information	C	A	Compliance	Closing	Missing evidence of appraisal being received 3 or more days prior to closing was not met	Resolved-Evidence the appraisal was delivered 3 or more days was provided. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026 Open-Missing evidence of appraisal being received 3 or more days prior to closing was not met. APPRAISAL Delivery Confirmation p. 377 XXXX - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026	Resolved-Evidence the appraisal was delivered 3 or more days was provided. - Due Diligence Vendor-06/01/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 31.15 Required is 50.49 Borrower has 31.15 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 784 Required is 700 Borrower has 784		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9403085
XXXX	562	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-05-29 12:03	2026-07-02 14:34	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached VOR shows no lates - Seller-05/29/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing housing history - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached VOR shows no lates - Seller-05/29/2026	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.3 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9453898
XXXX	562	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-05-28 16:30	2026-06-30 10:51	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History was verified for the prior 12 months. - Due Diligence Vendor-06/30/2026

Ready for Review-Document Uploaded. Not a valid counter, Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes the 2 year history is valid and verified as stated on the loan application, which is supported by the Credit report supports primary residence since 2024, and XXXXr’s license also provided shows her Primary residence as the one stated on the loan application. Please expedite this to be cleared as soon as possible - Seller-06/29/2026

Counter-Received VOR which validates 1 year of housing. Borrower to provide LOX for 2 year housing history and 1003 to be updated - Due Diligence Vendor-06/02/2026

Ready for Review-Document Uploaded. Please see attached VOR shows no lates  - Seller-05/29/2026

																						Open-Housing History Does Not Meet Guideline Requirements missing VOR - 12 months pay history on primary housing. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Not a valid counter, Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes the 2 year history is valid and verified as stated on the loan application, which is supported by the Credit report supports primary residence since 2024, and XXXXr’s license also provided shows her Primary residence as the one stated on the loan application. Please expedite this to be cleared as soon as possible - Seller-06/29/2026 Ready for Review-Document Uploaded. Please see attached VOR shows no lates - Seller-05/29/2026	Resolved-Housing History was verified for the prior 12 months. - Due Diligence Vendor-06/30/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.3 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9434333
XXXX	562	XXXX	D	A	D	A	C	A	A	A	Closed	FCOM1227	2026-05-28 16:09	2026-06-02 12:15	Resolved	1 - Information	D	A	Credit	Missing Doc	PUD Rider is Missing	Resolved-Received fully executed PUD Rider - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/02/2026 Open-PUD Rider is Missing - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/02/2026	Resolved-Received fully executed PUD Rider - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.3 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9433588
XXXX	562	XXXX	D	A	D	A	C	A	A	A	Closed	FCOM1220	2026-05-27 11:10	2026-06-02 12:15	Resolved	1 - Information	D	A	Credit	Missing Doc	The Deed of Trust is Missing	Resolved-Received The Deed of Trust and PUD Rider fully executed - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/02/2026 Open-The Deed of Trust is Missing -----Missing DOT in file. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/02/2026	Resolved-Received The Deed of Trust and PUD Rider fully executed - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.3 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9398426
XXXX	562	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-05-27 12:08	2026-05-29 12:06	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/29/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/27/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.3 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9400461
XXXX	491	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	435	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-28 15:26	2026-06-30 10:31	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOM for subject property was provided. - Due Diligence Vendor-06/30/2026

Ready for Review-Document Uploaded. Please see attached Subject VOM has a renovation construction loan reflecting no lates.  - Seller-06/30/2026

Counter-Received Credit Supplement for Primary.  Missing VOM for Subject.   - Due Diligence Vendor-06/02/2026

Ready for Review-Document Uploaded. Lender notes the Credit report reflects the mortgage rating for the Primary residence of more than 12months as never late. Please see attached Credit supplement  - Seller-05/29/2026

																						Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory mortgage history for the subject and primary residence. Subject to additional conditions. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached Subject VOM has a renovation construction loan reflecting no lates. - Seller-06/30/2026 Ready for Review-Document Uploaded. Lender notes the Credit report reflects the mortgage rating for the Primary residence of more than 12months as never late. Please see attached Credit supplement - Seller-05/29/2026	Resolved-VOM for subject property was provided. - Due Diligence Vendor-06/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 710 On time mortgage history exceeds guideline requirement - Max 1x30x12, actual 0x30x23		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9431364
XXXX	435	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-05-28 15:42	2026-06-30 10:24	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Reserve requirements are waived for Rate-and-Term Refinance transactions that produce a payment savings of 10% or more (subject transaction was 14%). - Due Diligence Vendor-06/30/2026
Ready for Review-Please see DSCR Guideline section 7.3 Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater o For an Interest Only loan, the reduction is based on the fully amortized payment used for loan qualification.  - Seller-06/30/2026
Counter-Received VOM reflecting prior loan i-only $1526, and xpl. however Bund matrix states no reserves required for R/T with Max LTV 65%, please provide asset documentation to satisfy reserves requirement.  - Due Diligence Vendor-06/03/2026
Ready for Review-Document Uploaded. Per guidelines on Interest only loan the fully amortize payment must be used to determine the 10% payment savings. The current loan being paid off states the $1,526 payment is for interest only, and any fully amortized payment calculated would only be a higher amount. With that said, Subject loan P&I XXXX payment is less than the current Interest Only payment $1,526 (would be higher at fully amortized calc) at 90% = XXXX.  Please expedite this to be cleared as soon as possible - Seller-05/29/2026
Open-Audited Reserves of 1.21 month(s) are less than Guideline Required Reserves of 6 month(s). If a 10% savings is not verified, provide proof of 4.79 months reserves. - Due Diligence Vendor-05/28/2026	Ready for Review-Please see DSCR Guideline section 7.3 Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater o For an Interest Only loan, the reduction is based on the fully amortized payment used for loan qualification. - Seller-06/30/2026
 Ready for Review-Document Uploaded. Per guidelines on Interest only loan the fully amortize payment must be used to determine the 10% payment savings. The current loan being paid off states the $1,526 payment is for interest only, and any fully amortized payment calculated would only be a higher amount. With that said, Subject loan P&I XXXX payment is less than the current Interest Only payment XXXX (would be higher at fully amortized calc) at 90% = XXXX.  Please expedite this to be cleared as soon as possible - Seller-05/29/2026
																								Resolved-Reserve requirements are waived for Rate-and-Term Refinance transactions that produce a payment savings of 10% or more (subject transaction was 14%). - Due Diligence Vendor-06/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 710 On time mortgage history exceeds guideline requirement - Max 1x30x12, actual 0x30x23		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9431984
XXXX	435	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1254	2026-05-28 15:28	2026-06-02 11:59	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received Business docs to included transfer of membership interest of 100% to borrower. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached XXXX company docs - Seller-05/29/2026 Open-Property Title Issue Title shows current vested is an LLC & no documentation was provided to show borrower's ownership in the LLC. Subject to additional conditions. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached XXXX company docs - Seller-05/29/2026	Resolved-Received Business docs to included transfer of membership interest of 100% to borrower. - Due Diligence Vendor-06/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 710 On time mortgage history exceeds guideline requirement - Max 1x30x12, actual 0x30x23		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9431489
XXXX	584	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1506	2026-05-29 13:41	2026-06-04 10:00	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR confirming no late payments. - Due Diligence Vendor-06/02/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/29/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing VOR - Due Diligence Vendor-05/29/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/29/2026	Resolved-Received VOR confirming no late payments. - Due Diligence Vendor-06/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 772 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.84			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9456336
XXXX	584	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-28 21:16	2026-06-02 12:10	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR confirming no late payments. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missind 12 months Rental History with 0x30 additional conditions may be applied. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026	Resolved-Received VOR confirming no late payments. - Due Diligence Vendor-06/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 772 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.84		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9440734
XXXX	566	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	595	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	612	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-05-27 12:24	2026-06-01 13:52	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Condo Rider was provided. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Please attached - Seller-05/29/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Condo Rider in file. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Please attached - Seller-05/29/2026	Resolved-Condo Rider was provided. - Due Diligence Vendor-06/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 712 LTV is less than guideline maximum - Required is 80 Borrower has 41.18 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 18.44		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9400816
XXXX	472	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3939	2026-05-27 13:59	2026-06-02 08:40	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Rate Lock Disclosure Delivery Date Test	Resolved-Received copy of Lock confirmation. Finding Resolved. - Due Diligence Vendor-06/02/2026
Ready for Review-This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 05/05/2026 and 05/05/2026. - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. See attached  - Seller-06/01/2026
																						Open-This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 05/05/2026. ----- Disclosure advising borrower of revised interest rate and any interest rate dependent charges was not delivered within three business days after the interest rate was locked. Statute of Limitations - 3 Years, expiration date XXXX. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. See attached - Seller-06/01/2026	Resolved-Received copy of Lock confirmation. Finding Resolved. - Due Diligence Vendor-06/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 693 LTV is less than guideline maximum - Required is 75 Borrower has 26.24 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 29.96		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9403807
XXXX	472	XXXX	C	A	A	A	C	A	A	A	Closed	finding-47	2026-05-27 13:56	2026-06-02 08:33	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. See attached - Seller-06/01/2026
																						Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. ----- Provide PCCD with disbursement date after the ROR expiration date. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. See attached - Seller-06/01/2026	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-06/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 693 LTV is less than guideline maximum - Required is 75 Borrower has 26.24 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 29.96		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9403667
XXXX	576	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	586	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1202	2026-05-29 12:17	2026-06-01 12:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Third Party Fraud Report was provided. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026 Open-Third Party Fraud Report Partially Provided Report shows no score - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/29/2026	Resolved-Third Party Fraud Report was provided. - Due Diligence Vendor-06/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 752 LTV is less than guideline maximum - Required is 85 Borrower has 68.51		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9454295
XXXX	555	XXXX	C	B	C	A	A	A	B	B	Closed	FCRE1440	2026-05-29 10:09	2026-06-30 15:00	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM - Due Diligence Vendor-06/30/2026
Ready for Review-Document Uploaded.  - Seller-06/28/2026
Counter-Review did not receive noted document upload-please re upload.
 - Due Diligence Vendor-06/02/2026
Ready for Review-Attached is the VOM for subject inv property and credit report under XXXX. No issues found.  - Seller-05/29/2026
																						Open-Housing History Does Not Meet Guideline Requirements Please provide 12-month housing history for subject property. Payoff statement in file reflects the subject loan is due for XXXX. Loan is not reporting to the credit bureau. Title report reflects loan originated XXXX. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. - Seller-06/28/2026 Ready for Review-Attached is the VOM for subject inv property and credit report under XXXX. No issues found. - Seller-05/29/2026	Resolved-Received VOM - Due Diligence Vendor-06/30/2026	Months Reserves exceed minimum required - 6 months reserves required - 57.76 months provided. Long term residence - Borrower occupied primary for 10 years.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9450066
XXXX	555	XXXX	C	B	C	A	A	A	B	B	Closed	FPRO9876	2026-05-28 19:18	2026-05-29 11:22	Waived	2 - Non-Material	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% S&P B Grade	Waived-The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-05/29/2026 Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. Desk Review in file supporting Appraisal. - Due Diligence Vendor-05/28/2026		Waived-The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-05/29/2026	Months Reserves exceed minimum required - 6 months reserves required - 57.76 months provided. Long term residence - Borrower occupied primary for 10 years.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	9438032
XXXX	521	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-05-29 08:50	2026-06-30 10:00	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received housing histories for primary and property 3a. - Due Diligence Vendor-06/30/2026 Ready for Review-Docs provided, Please clear - Seller-05/30/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. ATR/QM Pending: Incomplete Housing History, Findings added. - Due Diligence Vendor-05/29/2026	Ready for Review-Docs provided, Please clear - Seller-05/30/2026	Resolved-Received housing histories for primary and property 3a. - Due Diligence Vendor-06/30/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 31.59 Required is 50.49 Borrower has 31.59 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 767 Required is 660 Borrower has 767 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9448385
XXXX	521	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1764	2026-05-29 08:55	2026-06-30 09:59	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received property profile confirming no prior mortgage. Proof of April and May payment provided. - Due Diligence Vendor-06/30/2026 Ready for Review-Document Uploaded. Property 3a: XXXX, Pay History for XXXX. $1,551.93 escrows - Seller-05/30/2026 Open-Property 3a: Provide missing VOM/Pay History for XXXX. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Property 3a: XXXX, Pay History for XXXX. $1,551.93 escrows - Seller-05/30/2026	Resolved-Received property profile confirming no prior mortgage. Proof of April and May payment provided. - Due Diligence Vendor-06/30/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 31.59 Required is 50.49 Borrower has 31.59 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 767 Required is 660 Borrower has 767 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9448483
XXXX	521	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-05-29 08:37	2026-06-30 09:49	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received lease and pay history for primary. - Due Diligence Vendor-06/30/2026
Ready for Review-Document Uploaded. Please see attached Lease Agreement, Extension and Payment History from 08/2024 - 04/01/2026 (Paid 03/30/2026) - Seller-06/30/2026
Counter-Received same upload as the VOM for 3a: LOX no 3a not subject to HOA and 99 page doc containing 2023-2024 XXXX statements and p73 XXXXreflecting ND XXXX+W96 with evidence of April & May payments, however need 12 month verification of payments made, and unable to determine with documentation provided as is a combination of old assets, lease for primary and transfers between accts. Please provide VOR for primary clearly reflecting payments to XXXX.  - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-05/30/2026
																						Open-Housing History Does Not Meet Guideline Requirements Provide missing VOR for Primary Home rental. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached Lease Agreement, Extension and Payment History from 08/2024 - 04/01/2026 (Paid 03/30/2026) - Seller-06/30/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/30/2026	Resolved-Received lease and pay history for primary. - Due Diligence Vendor-06/30/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 31.59 Required is 50.49 Borrower has 31.59 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 767 Required is 660 Borrower has 767 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9448179
XXXX	521	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-05-27 15:02	2026-06-02 09:25	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received explanation that points increased with lock, but were not listed on the COC. Finding Resolved. - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. The loan was locked causing a cost of $14152.50 - see attached  - Seller-06/01/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $14,152.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Zero (0%) tolerance fees increased by $14,152.50 Points - Loan Discount Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $14,152.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date:XXXX remains EV3C - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. The loan was locked causing a cost of $14152.50 - see attached - Seller-06/01/2026	Resolved-Received explanation that points increased with lock, but were not listed on the COC. Finding Resolved. - Due Diligence Vendor-06/02/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 31.59 Required is 50.49 Borrower has 31.59 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 767 Required is 660 Borrower has 767 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9405354
XXXX	507	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-05-29 05:27	2026-06-10 12:47	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received Q1 2026 statement. 50% per gl - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached quarterly stmt for XXXX used XXXX funds to qualify - Seller-06/08/2026 Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 6 month(s) Reserves are short due to missing assets in order to support sufficient funds for reserves. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached quarterly stmt for XXXX used XXXX funds to qualify - Seller-06/08/2026	Resolved-Received Q1 2026 statement. 50% per gl - Due Diligence Vendor-06/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 804 LTV is less than guideline maximum - Required is 80 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9443835
XXXX	507	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-05-29 05:20	2026-06-10 12:40	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received Q1 2026 statement. 50% per gl - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached quarterly stmt for XXXX used XXXX funds to qualify - Seller-06/08/2026 Open-Total Qualified Assets Post-Close amount is '$-7556.35'. Assets are Insufficient. No Asset statements in file to support sufficient funds for closing and/or reserves. Asset reflected on Final 1003 are not present. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached quarterly stmt for XXXX used XXXX funds to qualify - Seller-06/08/2026	Resolved-Received Q1 2026 statement. 50% per gl - Due Diligence Vendor-06/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 804 LTV is less than guideline maximum - Required is 80 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9443785
XXXX	507	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-29 05:16	2026-06-10 12:35	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received subject VOM 10 0x30 ND 6/1 + prior servicer 24 0x30, primary VOR in file - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. please see attached - NO lates before and after loan transferred Credit Supplement – XXXX shows total 34mo no lates - Seller-06/08/2026 Open-Housing History Does Not Meet Guideline Requirements For DSCR, housing history verification is limited to the borrower's primary residence and the subject property (for refinance transactions). Missing 12 month verification of mortgage for subject. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. please see attached - NO lates before and after loan transferred Credit Supplement – XXXX shows total 34mo no lates - Seller-06/08/2026	Resolved-Received subject VOM 10 0x30 ND 6/1 + prior servicer 24 0x30, primary VOR in file - Due Diligence Vendor-06/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 804 LTV is less than guideline maximum - Required is 80 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9443740
XXXX	442	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	436	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1201	2026-05-29 08:10	2026-07-01 12:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-07/01/2026
Counter-Received Risk/Fraud report last run 04/01/2026 1000 pass. however condition remains as gl 11.2 requires Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents. XXXX report is missing appraiser/company as well as settlement agent/company lender to add, rescore and resubmit for review after handling/clearing any items. - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. Attached is the Final DV report with updated LPA. No  issues found.  - Seller-06/29/2026
Ready for Review-Document Uploaded. Attached is the Final DV report. - Seller-05/29/2026
Ready for Review-Document Uploaded. Attached is the ACH form. - Seller-05/29/2026
																						Open-Missing Third Party Fraud Report All loans must be submitted to an automated fraud and data verification tool (e.g., XXXX, etc.). - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Attached is the Final DV report with updated LPA. No issues found. - Seller-06/29/2026 Ready for Review-Document Uploaded. Attached is the Final DV report. - Seller-05/29/2026 Ready for Review-Document Uploaded. Attached is the ACH form. - Seller-05/29/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-07/01/2026	LTV is less than guideline maximum - . Required is 75 Borrower has 70 Months Reserves exceed minimum required - 13 months reserves documented, 3 months required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9447688
XXXX	436	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-29 08:05	2026-06-02 11:53	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM 0x30. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Attached is the 12 months mortgage payment history. No issues found. - Seller-05/29/2026 Open-Housing History Does Not Meet Guideline Requirements Missing 12 month payment history for subject property - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Attached is the 12 months mortgage payment history. No issues found. - Seller-05/29/2026	Resolved-Received VOM 0x30. - Due Diligence Vendor-06/02/2026	LTV is less than guideline maximum - . Required is 75 Borrower has 70 Months Reserves exceed minimum required - 13 months reserves documented, 3 months required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9447626
XXXX	436	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0045	2026-05-29 08:19	2026-06-02 11:47	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH form. - Due Diligence Vendor-06/02/2026 Ready for Review-Document Uploaded. Attach is the ACH Form. - Seller-05/29/2026 Open-Foreign National but the ACH form is Missing from file. An Automatic Payment Authorization (ACH) Form is required for all Foreign National borrowers. Funds must be held in a XXXX bank account. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Attach is the ACH Form. - Seller-05/29/2026	Resolved-Received ACH form. - Due Diligence Vendor-06/02/2026	LTV is less than guideline maximum - . Required is 75 Borrower has 70 Months Reserves exceed minimum required - 13 months reserves documented, 3 months required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9447857
XXXX	438	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	473	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-05-29 09:02	2026-07-15 11:06	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received XXXX statement with conversion. - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached XXXX - Seller-06/08/2026 Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 6 month(s) Unable to document sufficient funds. Gifts in file were given in previous years and accounted for already. No additional credit given. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached XXXX - Seller-06/08/2026	Resolved-Received XXXX statement with conversion. - Due Diligence Vendor-06/10/2026	Long term residence - Borrower owns primary residence for 11 years LTV is less than guideline maximum - Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9448623
XXXX	473	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-05-29 08:57	2026-06-10 11:27	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH form - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/08/2026 Open-Foreign National but the ACH form is Missing from file. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/08/2026	Resolved-Received ACH form - Due Diligence Vendor-06/10/2026	Long term residence - Borrower owns primary residence for 11 years LTV is less than guideline maximum - Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9448520
XXXX	473	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0179	2026-05-29 16:40	2026-06-10 11:27	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received 1008 with UW attestation - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached updated 1008 - Seller-06/08/2026 Open-UW Attestation/Docs stating warrantability are missing. Provide lender's UW attestation - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached updated 1008 - Seller-06/08/2026	Resolved-Received 1008 with UW attestation - Due Diligence Vendor-06/10/2026	Long term residence - Borrower owns primary residence for 11 years LTV is less than guideline maximum - Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9461009
XXXX	473	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-05-29 08:50	2026-06-10 11:19	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received XXXX statement with conversion. - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached XXXX- Seller-06/08/2026 Open-Total Qualified Assets Post-Close amount is '$-13846.03'. Assets are Insufficient. Unable to document sufficient funds. Gifts in file were given in previous years and accounted for already. No additional credit given. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached XXXX - Seller-06/08/2026	Resolved-Received XXXX statement with conversion. - Due Diligence Vendor-06/10/2026	Long term residence - Borrower owns primary residence for 11 years LTV is less than guideline maximum - Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9448389
XXXX	493	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE8201	2026-05-29 14:13	2026-06-11 12:37	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Upon further review, 42% of project are under contract which meets the minimum 30% required when the LTV is < 80% - Due Diligence Vendor-06/11/2026

Ready for Review-Per DSCR guidelines, since the LTV is below 80% and the credit score exceeds 680, a minimum presale of 30% is acceptable. - Seller-06/09/2026

Counter-No document provided.  Condo does not meet acceptable non-warrantable guideline of at least 50% sold. Additional conditions may apply.   - Due Diligence Vendor-06/04/2026

Ready for Review-This does not appear to be a valid finding, rather a note of the XXXX UW comments from the 1008. Please clear this finding.  - Seller-06/02/2026

																						Open-Condo Project new, Full Review - Non-Warrantable, not a condotel - Due Diligence Vendor-05/29/2026	Ready for Review-Per DSCR guidelines, since the LTV is below 80% and the credit score exceeds 680, a minimum presale of 30% is acceptable. - Seller-06/09/2026 Ready for Review-This does not appear to be a valid finding, rather a note of the XXXX UW comments from the 1008. Please clear this finding. - Seller-06/02/2026	Resolved-Upon further review, 42% of project are under contract which meets the minimum 30% required when the LTV is < 80% - Due Diligence Vendor-06/11/2026	Long term residence - Per 1003 borrower in primary for 10 year. Months Reserves exceed minimum required - The Borrower has 8.27 months in reserves; no reserve requirement.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9457069
XXXX	493	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0042	2026-05-29 17:09	2026-06-04 12:08	Resolved	1 - Information	C	A	Credit	Eligibility	XXXX Foreign National Affidavit is missing or incomplete	Resolved-Received Buyer Affidavit. - Due Diligence Vendor-06/04/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/02/2026 Open-XXXX Foreign National Affidavit is Missing or Incomplete. Missing the required XXXX Foreign National Affidavit. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/02/2026	Resolved-Received Buyer Affidavit. - Due Diligence Vendor-06/04/2026	Long term residence - Per 1003 borrower in primary for 10 year. Months Reserves exceed minimum required - The Borrower has 8.27 months in reserves; no reserve requirement.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9461966
XXXX	569	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE9996	2026-05-29 19:36	2026-06-16 10:32	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo does not meet requirements	Waived-Originator provided a waiver for condo with XXXXsq ft living space < 500 min sq ft of living space, applied to non material finding with comp factors - Due Diligence Vendor-06/16/2026 Ready for Review-Document Uploaded. See exception allowing property to be approved with XXXX sq ft of living space - Seller-06/11/2026 Open-Property is ineligible due to living square footage is less than guideline minimum of 500 sq ft. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. See exception allowing property to be approved with XXXX sq ft of living space - Seller-06/11/2026	Waived-Originator provided a waiver for condo with XXXXsq ft living space < 500 min sq ft of living space, applied to non material finding with comp factors - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728 Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.36	DTI is >5% below max allowed Residual income is 1.5 times > then $3,500	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	9465030
XXXX	569	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1201	2026-05-29 12:10	2026-06-12 15:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/12/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/12/2026 Open-Missing Third Party Fraud Report - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/12/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728 Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.36		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9454055
XXXX	569	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1325	2026-05-29 11:56	2026-06-10 14:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received PTIN letter verifying time business in existence, ownership percentage, and how long returns prepared. - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/09/2026 Open-Borrower 1 CPA Letter Missing Provide missing CPA letter verifying length of time business in existence, ownership percentage, and how long CPA prepared returns. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/09/2026	Resolved-Received PTIN letter verifying time business in existence, ownership percentage, and how long returns prepared. - Due Diligence Vendor-06/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728 Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.36		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9453317
XXXX	569	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1440	2026-05-29 12:06	2026-06-10 14:48	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR 0x30. - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/09/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOR for Primary Rental history. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/09/2026	Resolved-Received VOR 0x30. - Due Diligence Vendor-06/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728 Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.36		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9453985
XXXX	569	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1173	2026-05-29 11:46	2026-06-10 14:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Received Condo Master Insurance - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/09/2026 Open-Missing Condo Master Insurance Policy - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/09/2026	Resolved-Received Condo Master Insurance - Due Diligence Vendor-06/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728 Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.36		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9452724
XXXX	426	XXXX	C	A	A	A	A	A	C	A	Closed	FPRO0010	2026-05-29 16:18	2026-05-29 16:22	Resolved	1 - Information	C	A	Property	Value	AVM Confidence Score is under 90%	Resolved-AVM provided with a low confidence score. Guidelines do not have a minimum AVM score requirement. May result in pricing adjustment. - Due Diligence Vendor-05/29/2026 Open-The confidence score does not meet guides, and a desk review is required. - Due Diligence Vendor-05/29/2026		Resolved-AVM provided with a low confidence score. Guidelines do not have a minimum AVM score requirement. May result in pricing adjustment. - Due Diligence Vendor-05/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 767 Months Reserves exceed minimum required - 13.86 months reserves; 3 months reserves required LTV is less than guideline maximum - Required is 80 Borrower has 69.71			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9460355
XXXX	611	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-05-28 13:32	2026-06-03 09:19	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received acceptable (Per SFA) Lock confirmation for decrease in lender credit. Finding Resolved. - Due Diligence Vendor-06/03/2026
Ready for Review-There is no COC form, and this was disclosed to the borrower within 3 days. The explanation below and lock should be sufficient. Please escalate

The lender credit went from $24320 to $22040 due to a change in LTV and DTI - see attached - Seller-06/02/2026
Counter-Received lock confirmation. Please provide COC or PCCD with cure. - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. The lender credit went from $24320 to $22040 due to a change in LTV and DTI - see attached - Seller-06/01/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($22,040.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($24,320.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $24,320.00 to $22,040.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $2,280.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/28/2026	Ready for Review-There is no COC form, and this was disclosed to the borrower within 3 days. The explanation below and lock should be sufficient. Please escalate The lender credit went from $24320 to $22040 due to a change in LTV and DTI - see attached - Seller-06/02/2026 Ready for Review-Document Uploaded. The lender credit went from $24320 to $22040 due to a change in LTV and DTI - see attached - Seller-06/01/2026	Resolved-Received acceptable (Per SFA) Lock confirmation for decrease in lender credit. Finding Resolved. - Due Diligence Vendor-06/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 804 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.28		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9428126
XXXX	613	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	417	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1325	2026-06-01 15:32	2026-06-04 10:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA letter, validation of License - Due Diligence Vendor-06/04/2026 Ready for Review-Document Uploaded. May 5th, 2026 CPA Letter is less than 60 days from the XXXX Note close date, meets requirement - current existence of the business within 60 days of the note date. - Seller-06/02/2026 Open-Borrower 1 CPA Letter Missing Missing third party verification percentage of borrower ownership in business, length of employment, and expense factor for business income. - Due Diligence Vendor-06/01/2026	Ready for Review-Document Uploaded. May 5th, 2026 CPA Letter is less than 60 days from the XXXX Note close date, meets requirement - current existence of the business within 60 days of the note date. - Seller-06/02/2026	Resolved-Received CPA letter, validation of License - Due Diligence Vendor-06/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765 LTV is less than guideline maximum - Required is 85 Borrower has 65.53 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.73		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9486643
XXXX	417	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-06-01 11:41	2026-06-04 10:34	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received CPA letter, The Final Reviewed QM Status is acceptable - Due Diligence Vendor-06/04/2026 Ready for Review-Document Uploaded. May 5th, 2026 CPA Letter is less than 60 days from the XXXX Note close date, meets requirement - current existence of the business within 60 days of the note date. - Seller-06/02/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing third party verification percentage of borrower ownership in business, length of employment, and expense factor for business income. - Due Diligence Vendor-06/01/2026	Ready for Review-Document Uploaded. May 5th, 2026 CPA Letter is less than 60 days from the XXXX Note close date, meets requirement - current existence of the business within 60 days of the note date. - Seller-06/02/2026	Resolved-Received CPA letter, The Final Reviewed QM Status is acceptable - Due Diligence Vendor-06/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765 LTV is less than guideline maximum - Required is 85 Borrower has 65.53 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.73		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9480619
XXXX	417	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3540	2026-05-28 15:31	2026-06-04 09:10	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received doc tracking, borrower received at closing. Finding Resolved. - Due Diligence Vendor-06/04/2026
Ready for Review-Document Uploaded. The extension occurred 5/19 and sent 5/20. The COC form outlines the cost differential and occurrence date. The borrower signed the final CD 5/21  (within 3 days of 5/19) that has the updated points on it as well. The following is met   ' the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation' - Seller-06/03/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. The extension occurred 5/19 and sent 5/20. The COC form outlines the cost differential and occurrence date. The borrower signed the final CD XXXX (within 3 days of XXXX) that has the updated points on it as well. The following is met ' the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation' - Seller-06/03/2026	Resolved-Received doc tracking, borrower received at closing. Finding Resolved. - Due Diligence Vendor-06/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765 LTV is less than guideline maximum - Required is 85 Borrower has 65.53 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.73		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9431596
XXXX	485	XXXX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	458	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-05-28 14:03	2026-06-10 13:32	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached, Document will be sent for recording from the Title Company. - Seller-06/10/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Incorrect zip code of XXXX is on note and deed of trust for subject. Correct zip code per USPS and title is XXXX - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. Please see attached, Document will be sent for recording from the Title Company. - Seller-06/10/2026	Resolved-There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-06/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 789 Required is 640 Borrower has 789 LTV is less than guideline maximum - Required is 70 Borrower has 37 Required is 70 Borrower has 37		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9429028
XXXX	458	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1509	2026-05-30 13:20	2026-06-10 13:32	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved-There are no issues present on the Note. - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/10/2026 Open-There are Issues Present on the Note that must be addressed. Incorrect zip code of XXXX is on note and deed of trust for subject. Correct zip code per USPS and title is XXXX - Due Diligence Vendor-05/30/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/10/2026	Resolved-There are no issues present on the Note. - Due Diligence Vendor-06/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 789 Required is 640 Borrower has 789 LTV is less than guideline maximum - Required is 70 Borrower has 37 Required is 70 Borrower has 37		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9467329
XXXX	458	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1479	2026-05-29 19:09	2026-06-09 15:05	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Resolved-Received March 2026 Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-06/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/08/2026 Open-Asset Record 1 Does Not Meet G/L Requirements XXXX statement dated 2.28.26 is XX days prior to application date XXXX per guides - Complete bank or investment portfolio statements from the most recent 30 days prior to the application date. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/08/2026	Resolved-Received March 2026 Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-06/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 789 Required is 640 Borrower has 789 LTV is less than guideline maximum - Required is 70 Borrower has 37 Required is 70 Borrower has 37		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9464863
XXXX	458	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1480	2026-05-29 19:09	2026-06-09 15:05	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Resolved-Received March 2026 Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-06/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/08/2026 Open-Asset Record 2 Does Not Meet G/L Requirements XXXX statement dated 2.28.26 is XX days prior to application date XXXX per guides - Complete bank or investment portfolio statements from the most recent 30 days prior to the application date. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/08/2026	Resolved-Received March 2026 Asset Record 2 Meets G/L Requirements Or Not Applicable - Due Diligence Vendor-06/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 789 Required is 640 Borrower has 789 LTV is less than guideline maximum - Required is 70 Borrower has 37 Required is 70 Borrower has 37		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9464865
XXXX	604	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	615	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-05-28 13:17	2026-06-02 09:35	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with lock, lender credit not listed on COC. Finding Resolved. - Due Diligence Vendor-06/02/2026
Ready for Review-Document Uploaded. The lender credit went from $11145.00 to $3023 due to the float to lock
The lender credit went from $3023 to $6390 due to a loan amount change- there was a cure of $106.50 - Seller-06/01/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($6,496.50) does not exceed or equal the comparable sum of specific and non-specific lender credits ($11,145.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $11,145.00 to $6,496.50 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $4,648.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/28/2026	Ready for Review-Document Uploaded. The lender credit went from $11145.00 to $3023 due to the float to lock The lender credit went from $3023 to $6390 due to a loan amount change- there was a cure of $106.50 - Seller-06/01/2026	Resolved-Received explanation that lender credit decreased with lock, lender credit not listed on COC. Finding Resolved. - Due Diligence Vendor-06/02/2026	LTV is less than guideline maximum - Required is 70 Borrower has 60 Required is 70 Borrower has 60 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.42 Required is 50 Borrower has 22.42		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9427694
XXXX	587	XXXX	C	B	C	A	C	B	A	A	Closed	finding-3635	2026-05-29 09:44	2026-06-10 12:11	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/10/2026
Ready for Review-Document Uploaded.  - Seller-06/09/2026
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($550.00) exceed the comparable charges ($431.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ------Ten (10%) tolerance fees (recording service fee) increased by $75.90 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $75.90, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date:XXXX remains EV3C
																						- Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. - Seller-06/09/2026	Cured-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 815 LTV is less than guideline maximum - Required is 80 Borrower has 63.56		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9449571
XXXX	587	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE1205	2026-06-01 09:50	2026-06-03 12:14	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud report and SAM - Due Diligence Vendor-06/03/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/01/2026 Open-OFAC Check Not Completed and/or Cleared for Underwriter. - Due Diligence Vendor-06/01/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/01/2026	Resolved-Received Fraud report and SAM - Due Diligence Vendor-06/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 815 LTV is less than guideline maximum - Required is 80 Borrower has 63.56		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9477997
XXXX	508	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-05-29 15:39	2026-06-05 11:45	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received notification borrower received CD XXXX at closing. Finding Resolved. - Due Diligence Vendor-06/05/2026
Ready for Review-Document Uploaded. coc attached that spells out reduction - Seller-06/05/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($5,945.03) does not exceed or equal the comparable sum of specific and non-specific lender credits ($6,144.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $6144 to $5945.03 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $198.97, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. coc attached that spells out reduction - Seller-06/05/2026	Resolved-Received notification borrower received CD XXXX at closing. Finding Resolved. - Due Diligence Vendor-06/05/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 807 LTV is less than guideline maximum - Required is 85 Borrower has 56.01 Qualifying DTI below maximum allowed - Required is 50 Borrower has 24.77		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9459090
XXXX	508	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-05-29 15:39	2026-06-05 11:45	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received notification borrower received at closing. Finding Resolved. - Due Diligence Vendor-06/05/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-06/04/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX #1 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/04/2026	Resolved-Received notification borrower received at closing. Finding Resolved. - Due Diligence Vendor-06/05/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 807 LTV is less than guideline maximum - Required is 85 Borrower has 56.01 Qualifying DTI below maximum allowed - Required is 50 Borrower has 24.77		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9459089
XXXX	570	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-06-01 12:31	2026-06-03 12:23	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud report and SAM - Due Diligence Vendor-06/03/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/01/2026 Open-OFAC Check Not Completed and/or Cleared OFAC check not cleared for Listing Realtor/ Buyer Agent - Due Diligence Vendor-06/01/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/01/2026	Resolved-Received Fraud report and SAM - Due Diligence Vendor-06/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 823 LTV is less than guideline maximum - Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9482530
XXXX	588	XXXX	B	B	A	A	B	B	A	A	Closed	FCOM1267	2026-06-01 14:03	2026-06-01 15:23	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Partially Provided	Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) - Due Diligence Vendor-06/01/2026		Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) - Due Diligence Vendor-06/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 725 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 36.4 LTV is less than guideline maximum - Required is 85 Borrower has 55.51			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	9484415
XXXX	585	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1248	2026-06-03 10:56	2026-06-05 10:41	Resolved	1 - Information	C	A	Credit	Eligibility	Non-Arm's Length Transactions Not Allowed for Program	Resolved-Received Gift letter that reflects Gift of Equity and donor is brother. Current mortgage statement in file does not reflect any delinquencies - Due Diligence Vendor-06/05/2026

Ready for Review-Document Uploaded. Please see attached Letter shows relationship as Brothers.  Please expedite this to be cleared as soon as possible - Seller-06/03/2026

																						Open-Non-Arm's Length Transactions Not Allowed for Program Missing LOE describing the relationship between the parties to transaction. Appraisal reflects Non-Arm's Length due to family sale. Upon receipt additional conditions may apply. - Due Diligence Vendor-06/03/2026	Ready for Review-Document Uploaded. Please see attached Letter shows relationship as Brothers. Please expedite this to be cleared as soon as possible - Seller-06/03/2026	Resolved-Received Gift letter that reflects Gift of Equity and donor is brother. Current mortgage statement in file does not reflect any delinquencies - Due Diligence Vendor-06/05/2026	Long term residence - Borrower has lived at primary residence for 2 years. LTV is less than guideline maximum - LTV of 75% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9528987
XXXX	609	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	529	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1193	2026-06-05 11:05	2026-06-29 13:00	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-After further review, the XXXX transaction history is for a business loan being paid from the business account. DTI below 50%. - Due Diligence Vendor-06/29/2026

Ready for Review-Document Uploaded. Please see attach3ed exception allowing the loan to close with a DTI over 50%.  Also attached is a copy of the XXXX transaction history showing this is a Business Loan and the Business Bank statements showing all payments made from the business account.  Since this was verified as a business loan and paid by the business, this account was excluded from the DTI calculation. - Seller-06/29/2026

																						Open-Audited DTI of 61.39% exceeds Guideline DTI of 50% DTI exceeds program maximum of 50%. - Due Diligence Vendor-06/05/2026	Ready for Review-Document Uploaded. Please see attach3ed exception allowing the loan to close with a DTI over 50%. Also attached is a copy of the XXXX transaction history showing this is a Business Loan and the Business Bank statements showing all payments made from the business account. Since this was verified as a business loan and paid by the business, this account was excluded from the DTI calculation. - Seller-06/29/2026	Resolved-After further review, the XXXX transaction history is for a business loan being paid from the business account. DTI below 50%. - Due Diligence Vendor-06/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 682 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9580581
XXXX	529	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-06-05 11:00	2026-06-29 12:59	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-After further review, the XXXX transaction history is for a business loan being paid from the business account. DTI below 50%. - Due Diligence Vendor-06/29/2026

Ready for Review-Document Uploaded. Please see attach3ed exception allowing the loan to close with a DTI over 50%.  Also attached is a copy of the XXXX transaction history showing this is a Business Loan and the Business Bank statements showing all payments made from the business account.  Since this was verified as a business loan and paid by the business, this account was excluded from the DTI calculation. - Seller-06/29/2026

																						Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Excessive DTI. - Due Diligence Vendor-06/05/2026	Ready for Review-Document Uploaded. Please see attach3ed exception allowing the loan to close with a DTI over 50%. Also attached is a copy of the XXXX transaction history showing this is a Business Loan and the Business Bank statements showing all payments made from the business account. Since this was verified as a business loan and paid by the business, this account was excluded from the DTI calculation. - Seller-06/29/2026	Resolved-After further review, the XXXX transaction history is for a business loan being paid from the business account. DTI below 50%. - Due Diligence Vendor-06/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 682 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9580525
XXXX	529	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-06-05 10:12	2026-06-09 15:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA letter, confirmed expenses, ownership and how long business has been operating - Due Diligence Vendor-06/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/08/2026 Open-Borrower 1 CPA Letter Missing Provide missing CPA letter verifying time in business, ownership percentage and expense factor. - Due Diligence Vendor-06/05/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/08/2026	Resolved-Received CPA letter, confirmed expenses, ownership and how long business has been operating - Due Diligence Vendor-06/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 682 LTV is less than guideline maximum - Required is 80 Borrower has 70		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9578765
XXXX	591	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-06-05 16:42	2026-06-29 12:40	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received signed ACH form - Due Diligence Vendor-06/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/26/2026 Counter-Received ACH form however is initialed by b1, not signed. Please provide signed ACH form - Due Diligence Vendor-06/10/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/08/2026 Open-Foreign National but the ACH form is Missing from file. Foreign National/Non Perm resident alien but ACH form is not in file - Due Diligence Vendor-06/05/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/08/2026	Resolved-Received signed ACH form - Due Diligence Vendor-06/29/2026	Long term residence - Long Term Residence = 15+ years Months Reserves exceed minimum required - min 6, actual 17.71		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9591097
XXXX	481	XXXX	C	B	C	B	C	A	A	A	Closed	FCRE1198	2026-06-08 09:02	2026-06-17 15:48	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver for 5 months reserves< 6 months required, applied to non material finding with comp factors - Due Diligence Vendor-06/17/2026 Ready for Review-Document Uploaded. Please see attached exception - Seller-06/16/2026 Open-Audited Reserves of 5.73 month(s) are less than Guideline Required Reserves of 6 month(s). The lender used 3/30/2026 Statement XXXX; Statement in file from 4/30/2026 XXXX. Provide sufficient assets to cover 6 months reserves. - Due Diligence Vendor-06/08/2026	Ready for Review-Document Uploaded. Please see attached exception - Seller-06/16/2026	Waived-Originator provided a waiver for 5 months reserves< 6 months required, applied to non material finding with comp factors - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 789 LTV is less than guideline maximum - Required is 85 Borrower has 67.57 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.08	FICO is 20 points >minimum required DTI is 5% below maximum allowed	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	9603317
XXXX	481	XXXX	C	B	C	B	C	A	A	A	Closed	finding-3540	2026-06-04 15:29	2026-06-11 13:13	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received document tracking for borrower receipt. Finding Resolved. - Due Diligence Vendor-06/11/2026
Ready for Review-Document Uploaded. SEE ATTACHED - Seller-06/10/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-06/04/2026	Ready for Review-Document Uploaded. SEE ATTACHED - Seller-06/10/2026	Resolved-Received document tracking for borrower receipt. Finding Resolved. - Due Diligence Vendor-06/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 789 LTV is less than guideline maximum - Required is 85 Borrower has 67.57 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.08		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9564039
XXXX	481	XXXX	C	B	C	B	C	A	A	A	Closed	finding-3652	2026-06-04 15:29	2026-06-11 13:13	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with COC for Lock, lender credit was not listed on the COC. Finding Resolved. - Due Diligence Vendor-06/11/2026
Ready for Review-Document Uploaded. The lender credit decreased from $1940 to $750 due to the float to lock - see attached  - Seller-06/10/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($750.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,940.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $1,940.00 to $750.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $1,190.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-06/04/2026	Ready for Review-Document Uploaded. The lender credit decreased from $1940 to $750 due to the float to lock - see attached - Seller-06/10/2026	Resolved-Received explanation that lender credit decreased with COC for Lock, lender credit was not listed on the COC. Finding Resolved. - Due Diligence Vendor-06/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 789 LTV is less than guideline maximum - Required is 85 Borrower has 67.57 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.08		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9564040
XXXX	416	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1148	2026-06-08 18:27	2026-06-11 15:35	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received supplemental report, coverage mirrors upb. Upon further review supplemental report dated 05/22/2026 reflects loan amount XXXX- Due Diligence Vendor-06/11/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/10/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien. - Due Diligence Vendor-06/08/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/10/2026	Resolved-Received supplemental report, coverage mirrors upb. Upon further review supplemental report dated 05/22/2026 reflects loan amount XXXX- Due Diligence Vendor-06/11/2026	DSCR % greater than 1.20 - Calculated DSCR of 1.646 which exceeds the minimum required of 0.0 Required is 0 Borrower has 1.646 LTV is less than guideline maximum - LTV of 55% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 55 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 705 which exceeds the minimum of 620 Required is 620 Borrower has 705		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9618464
XXXX	462	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	453	XXXX	C	B	C	A	C	B	A	A	Closed	finding-3352	2026-06-08 13:45	2026-06-15 09:54	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/11/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/08/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/11/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 743. Required is 720 Borrower has 743 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 33.71%. Required is 50 Borrower has 33.71			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9611638
XXXX	453	XXXX	C	B	C	A	C	B	A	A	Closed	finding-3652	2026-06-08 13:45	2026-06-15 09:53	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation and copy of Lock confirmation at closing. Finding Resolved. - Due Diligence Vendor-06/15/2026
Ready for Review-Document Uploaded. The lender credit went from $470.45 to $159.41 due to the lock extension - see attached  - Seller-06/11/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($159.41) does not exceed or equal the comparable sum of specific and non-specific lender credits ($470.45). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $470.45 to $159.41 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $311.04, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-06/08/2026	Ready for Review-Document Uploaded. The lender credit went from $470.45 to $159.41 due to the lock extension - see attached - Seller-06/11/2026	Resolved-Received explanation and copy of Lock confirmation at closing. Finding Resolved. - Due Diligence Vendor-06/15/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 743. Required is 720 Borrower has 743 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 33.71%. Required is 50 Borrower has 33.71		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9611637
XXXX	453	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE1506	2026-06-11 01:03	2026-06-12 16:50	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOM 0x30 - Due Diligence Vendor-06/12/2026
Ready for Review-Document Uploaded. Not a valid finding, Lender notes the Mortgage being paid off is XXXX” and was originated XXXX, which had a first payment of XXXX. So, borrower has been at Subject for a 12month’s period, however the mortgage rating would not reflect 12 months payments because the first payment was not made until XXXX, plus see pay off reflects loan is due for 6.1 payment. The documentation provided does suffice.  Please have this expedited to be cleared as soon as possible - Seller-06/11/2026
																						Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Provide 3 months of Rental history for the borrower's previous primary residence to complete a 12-month housing history. - Due Diligence Vendor-06/11/2026	Ready for Review-Document Uploaded. Not a valid finding, Lender notes the Mortgage being paid off is XXXX” and was originated XXXX, which had a first payment of XXXX. So, borrower has been at Subject for a 12month’s period, however the mortgage rating would not reflect 12 months payments because the first payment was not made until XXXX, plus see pay off reflects loan is due for 6.1 payment. The documentation provided does suffice. Please have this expedited to be cleared as soon as possible - Seller-06/11/2026	Resolved-Received VOM 0x30 - Due Diligence Vendor-06/12/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 743. Required is 720 Borrower has 743 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 33.71%. Required is 50 Borrower has 33.71		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9676812
XXXX	453	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE1440	2026-06-10 10:19	2026-06-12 16:42	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received xpl and payoff reflecting next due 06/01/2026. upon further review Supp 1x lender, 4x servicer + 7x current servicer satisfies 12 mo VOM 0x30 - Due Diligence Vendor-06/12/2026
Ready for Review-Document Uploaded. Not a valid finding, Lender notes the Mortgage being paid off is XXXX” and was originated XXXX, which had a first payment of XXXX. So, borrower has been at Subject for a 12month’s period, however the mortgage rating would not reflect 12 months payments because the first payment was not made until XXXX, plus see pay off reflects loan is due for 6.1 payment. The documentation provided does suffice.  Please have this expedited to be cleared as soon as possible - Seller-06/11/2026
																						Open-Housing History Does Not Meet Guideline Requirements Per loan application, the borrower has owned their current primary for 9 months and rented previously. Provide 3 months of Rental history for the borrower's previous primary residence to complete a 12-month housing history. Additional conditions may apply. - Due Diligence Vendor-06/10/2026	Ready for Review-Document Uploaded. Not a valid finding, Lender notes the Mortgage being paid off is XXXX” and was originated XXXX, which had a first payment of XXXX. So, borrower has been at Subject for a 12month’s period, however the mortgage rating would not reflect 12 months payments because the first payment was not made until XXXX, plus see pay off reflects loan is due for 6.1 payment. The documentation provided does suffice. Please have this expedited to be cleared as soon as possible - Seller-06/11/2026	Resolved-Received xpl and payoff reflecting next due 06/01/2026. upon further review Supp 1x lender, 4x servicer + 7x current servicer satisfies 12 mo VOM 0x30 - Due Diligence Vendor-06/12/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 743. Required is 720 Borrower has 743 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 33.71%. Required is 50 Borrower has 33.71	Provide 3 month of Rental history for the Primary residence with 0x30, additional conditions may be applied.	XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9654435
XXXX	453	XXXX	C	B	C	A	C	B	A	A	Closed	FCOM1353	2026-06-08 13:27	2026-06-08 13:27	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-06/08/2026		Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). Originator waiver applied to non-material Findings. - Due Diligence Vendor-06/08/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 743. Required is 720 Borrower has 743 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 33.71%. Required is 50 Borrower has 33.71			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	9610895
XXXX	554	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other